United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
 Quarterly Schedule of Portfolio Holdings of Registered Management Investment
                                    Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/06


               Date of Reporting Period: Quarter ended 1/31/06
                                         ---------------------







Item 1.     Schedule of Investments


ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)



       Principal
        Amount                                                                                        Value
                              Short-Term Municipals--99.5%1,2
                              Alabama--97.4%
 $    10,900,000        3     ABN AMRO MuniTOPS Certificates Trust (Alabama
                              Non-AMT)/(Series 2002-21) Weekly TOBs (Birmingham, AL
                              Waterworks & Sewer Board)/(MBIA Insurance Corp.
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.070%, Optional
                              Tender 2/2/2006                                                  $    10,900,000
       2,250,000              Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly
                              VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 3.080%,
                              2/2/2006                                                              2,250,000
       9,980,000              Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at
                              Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 3.130%,
                              2/2/2006                                                              9,980,000
       5,870,000              Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe
                              Apartments, Ltd.)/(Columbus Bank and Trust Co., GA LOC),
                              3.180%, 2/2/2006                                                      5,870,000
       3,865,000        3     Alabama HFA Single Family, Variable Rate Certificates
                              (Series 1997J) Weekly VRDNs (GNMA COL)/(Bank of America
                              N.A. LIQ), 3.170%, 2/2/2006                                           3,865,000
       4,420,000              Alabama Mental Health Finance Authority, (Series 2005),
                              4.00% Bonds (AMBAC INS), 6/1/2006                                     4,437,772
       3,200,000              Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern
                              Bag Corp. Ltd.)/(Bank of America N.A. LOC), 3.230%,
                              2/2/2006                                                              3,200,000
       3,755,000        3     Alabama State Public School & College Authority,
                              (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),
                              3.060%, 2/2/2006                                                      3,755,000
      12,160,000        3     Alabama State Public School & College Authority,
                              (PT-435) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),
                              3.060%, 2/2/2006                                                      12,160,000
       7,320,000        3     Alabama State Public School & College Authority, PUTTERs
                              (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase
                              & Co. LIQ), 3.060%, 2/2/2006                                          7,320,000
        850,000               Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama
                              LLC)/(Regions Bank, Alabama LOC), 3.130%, 2/2/2006                     850,000
        825,000               Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood
                              Cabinets)/(Regions Bank, Alabama LOC), 3.220%, 2/2/2006                825,000
       4,000,000              Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift
                              Lumber, Inc.)/(Bank of New York LOC), 3.220%, 1/26/2006               4,000,000
       2,880,000              Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson
                              Co., Inc.)/(Bank of America N.A. LOC), 3.120%, 2/2/2006               2,880,000
       1,700,000              Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick
                              Co., Inc.)/(Compass Bank, Birmingham LOC), 3.200%,
                              2/16/2006                                                             1,700,000
       7,000,000              Birmingham, AL Airport Authority, (Series 2003A) Weekly
                              VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.030%,
                              2/2/2006                                                              7,000,000
        995,000               Birmingham, AL IDA, (Series 1996) Weekly VRDNs (American
                              FireLog Corp.)/(Comerica Bank LOC), 3.290%, 2/2/2006                   995,000
       2,105,000              Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. &
                              W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC),
                              3.240%, 2/2/2006                                                      2,105,000
       2,920,000              Birmingham, AL IDA, (Series 2001) Weekly VRDNs (American
                              FireLog Corp.)/(Comerica Bank LOC), 3.290%, 2/2/2006                  2,920,000
       1,885,500              Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs
                              (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.170%,
                              2/2/2006                                                              1,885,500
       2,900,000              Birmingham, AL Medical Clinic Board, (Series 1991)
                              Weekly VRDNs (University of Alabama Health
                              System)/(SunTrust Bank LOC), 3.030%, 2/1/2006                         2,900,000
       5,480,000              Birmingham, AL Medical Clinic Board, (Series 2004)
                              Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank,
                              Alabama LOC), 3.050%, 2/2/2006                                        5,480,000
       5,935,000              Boaz, AL IDB, (Series 1994) Weekly VRDNs
                              (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.150%,
                              2/2/2006                                                              5,935,000
       2,300,000              Chelsea Park, AL Cooperative District, (Series 2005)
                              Weekly VRDNs (Compass Bank, Birmingham LOC), 3.160%,
                              2/2/2006                                                              2,300,000
       3,910,000              Daphne, AL Special Care Facilities Financing Authority,
                              (Series 1998-A) Weekly VRDNs (Presbyterian Retirement
                              Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL
                              LIQ), 3.120%, 2/2/2006                                                3,910,000
       3,000,000              Decatur, AL IDB, Revenue Refunding Bonds (Series 1993)
                              Weekly VRDNs (Honeywell International, Inc.), 3.300%,
                              2/1/2006                                                              3,000,000
        480,000               Enterprise, AL IDA, (Series 1997) Weekly VRDNs (Coffee
                              Gin Co.)/(Regions Bank, Alabama LOC), 4.590%, 2/2/2006                 480,000
        310,000               Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping,
                              Inc.)/(U.S. Bank, N.A. LOC), 3.360%, 2/1/2006                          310,000
       5,750,000              Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel
                              South LLC)/(LaSalle Bank Midwest, N.A. LOC), 3.160%,
                              2/1/2006                                                              5,750,000
        690,000               Gadsden, AL, (Series 2005), 4.00% Bonds (AMBAC INS),
                              3/1/2006                                                               690,623
       5,667,000              Geneva County, AL Health Care Authority, Inc., (Series
                              2001) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.080%,
                              2/3/2006                                                              5,667,000
       8,285,000        3     Health Care Authority for Baptist Health, AL, ROCS
                              (Series 499CE) Weekly VRDNs (Citigroup, Inc.
                              LIQ)/(Citigroup, Inc. LOC), 3.120%, 2/2/2006                          8,285,000
       1,500,000              Huntsville, AL Health Care Authority, (Series 1994-A),
                              5.00% Bonds (MBIA Insurance Corp. INS), 6/1/2006                      1,510,282
        700,000               Huntsville, AL Health Care Authority, (Series 1994-B),
                              3.00% Bonds (MBIA Insurance Corp. INS), 6/1/2006                       700,292
       1,500,000              Huntsville, AL IDB Weekly VRDNs (Giles & Kendall,
                              Inc.)/(Wachovia Bank N.A. LOC), 3.180%, 2/3/2006                      1,500,000
       4,360,000              Huntsville, AL Public Park & Recreation Board, (Series
                              2002) Weekly VRDNs (YMCA of Metropolitan
                              Huntsville)/(Wachovia Bank N.A. LOC), 3.080%, 2/3/2006                4,360,000
       5,755,000        3     Huntsville, AL Solid Waste Disposal Authority, (PT-840),
                              3.00% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch &
                              Co., Inc. LIQ), Optional Tender 7/20/2006                             5,755,000
       9,000,000              Huntsville, AL Special Care Facilities Financing
                              Authority, (Series 2001D) Weekly VRDNs (Carlton Cove,
                              Inc.)/(BNP Paribas SA LOC), 3.030%, 2/2/2006                          9,000,000
       3,800,000              Huntsville, AL Special Care Facilities Financing
                              Authority, Lease Revenue Bonds (Series 2005) Weekly
                              VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia
                              Bank N.A. LOC), 3.080%, 2/2/2006                                      3,800,000
       1,000,000              Jacksonville, AL IDB, (Series 1994) Weekly VRDNs
                              (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.150%,
                              2/2/2006                                                              1,000,000
       8,500,000              Jefferson County, AL Sewer System, (Series 2003 B-2
                              Warrants) Weekly VRDNs (XL Capital Assurance Inc.
                              INS)/(Societe Generale, Paris LIQ), 3.030%, 2/2/2006                  8,500,000
       4,900,000              Jefferson County, AL Sewer System, (Series 2003 B-6
                              Warrants) Weekly VRDNs (XL Capital Assurance Inc.
                              INS)/(State Street Bank and Trust Co. LIQ), 3.020%,
                              2/2/2006                                                              4,900,000
       8,620,000        3     Jefferson County, AL Sewer System, Floater Certificates
                              (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan
                              Stanley LIQ), 3.050%, 2/2/2006                                        8,620,000
       7,000,000              Jefferson County, AL Sewer System, Warrants (Series 2002
                              C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank
                              of America N.A. LIQ), 3.040%, 1/26/2006                               7,000,000
       1,700,000              Jefferson County, AL Sewer System, Warrants (Series 2002
                              C-6) Weekly VRDNs (XL Capital Assurance Inc.
                              INS)/(Societe Generale, Paris LIQ), 3.030%, 1/26/2006                 1,700,000
       6,550,000              Jefferson County, AL, (Series 2001-A), 5.00% Bonds
                              (AMBAC INS), 4/1/2006                                                 6,572,784
       2,325,000              Legends Park Improvement District, AL, (Series 2002-A)
                              Weekly VRDNs (Columbus Bank and Trust Co., GA LOC),
                              3.130%, 2/2/2006                                                      2,325,000
      10,000,000              Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds
                              (Series 2000) Weekly VRDNs (Honda Manufacturing of
                              Alabama LLC)/(Bank of America N.A. LOC), 3.150%, 2/2/2006             10,000,000
        700,000               Lowndes County, AL IDB, (Series 1996) Weekly VRDNs
                              (Warren Oil Co.)/(Wachovia Bank N.A. LOC), 3.130%,
                              2/2/2006                                                               700,000
        375,000               Madison, AL, (Series 2005), 5.45% Bonds (FSA INS),
                              4/1/2006                                                               376,545
       2,140,000              Magnolia Ridge Improvement District, AL, (Series 2002)
                              Weekly VRDNs (Wachovia Bank N.A. LOC), 3.130%, 2/3/2006               2,140,000
       2,000,000              Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama
                              Power Co.), 3.040%, 2/2/2006                                          2,000,000
       7,615,000        3     Mobile, AL, Class A Certificates (Series 2002-197)
                              Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ),
                              3.060%, 2/1/2006                                                      7,615,000
       9,800,000              Montgomery, AL ALAHA Special Care Facilities Financing
                              Authority, (Series 2003-A) Weekly VRDNs (Gulf Health
                              Hospitals, Inc.)/(Regions Bank, Alabama LOC), 3.030%,
                              2/2/2006                                                              9,800,000
       1,165,000              Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs
                              (Industrial Partners)/(SunTrust Bank LOC), 3.150%,
                              2/1/2006                                                              1,165,000
       3,700,000              Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager
                              Hinge)/(U.S. Bank, N.A. LOC), 3.150%, 2/1/2006                        3,700,000
       2,305,000              Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment
                              Security Group, Inc.)/(PNC Bank, N.A. LOC), 3.170%,
                              2/2/2006                                                              2,305,000
       6,000,000              Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs
                              (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank, N.A.
                              LOC), 3.150%, 2/2/2006                                                6,000,000
       3,200,000              Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs
                              (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC),
                              3.150%, 2/1/2006                                                      3,200,000
       1,125,000              Montgomery, AL Waterworks & Sanitary Sewer Board,
                              (Series 2005), 3.00% Bonds (FSA INS), 3/1/2006                        1,125,295
        515,000               Montgomery-Engelside, AL Medical Clinic Board, (Series
                              1999-A) Weekly VRDNs (Montgomery Surgical Center
                              Ltd.)/(SunTrust Bank LOC), 3.360%, 2/2/2006                            515,000
        565,000               Orange Beach, AL, General Obligation Warrants (Series
                              2005), 3.50% Bonds (AMBAC INS), 2/1/2006                               565,000
        360,000               Oxford, AL, (Series 2005-B), 2.75% Bonds (FSA INS),
                              5/1/2006                                                               359,712
       3,255,000              Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly
                              VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank,
                              Alabama LOC), 3.150%, 2/2/2006                                        3,255,000
       1,525,000              Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu
                              LLC)/(SunTrust Bank LOC), 3.230%, 2/2/2006                            1,525,000
        335,000               Piedmont, AL IDB Weekly VRDNs (Industrial
                              Partners)/(Wachovia Bank N.A. LOC), 3.360%, 2/1/2006                   335,000
       2,000,000              Port City Medical Clinic Board of Mobile, AL, (Series
                              1998B) Weekly VRDNs (Infirmary Health System,
                              Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC
                              Bank N.V. LIQs), 3.040%, 2/2/2006                                     2,000,000
       1,645,000              Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of
                              Illinois, Inc.)/(Regions Bank, Alabama LOC), 3.250%,
                              2/1/2006                                                              1,645,000
       1,765,000              St. Clair County, AL IDB, (Series 1993) Weekly VRDNs
                              (Ebsco Industries, Inc.)/(National Australia Bank Ltd.,
                              Melbourne LOC), 3.140%, 2/2/2006                                      1,765,000
       1,690,000              Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead
                              Farm Group, Inc.)/(Regions Bank, Alabama LOC), 3.230%,
                              2/2/2006                                                              1,690,000
       3,152,000              Tuscaloosa County, AL Automotive Corridor IDA, (Series
                              2002) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                              Bank N.A. LIQ), 3.080%, 2/2/2006                                      3,152,000
       1,800,000              Tuscaloosa County, AL Park & Recreation Authority,
                              (Series 2000) Weekly VRDNs (Amsouth Bank N.A.,
                              Birmingham, AL LOC), 3.070%, 2/2/2006                                 1,800,000
       1,280,000              Vincent, AL IDB Weekly VRDNs (Headquarters Partnership
                              Project)/(National Australia Bank Ltd., Melbourne LOC),
                              3.060%, 2/2/2006                                                      1,280,000
        675,000               Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                              Industries, Inc.)/(National Australia Bank Ltd.,
                              Melbourne LOC), 3.120%, 2/2/2006                                       675,000
                              Total                                                                271,537,805
                              Puerto Rico--2.1%
       1,875,000              Commonwealth of Puerto Rico, (Series 2006), 4.50% TRANs
                              (BNP Paribas SA, Bank of Nova Scotia, Toronto, Citibank
                              NA, New York, Dexia Credit Local, Fortis Bank SA/NV,
                              Royal Bank of Canada, Montreal and State Street Bank and
                              Trust Co. LOCs), 7/28/2006                                            1,886,372
       4,000,000        3     Puerto Rico Highway and Transportation Authority,
                              (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                              Guaranty N.A. INS) and Dexia Credit Local LIQs),
                              Optional Tender 10/12/2006                                            4,000,000
                              Total                                                                 5,886,372
                              Total MUNICIPAL investments--99.5%
                               (at amortized cost)4                                                277,424,177
                              other assets and liabilities - net -0.5%                              1,368,608
                              total net assets -100%                                           $   278,792,785

         Securities that are subject to the federal alternative minimum tax
         (AMT) represent 33.5% of the portfolio as calculated based upon total portfolio market value.
       1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or
         MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch
         Ratings,  are all considered rated in one of the two highest short-term rating categories.
         Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
         At January 31, 2006, the portfolio securities were rated as follows:
         Tier Rating Percentages Based on Total Market Value
         First    Second
         Tier     Tier
         ------------------
         ------------------
         100.0%   0.0%
         ------------------
       2 Current rate and next reset date shown for Variable Rate Demand Notes.
       3 Denotes a restricted security, including securities purchased under
         Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
         At January 31, 2006, these securities amounted to $72,275,000 which represents 25.9% of total net assets.
       4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOCs        --Letter(s) of Credit
MFH         --Multi Family Housing
PCR         --Pollution Control Revenue
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participation Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes




ARIZONA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)



   Principal
     Amount                                                                                    Value
                         Short-Term Municipals--100.9%1, 2
                         Arizona--99.2%
$  2,900,000             Apache County, AZ, IDA (Series 1983B), Weekly
                         VRDNs (Tucson Electric Power Co.)/(Bank of New
                         York LOC), 3.050%, 2/1/2006                                 $       2,900,000
    750,000              Apache County, AZ, IDA (Series1983A), Weekly VRDNs
                         (Tucson Electric Power Co.)/(Credit Suisse, Zurich
                         LOC), 3.010%, 2/1/2006                                               750,000
   5,096,000             Arizona Health Facilities Authority (Series 2002),
                         Weekly VRDNs (Royal Oaks Life Care
                         Community)/(LaSalle Bank, N.A. LOC), 3.030%,
                         2/2/2006                                                            5,096,000
   2,000,000             Arizona Health Facilities Authority (Series 2004),
                         Weekly VRDNs (Southwest Behavioral Health
                         Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC),
                         3.090%, 2/1/2006                                                    2,000,000
    450,000              Arizona Health Facilities Authority (Series
                         2005A), Weekly VRDNs (Banner Health)/(MBIA
                         Insurance Corp. INS)/(Citibank NA, New York LIQ),
                         3.040%, 2/1/2006                                                     450,000
   3,000,000             Arizona School District, COPs (Series 2005), 4.00%
                         TANs, 7/28/2006                                                     3,015,314
   6,300,000             Arizona Tourism & Sports Authority (Series 2005A),
                         Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada,
                         Montreal LIQ), 3.030%, 2/1/2006                                     6,300,000
   2,050,000             Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs
                         (Price Cos., Inc.)/(Bank of America N.A. LOC),
                         3.070%, 2/2/2006                                                    2,050,000
   7,221,000             Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy
                         Cone Co.)/(Citizens Bank of Pennsylvania LOC),
                         3.300%, 2/2/2006                                                    7,221,000
   5,780,000             Glendale, AZ, IDA Weekly VRDNs (Friendship
                         Retirement Corp.)/(Wells Fargo Bank, N.A.,
                         Minnesota LOC), 3.040%, 2/2/2006                                    5,780,000
    700,000              Glendale, AZ, IDA (Series 1999), Weekly VRDNs
                         (Friendship Retirement Corp.)/(Wells Fargo Bank,
                         N.A., Minnesota LOC), 3.040%, 2/2/2006                               700,000
    930,000              Glendale, AZ, 3.50% Bonds, 7/1/2006                                  933,071
   1,000,000             Glendale, AZ, 4.60% Bonds, 7/1/2006                                 1,005,580
   3,740,000             Maricopa County, AZ, IDA (Series 1984), Weekly
                         VRDNs (Gannett Co., Inc.), 3.260%, 2/1/2006                         3,740,000
   5,610,000             Maricopa County, AZ, IDA (Series 1999), Weekly
                         VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich
                         LOC), 3.170%, 2/2/2006                                              5,610,000
   1,500,000             Maricopa County, AZ, IDA (Series 2000A), Weekly
                         VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),
                         3.050%, 2/2/2006                                                    1,500,000
   3,150,000             Maricopa County, AZ, IDA (Series 2000A), Weekly
                         VRDNs (Gran Victoria Housing LLC)/
                         (FNMA LOC), 3.040%, 2/2/2006                                        3,150,000
   3,400,000             Maricopa County, AZ, IDA, MFH Revenue Bonds
                         (Series 2002), Weekly VRDNs (San Remo Apartments
                         LP)/(FNMA LOC), 3.050%, 2/2/2006                                    3,400,000
   1,765,000       3     Maricopa County, AZ, IDA, MT-048 Weekly VRDNs
                         (Waste Management, Inc.)/(Lloyds TSB Bank PLC,
                         London LIQ)/(Lloyds TSB Bank PLC, London LOC),
                         3.130%, 2/2/2006                                                    1,765,000
   3,000,000             McAllister Academic Village, AZ LLC (Series
                         2005A), Weekly VRDNs (Arizona State
                         University)/(AMBAC INS)/(State Street Bank and
                         Trust Co. LIQ), 3.030%, 2/1/2006                                    3,000,000
   1,470,000             Mohave County, AZ, IDA (Series 2004A), 5.00% Bonds
                         (Mohave Prison LLC)/(XL Capital Assurance Inc.
                         INS), 4/1/2006                                                      1,475,810
   1,350,000             Phoenix, AZ Civic Improvement Corp., Senior Lien
                         Wastewater System (Series 2004A), Weekly VRDNs
                         (MBIA Insurance Corp. INS)/(Dexia Credit Local
                         LIQ), 3.030%, 2/1/2006                                              1,350,000
   1,090,000             Phoenix, AZ, IDA (Series 1998), Weekly VRDNs
                         (Standard Printing Co., Inc.)/(JPMorgan Chase
                         Bank, N.A. LOC), 3.130%, 2/2/2006                                   1,090,000
   4,300,000             Phoenix, AZ, IDA (Series 2000), Weekly VRDNs
                         (Copper Palms Apartments)/(FHLMC LOC), 3.040%,
                         2/1/2006                                                            4,300,000
   2,235,000             Phoenix, AZ, IDA (Series 2000), Weekly VRDNs
                         (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A.
                         LOC), 3.150%, 2/2/2006                                              2,235,000
   3,125,000             Phoenix, AZ, IDA (Series 2002), Weekly VRDNs
                         (Jewell McFarland Lewis Fresh Start Women's
                         Resource Center)/(Bank of America N.A. LOC),
                         3.020%, 2/2/2006                                                    3,125,000
   5,050,000             Pima County, AZ, IDA Weekly VRDNs (Tucson Electric
                         Power Co.)/(Bank of New York LOC), 3.050%, 2/1/2006                 5,050,000
   6,000,000             Pima County, AZ, IDA (Series 2002A), Weekly VRDNs
                         (La Posada at Park Centre, Inc.)/
                         (LaSalle Bank, N.A. LOC), 3.040%, 2/2/2006                          6,000,000
   2,100,000             Pinal County, AZ, IDA (Series 2002), Weekly VRDNs
                         (D.A. Holdings LLC)/(Wells Fargo Bank, N.A.,
                         Minnesota LOC), 3.270%, 2/2/2006                                    2,100,000
   6,750,000             Pinal County, AZ, IDA (Series 2002), Weekly VRDNs
                         (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht
                         LOC), 3.170%, 2/2/2006                                              6,750,000
   3,630,000             Pinal County, AZ, IDA (Series 2005), Weekly VRDNs
                         (Three C Eloy LLC)/(Bank of America N.A. LOC),
                         3.220%, 2/2/2006                                                    3,630,000
   1,845,000             Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs
                         (Mountain Steppes Properties LLC)/
                         (FNMA LOC), 3.060%, 2/2/2006                                        1,845,000
   2,900,000             Tempe, AZ, IDA (Series 2002C), Weekly VRDNs
                         (Friendship Village of Tempe)/(LaSalle Bank, N.A.
                         LOC), 3.040%, 2/2/2006                                              2,900,000
   4,000,000             Tucson, AZ, IDA (Series 1989), Weekly VRDNs
                         (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.040%,
                         2/7/2006                                                            4,000,000
   3,780,000             Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A),
                         Weekly VRDNs (Quality Apartment Living LLC)/(FNMA
                         LOC), 3.030%, 2/2/2006                                              3,780,000
   3,650,000             Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs
                         (Yavapai Regional Medical Center)/(FSA INS)/(Dexia
                         Credit Local LIQ), 3.020%, 2/2/2006                                 3,650,000
                         Total                                                              113,646,775
                         Puerto Rico--1.7%
   2,000,000       3     Puerto Rico Highway and Transportation Authority
                         (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                         Guaranty NA INS) and Dexia Credit Local LIQs),
                         Optional Tender 10/12/2006                                          2,000,000
                         Total municipal Investments --- 100.9%
                         (at amortized cost)4                                        $      115,646,775
                         other assets and liabilities --- net --- (0.9)%             $      (1,117,654)
                         Total net assets --- 100%                                   $      114,529,121

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 32.3% of the portfolio as calculated based upon total portfolio market value.

     1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Rating,  are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
       At January 31, 2006, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value
       First   Second
       Tier    Tier
       -----------------
       -----------------
       100.0%  0.0%
       -----------------
     2 Current rate and next reset date shown for Variable Rate Demand
       Notes.
     3 Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2006, these securities amounted to $3,765,000 which represents 3.3% of total net assets.
     4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

   The following acronyms are used throughout this portfolio:

   AMBAC   --American Municipal Bond Assurance Corporation
   COPs    --Certificates of Participation
   FHLMC   --Federal Home Loan Mortgage Corporation
   FNMA    --Federal National Mortgage Association
   FSA     --Financial Security Assurance
   IDA     --Industrial Development Authority
   INS     --Insured
   LIQ     --Liquidity Agreement
   LOC     --Letter of Credit
   MFH     --Multi-Family Housing
   TANs    --Tax Anticipation Notes
   TOBs    --Tender Option Bonds
   VRDNs   --Variable Rate Demand Notes




CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)



   Principal
     Amount                                                                           Value
                     Short-Term Municipals--99.7%1,2
                     California--91.5%
$  9,135,000         ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 1998) Weekly VRDNs (The
                     Harker School Foundation)/(U.S. Bank, N.A. LOC),
                     3.000%, 2/1/2006                                         $     9,135,000
    280,000          ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 2000) Weekly VRDNs
                     (Episcopal Homes Foundation)/(Wells Fargo Bank,
                     N.A. LOC), 3.030%, 2/1/2006                                     280,000
   2,000,000         ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 2002A) Weekly VRDNs
                     (Hamlin School)/(BNP Paribas SA LOC), 3.000%,
                     2/2/2006                                                       2,000,000
   6,805,000         ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 2003) Weekly VRDNs
                     (Valley Christian Schools)/(Bank of America N.A.
                     LOC), 2.970%, 2/2/2006                                         6,805,000
   10,345,000        ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 2004) Weekly VRDNs (On
                     Lok: Senior Health Services/Community Housing,
                     Inc.)/(Bank of America N.A. LOC), 3.000%, 2/2/2006            10,345,000
   11,500,000        ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 2005) Weekly VRDNs (Air
                     Force Village West, Inc.)/(KBC Bank N.V. LOC),
                     3.000%, 2/2/2006                                              11,500,000
   5,000,000         ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 2005) Weekly VRDNs
                     (Francis Parker School)/(Bank of New York LOC),
                     3.000%, 2/2/2006                                               5,000,000
   3,500,000         ABAG Finance Authority for Non-Profit
                     Corporations, CA, (Series 1999) Weekly VRDNs
                     (Marin Academy)/(Allied Irish Banks PLC LOC),
                     3.170%, 2/1/2006                                               3,500,000
   20,555,000    3   ABN AMRO MuniTOPS Certificates Trust (California
                     Non-AMT)/(Series 1998-10) Weekly VRDNs (San Diego,
                     CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank
                     NV, Amsterdam LIQ), 3.030%, 2/2/2006                          20,555,000
   6,500,000     3   ABN AMRO MuniTOPS Certificates Trust (California
                     Non-AMT)/(Series 1998-17) Weekly VRDNs (Sacramento
                     County, CA Airport System)/(FGIC INS)/(ABN AMRO
                     Bank NV, Amsterdam LIQ), 3.040%, 2/2/2006                      6,500,000
   12,000,000    3   ABN AMRO MuniTOPS Certificates Trust (California
                     Non-AMT)/(Series 1998-25) Weekly VRDNs (Los
                     Angeles, CA Wastewater System)/(FGIC INS)/(ABN
                     AMRO Bank NV, Amsterdam LIQ), 3.040%, 2/2/2006                12,000,000
   14,000,000    3   ABN AMRO MuniTOPS Certificates Trust (California
                     Non-AMT)/(Series 1999-7) Weekly VRDNs (Los
                     Angeles, CA Unified School District)/(MBIA
                     Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                     LIQ), 3.020%, 2/2/2006                                        14,000,000
   19,856,000    3   ABN AMRO MuniTOPS Certificates Trust (California
                     Non-AMT)/(Series 1999-8), 2.85% TOBs (Contra
                     Costa, CA Water District)/(FGIC INS)/(ABN AMRO
                     Bank NV, Amsterdam LIQ), Optional Tender 5/31/2006            19,856,000
   19,330,000    3   ABN AMRO MuniTOPS Certificates Trust (California
                     Non-AMT)/(Series 2002-11), 2.88% TOBs (North
                     Orange County, CA Community College
                     District)/(MBIA Insurance Corp. INS)/(ABN AMRO
                     Bank NV, Amsterdam LIQ), Optional Tender 3/15/2006            19,330,000
   3,000,000         California Educational Facilities Authority,
                     (Series 2005B) Weekly VRDNs (University of San
                     Francisco)/(Bank of America N.A. LOC), 2.960%,
                     2/2/2006                                                       3,000,000
   12,745,000    3   California Educational Facilities Authority,
                     Floater Certificates (Series 2000-487) Weekly
                     VRDNs (Stanford University)/(Morgan Stanley LIQ),
                     3.030%, 2/2/2006                                              12,745,000
    265,000      3   California HFA, Variable Rate Certificates (Series
                     1998E) Weekly VRDNs (Bank of America N.A. LIQ),
                     3.040%, 2/2/2006                                                265,000
   11,015,000        California Health Facilities Financing Authority,
                     (Series 1998) Weekly VRDNs (Southern California
                     Presbyterian Homes)/(MBIA Insurance Corp.
                     INS)/(Bank of America N.A. LIQ), 3.000%, 2/1/2006             11,015,000
   8,500,000     3   California Health Facilities Financing Authority,
                     (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic
                     Healthcare West)/(Lehman Brothers Holdings, Inc.
                     SWP), 3.080%, 2/1/2006                                         8,500,000
   8,000,000         California Infrastructure & Economic Development
                     Bank, (Series 2003A) Weekly VRDNs (SRI
                     International)/(Wells Fargo Bank, N.A. LOC),
                     3.000%, 2/2/2006                                               8,000,000
   47,790,000        California PCFA, (1996 Series C) Daily VRDNs
                     (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,
                     N.A. LOC), 3.060%, 2/10/2006                                  47,790,000
   15,775,000        California PCFA, (1996 Series E) Daily VRDNs
                     (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,
                     N.A. LOC), 3.040%, 2/1/2006                                   15,775,000
   46,000,000        California PCFA, (1996 Series F) Daily VRDNs
                     (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,
                     N.A. LOC), 3.040%, 2/1/2006                                   46,000,000
   3,300,000     3   California State Department of Water Resources
                     Power Supply Program, (PT-748) Weekly VRDNs
                     (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &
                     Co., Inc. LOC), 3.080%, 2/2/2006                               3,300,000
   8,750,000         California State Department of Water Resources
                     Power Supply Program, (Series 2002 B-1) Daily
                     VRDNs (Bank of New York and CALSTRS (California
                     State Teachers' Retirement System) LOCs), 3.050%,
                     2/1/2006                                                       8,750,000
   3,300,000         California State Department of Water Resources
                     Power Supply Program, (Series 2002 C-1) Weekly
                     VRDNs (Dexia Credit Local LOC), 2.970%, 2/2/2006               3,300,000
   4,150,000         California State Department of Water Resources
                     Power Supply Program, (Series 2002 C-4) Weekly
                     VRDNs (CALSTRS (California State Teachers'
                     Retirement System) and JPMorgan Chase Bank, N.A.
                     LOCs), 3.030%, 2/2/2006                                        4,150,000
   35,000,000        California State Department of Water Resources
                     Power Supply Program, (Series 2005F-2) Daily VRDNs
                     (JPMorgan Chase Bank, N.A. and Societe Generale,
                     Paris LOCs), 3.060%, 2/1/2006                                 35,000,000
   29,285,000        California State Department of Water Resources
                     Power Supply Program, (Series 2005F-3) Daily VRDNs
                     (Bank of New York and CALPERS (California Public
                     Employees Retirement System) LOCs), 3.050%,
                     2/1/2006                                                      29,285,000
   34,900,000        California State Department of Water Resources
                     Power Supply Program, (Series 2005F-4) Daily VRDNs
                     (Bank of America N.A. LOC), 3.050%, 2/1/2006                  34,900,000
   20,000,000        California State Department of Water Resources
                     Power Supply Program, (Series 2005G-14), 3.17%
                     TOBs (FGIC INS)/(Bayerische Landesbank and
                     Landesbank Hessen-Thueringen LIQs), Optional
                     Tender 3/2/2006                                               20,000,000
   7,700,000     3   California State Public Works Board, Variable Rate
                     Certificates (Series 2000B) Weekly VRDNs (Regents
                     of University of California)/(MBIA Insurance Corp.
                     INS)/(Bank of America N.A. LIQ), 3.040%, 2/2/2006              7,700,000
   5,000,000     3   California State, (PA -1164) Weekly VRDNs (Merrill
                     Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                     LOC), 3.070%, 2/2/2006                                         5,000,000
   5,600,000         California State, (Series 2003C-4) Weekly VRDNs
                     (Bank of America N.A., Bank of Nova Scotia,
                     Toronto and Landesbank Hessen-Thueringen (GTD)
                     LOCs), 3.000%, 2/2/2006                                        5,600,000
   6,500,000         California State, (Series 2004 A-8) Weekly VRDNs
                     (CALSTRS (California State Teachers' Retirement
                     System) and Citibank NA, New York LOCs), 2.980%,
                     2/2/2006                                                       6,500,000
   12,700,000        California State, (Series 2004 B-6) Weekly VRDNs
                     (Citibank NA, New York, National Australia Bank
                     Ltd., Melbourne and State Street Bank and Trust
                     Co. LOCs), 3.010%, 2/2/2006                                   12,700,000
   93,725,000    3   California State, (Series 2004 FR/RI-L27) Weekly
                     VRDNs (California State Fiscal Recovery
                     Fund)/(Lehman Brothers Holdings, Inc. LIQ),
                     3.030%, 2/1/2006                                              93,725,000
   25,000,000    3   California State, (Series 2005 SGB 62) Weekly
                     VRDNs (MBIA Insurance Corp. INS)/(Societe
                     Generale, Paris LIQ), 3.050%, 2/2/2006                        25,000,000
   20,400,000        California State, (Series 2005B-1) Weekly VRDNs
                     (Bank of America N.A. LOC), 3.000%, 2/1/2006                  20,400,000
   28,000,000        California State, (Series 2005B-4) Weekly VRDNs
                     (JPMorgan Chase Bank, N.A. LOC), 2.950%, 2/1/2006             28,000,000
   30,000,000        California State, 4.50% RANs, 6/30/2006                       30,180,148
   12,775,000        California State, Economic Recovery Bonds (Series
                     2004C-13) Weekly VRDNs (California State Fiscal
                     Recovery Fund)/(XL Capital Assurance Inc.
                     INS)/(DePfa Bank PLC LIQ), 2.970%, 2/1/2006                   12,775,000
   17,350,000        California State, Economic Recovery Bonds (Series
                     2004C-21) Weekly VRDNs (California State Fiscal
                     Recovery Fund)/(XL Capital Assurance Inc.
                     INS)/(Dexia Credit Local LIQ), 3.020%, 2/1/2006               17,350,000
   40,000,000        California State, GO Tax Exempt Notes , 3.12% CP,
                     Mandatory Tender 3/1/2006                                     40,000,000
   9,020,000     3   California State, MERLOTS (Series 2002-A17) Weekly
                     VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ),
                     3.050%, 2/1/2006                                               9,020,000
   9,730,000     3   California State, Macon Trust (Series 2004C)
                     Weekly VRDNs (AMBAC INS)/(Bank of America N.A.
                     LIQ), 3.040%, 2/2/2006                                         9,730,000
   19,995,000    3   California State, Municipal Trust Certificates
                     (Series 2004-212) Weekly VRDNs (California State
                     Fiscal Recovery Fund)/(FGIC, MBIA Insurance Corp.
                     INS)/(Bear Stearns and Co., Inc. LIQs), 3.060%,
                     2/1/2006                                                      19,995,000
   2,380,000     3   California State, Trust Receipts (Series 1997 SG
                     90) Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(Societe Generale, Paris LIQ), 3.050%,
                     2/2/2006                                                       2,380,000
   3,875,000         California Statewide Communities Development
                     Authority, (Series 2000) Weekly VRDNs (Institute
                     for Defense Analyses)/(AMBAC INS)/(Wachovia Bank
                     N.A. LIQ), 3.040%, 2/2/2006                                    3,875,000
   2,245,000         California Statewide Communities Development
                     Authority, (Series 2000A) Weekly VRDNs
                     (Nonprofits' Insurance Alliance of
                     California)/(Comerica Bank - California LOC),
                     3.000%, 2/2/2006                                               2,245,000
   11,750,000        California Statewide Communities Development
                     Authority, (Series 2001) Weekly VRDNs (Robert
                     Louis Stevenson School)/(Allied Irish Banks PLC
                     LOC), 2.990%, 2/2/2006                                        11,750,000
   7,100,000         California Statewide Communities Development
                     Authority, (Series 2001) Weekly VRDNs (The Center
                     for Early Education)/(Allied Irish Banks PLC LOC),
                     3.000%, 2/2/2006                                               7,100,000
   9,800,000         California Statewide Communities Development
                     Authority, (Series 2003: Cathedral High School)
                     Weekly VRDNs (Catholic Secondary Education-Diocese
                     of San Diego, Inc.)/(Allied Irish Banks PLC LOC),
                     3.020%, 2/1/2006                                               9,800,000
   31,400,000        California Statewide Communities Development
                     Authority, (Series 2003A) Weekly VRDNs (Kaiser
                     Permanente), 3.030%, 2/1/2006                                 31,400,000
   11,400,000        California Statewide Communities Development
                     Authority, (Series 2003B) Weekly VRDNs (Kaiser
                     Permanente), 3.030%, 2/1/2006                                 11,400,000
  103,750,000    3   California Statewide Communities Development
                     Authority, (Series 2004 FR/RI-FI5) Weekly VRDNs
                     (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc.
                     SWP), 3.110%, 2/1/2006                                        103,750,000
   9,700,000         California Statewide Communities Development
                     Authority, (Series 2004K), 3.10% CP (Kaiser
                     Permanente), Mandatory Tender 2/16/2006                        9,700,000
   36,400,000        California Statewide Communities Development
                     Authority, (Series 2004L) Weekly VRDNs (Kaiser
                     Permanente), 3.030%, 2/1/2006                                 36,400,000
   36,350,000        California Statewide Communities Development
                     Authority, (Series 2004M) Weekly VRDNs (Kaiser
                     Permanente), 3.030%, 2/1/2006                                 36,350,000
   20,000,000        California Statewide Communities Development
                     Authority, (Series 2005) Weekly VRDNs (University
                     of San Diego)/(BNP Paribas SA LOC), 2.990%,
                     2/1/2006                                                      20,000,000
   10,000,000        California Statewide Communities Development
                     Authority, (Series 2005A: Sweetwater Union High
                     School District) Weekly VRDNs (Plan Nine Partners
                     LLC)/(Union Bank of California LOC), 3.040%,
                     2/2/2006                                                      10,000,000
   16,800,000        California Statewide Communities Development
                     Authority, (Series B) Weekly VRDNs (Kaiser
                     Permanente), 3.030%, 2/1/2006                                 16,800,000
   4,715,000     3   California Statewide Communities Development
                     Authority, MERLOTS (Series 1999E) Weekly VRDNs
                     (Sutter Health)/(FSA INS)/(Wachovia Bank N.A.
                     LIQ), 3.050%, 2/1/2006                                         4,715,000
   6,955,000     3   California Statewide Communities Development
                     Authority, Roaring Forks (Series 2001-H) Weekly
                     VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of
                     New York LIQ), 3.020%, 2/2/2006                                6,955,000
   19,000,000    3   Clipper Tax-Exempt Certificates Trust (California
                     Non-AMT)/(Series 2004-7) Weekly VRDNs (California
                     State Fiscal Recovery Fund)/(MBIA Insurance Corp.
                     INS)/(State Street Bank and Trust Co. LIQ),
                     3.060%, 2/2/2006                                              19,000,000
   3,475,000     3   Clipper Tax-Exempt Certificates Trust (California
                     Non-AMT)/(Series A) Weekly VRDNs (California
                     HFA)/(MBIA Insurance Corp. INS)/(State Street Bank
                     and Trust Co. LIQ), 3.070%, 2/2/2006                           3,475,000
   3,775,000         Compton, CA Solid Waste Management Facilities,
                     (Series 2000) Weekly VRDNs (CALSTRS (California
                     State Teachers' Retirement System) LOC), 3.370%,
                     2/1/2006                                                       3,775,000
   16,935,000        Contra Costa County, CA, 4.50% TRANs, 12/7/2006               17,104,351
   1,300,000         Davis, CA Community Facilities District No.
                     1999-2, (Series 2000) Weekly VRDNs (Wells Fargo
                     Bank, N.A. LOC), 3.010%, 2/2/2006                              1,300,000
   5,775,000     3   East Bay Municipal Utility District, CA, ROCs
                     (Series 383) Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(Citibank NA, New York LIQ), 3.050%, 2/2/2006             5,775,000
   17,480,000        Eden Township, CA Healthcare District, (Series
                     2004) Weekly VRDNs (Eden Hospital Health Services
                     Corp.)/(Allied Irish Banks PLC LOC), 3.000%,
                     2/2/2006                                                      17,480,000
   6,105,000         Hollister, CA Redevelopment Agency, (Series 2004)
                     Weekly VRDNs (San Benito County Community Services
                     Development Corp.)/(CALSTRS (California State
                     Teachers' Retirement System) LOC), 3.020%, 2/2/2006            6,105,000
   20,000,000        Kern County, CA, 4.00% TRANs, 6/30/2006                       20,060,531
   1,444,561     3   Koch Floating Rate Trust (California
                     Non-AMT)/(Series 1999-1) Weekly VRDNs (AMBAC
                     INS)/(State Street Bank and Trust Co. LIQ),
                     3.070%, 2/2/2006                                               1,444,561
   14,366,159    3   Koch Floating Rate Trust (California
                     Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA
                     Insurance Corp. INS) and State Street Bank and
                     Trust Co. LIQs), 3.070%, 2/2/2006                             14,366,159
   19,995,000    3   Los Angeles County, CA Metropolitan Transportation
                     Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA
                     INS)/(J.P. Morgan Chase & Co. LIQ), 3.040%,
                     2/1/2006                                                      19,995,000
   23,355,000    3   Los Angeles County, CA Metropolitan Transportation
                     Authority, Municipal Securities Trust Receipts
                     (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P.
                     Morgan Chase & Co. LIQ), 3.040%, 2/1/2006                     23,355,000
   15,000,000        Los Angeles County, CA, 4.00% TRANs, 6/30/2006                15,043,992
   10,300,000        Los Angeles, CA Department of Water & Power,
                     (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA
                     Department of Water & Power (Electric/Power
                     System))/(Bank of America N.A., Bayerische
                     Landesbank (GTD), Dexia Credit Local, JPMorgan
                     Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                     (GTD), State Street Bank and Trust Co. and WestLB
                     AG (GTD) LIQs), 2.970%, 2/2/2006                              10,300,000
   6,800,000         Los Angeles, CA Department of Water & Power,
                     (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA
                     Department of Water & Power (Water
                     Works/System))/(Dexia Credit Local LIQ), 2.970%,
                     2/2/2006                                                       6,800,000
   11,800,000        Los Angeles, CA Department of Water & Power,
                     (Series 2001 B-3) Daily VRDNs (Los Angeles, CA
                     Department of Water & Power (Electric/Power
                     System))/(Bank of America N.A., Bayerische
                     Landesbank (GTD), Dexia Credit Local, JPMorgan
                     Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                     (GTD), State Street Bank and Trust Co. and WestLB
                     AG (GTD) LIQs), 3.050%, 2/1/2006                              11,800,000
   11,200,000        Los Angeles, CA Department of Water & Power,
                     (Series 2001 B-4) Weekly VRDNs (Los Angeles, CA
                     Department of Water & Power (Water
                     Works/System))/(National Australia Bank Ltd.,
                     Melbourne LIQ), 2.950%, 2/2/2006                              11,200,000
   11,000,000        Los Angeles, CA Department of Water & Power,
                     (Series 2001 B-7) Weekly VRDNs (Los Angeles, CA
                     Department of Water & Power (Electric/Power
                     System))/(Bank of America N.A., Bayerische
                     Landesbank (GTD), Dexia Credit Local, JPMorgan
                     Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                     (GTD), State Street Bank and Trust Co. and WestLB
                     AG (GTD) LIQs), 2.970%, 2/2/2006                              11,000,000
   4,300,000         Los Angeles, CA Department of Water & Power,
                     (Series 2001 B-8) Weekly VRDNs (Los Angeles, CA
                     Department of Water & Power (Electric/Power
                     System))/(Bank of America N.A., Bayerische
                     Landesbank (GTD), Dexia Credit Local, JPMorgan
                     Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                     (GTD), State Street Bank and Trust Co. and WestLB
                     AG (GTD) LIQs), 2.970%, 2/2/2006                               4,300,000
   19,995,000    3   Los Angeles, CA Unified School District, (Series
                     2002-JPMC2) Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(J.P. Morgan Chase & Co. LIQ), 3.040%,
                     2/1/2006                                                      19,995,000
   37,425,000        Los Angeles, CA Unified School District, (Series
                     A), 4.25% TRANs, 10/18/2006                                   37,767,986
   9,425,000     3   Los Angeles, CA Unified School District, AUSTIN
                     (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of
                     America N.A. LIQ), 3.040%, 2/2/2006                            9,425,000
   25,600,000    3   Los Angeles, CA Unified School District, Floater
                     Certificates (Series 2004-1201) Weekly VRDNs
                     (AMBAC INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006            25,600,000
   29,485,000    3   Los Angeles, CA Unified School District, ROCS
                     (Series 35) Weekly VRDNs (FGIC INS)/
                     (Citibank NA, New York LIQ), 3.050%, 2/2/2006                 29,485,000
   10,000,000        Los Angeles, CA, (Series 2005A) Weekly VRDNs
                     (Loyola High School)/(Allied Irish Banks PLC LOC),
                     3.000%, 2/2/2006                                              10,000,000
   20,000,000        Los Angeles, CA, 4.00% TRANs, 6/30/2006                       20,063,470
   12,500,000    3   Metropolitan Water District of Southern
                     California, MERLOTS (Series 1999 O) Weekly VRDNs
                     (Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006                    12,500,000
   9,840,000         Montebello, CA Public Financing Authority, (Series
                     2004A: Montebello Hotel) Weekly VRDNs (Montebello,
                     CA)/(Union Bank of California LOC), 3.110%,
                     2/1/2006                                                       9,840,000
   15,800,000        Monterey Peninsula, CA Water Management District,
                     Wastewater Reclaimation Weekly VRDNs (Bank of
                     America N.A. LOC), 3.000%, 2/2/2006                           15,800,000
     15,000      3   Oakland, CA Unified School District, PUTTERs
                     (Series 1072T) Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.050%,
                     2/2/2006                                                        15,000
   3,300,000     3   Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs
                     (1800 Harrison Foundation)/
                     (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.050%,
                     2/1/2006                                                       3,300,000
   2,400,000         Orange County, CA IDA, (Series 1999D) Weekly VRDNs
                     (Trabuco Highlands Apartments)/
                     (FHLMC LOC), 2.970%, 2/2/2006                                  2,400,000
   4,960,000     3   Oxnard, CA Financing Authority, Water Revenue (SG
                     174) Weekly VRDNs (XL Capital Assurance Inc.
                     INS)/(Societe Generale, Paris LIQ), 3.060%,
                     2/2/2006                                                       4,960,000
   6,000,000     3   Placentia-Yorba Linda, CA Unified School District,
                     (PUTTERs Series 457) Weekly VRDNs (FGIC
                     INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.050%,
                     2/2/2006                                                       6,000,000
   6,635,000         Placentia-Yorba Linda, CA Unified School District,
                     (Series 2003A) Weekly VRDNs (KBC Bank N.V. LOC),
                     3.020%, 2/2/2006                                               6,635,000
   8,655,000     3   Riverside, CA, Municipal Securities Trust Receipts
                     (Series 1998-CMC5) Weekly VRDNs (AMBAC INS)/(J.P.
                     Morgan Chase & Co. LIQ), 3.040%, 2/1/2006                      8,655,000
   2,600,000     3   Sacramento County, CA Sanitation District, MERLOTS
                     (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A.
                     LIQ)/(United States Treasury PRF 12/1/2018@100),
                     12/1/2023, 3.050%, 2/1/2006                                    2,600,000
   25,755,000    3   Sacramento, CA Municipal Utility District, MERLOTS
                     (Series 2000 A10) Weekly VRDNs (AMBAC
                     INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006               25,755,000
   3,980,000     3   Sacramento, CA Municipal Utility District,
                     Variable Certificates (Series 2002M) Weekly VRDNs
                     (AMBAC INS)/(Bank of America N.A. LIQ), 3.040%,
                     2/2/2006                                                       3,980,000
   10,000,000        San Diego County, CA, (Series 2004B) Weekly VRDNs
                     (Bishop's School)/(Bank of New York LOC), 3.000%,
                     2/2/2006                                                      10,000,000
   35,415,000    3   San Diego, CA Housing Authority, PT-501 Weekly
                     VRDNs (Mirada at La Jolla Colony
                     Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S
                     LOC), 3.080%, 2/2/2006                                        35,415,000
   6,000,000     3   San Diego, CA Water Authority, Piper Certificates
                     (Series 2002I) Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(Bank of New York LIQ), 3.050%, 2/2/2006                  6,000,000
   20,000,000        San Francisco, CA Redevelopment Agency Community
                     Facilities District No. 7 (Hunters Point Shipyard
                     Phase One), (Series 2005A) Weekly VRDNs (KBC Bank
                     N.V. LOC), 3.000%, 2/2/2006                                   20,000,000
   3,000,000         San Francisco, CA Redevelopment Finance Agency,
                     (1985 Issue D; Series A) Weekly VRDNs (Bayside
                     Village Associates)/(JPMorgan Chase Bank, N.A.
                     LOC), 2.990%, 2/1/2006                                         3,000,000
   12,600,000        San Francisco, CA Redevelopment Finance Agency,
                     (1985 Issue D; Series B) Weekly VRDNs (Bayside
                     Village Associates)/(JPMorgan Chase Bank, N.A.
                     LOC), 2.990%, 2/1/2006                                        12,600,000
   2,645,000     3   San Jose, CA Airport, ROCS (Series 2004) Weekly
                     VRDNs (FSA INS)/(Citigroup Global Markets
                     Holdings, Inc. LIQ), 3.050%, 2/2/2006                          2,645,000
   13,000,000        San Ramon Valley, CA Unified School District,
                     4.25% TRANs, 10/25/2006                                       13,117,705
   16,590,000        Sanger, CA Public Financing Authority, (Series
                     2002A) Weekly VRDNs (Sanger, CA Water/Wastewater
                     Systems)/(CALSTRS (California State Teachers'
                     Retirement System) LOC), 3.020%, 2/1/2006                     16,590,000
   19,880,000        Santa Rosa, CA Wastewater, (Series 2004A) Weekly
                     VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC),
                     3.000%, 2/2/2006                                              19,880,000
   2,580,000     3   Southern California Logistics Airport Authority,
                     (PA-1323) Weekly VRDNs (Radian Asset Assurance
                     INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%,
                     2/2/2006                                                       2,580,000
   19,340,000    3   Southern California Public Power Authority,
                     MERLOTS (Series 2002 A-62) Weekly VRDNs (FSA
                     INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006               19,340,000
   2,205,000     3   Tahoe Truckee, CA Unified School District,
                     (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA
                     Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                     3.100%, 2/1/2006                                               2,205,000
   5,560,000         Temecula, CA Public Financing Authority Community
                     Facilities District No. 01-2 (Harveston), (Series
                     2002-A) Weekly VRDNs (Bank of America N.A. LOC),
                     3.000%, 2/2/2006                                               5,560,000
   8,305,000     3   Trustees of the California State University,
                     Roaring Forks (Series 2005-3) Weekly VRDNs (AMBAC
                     INS)/(Bank of New York LIQ), 3.020%, 2/2/2006                  8,305,000
   4,700,000         Vallejo, CA Water Enterprise, (Series 2001A)
                     Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC),
                     3.080%, 2/1/2006                                               4,700,000
   10,000,000        Victorville, CA Joint Powers Financing Authority,
                     (Series 2005A: Cogeneration Facility) Weekly VRDNs
                     (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.020%,
                     2/1/2006                                                      10,000,000
   19,205,000        West Covina, CA Public Financing Authority,
                     (Series 2002B) Weekly VRDNs (West Covina,
                     CA)/(CALSTRS (California State Teachers'
                     Retirement System) LOC), 3.020%, 2/1/2006                     19,205,000
   14,800,000        Whittier, CA, (Series 2004) Weekly VRDNs (Whittier
                     College)/(Radian Asset Assurance INS)/(Bank of New
                     York LIQ), 3.070%, 2/2/2006                                   14,800,000
                     Total                                                        1,805,274,903
                     Puerto Rico--8.2%
   26,388,500    3   Commonwealth of Puerto Rico, (Series 2002-746d)
                     Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),
                     3.030%, 2/2/2006                                              26,388,500
   20,000,000        Commonwealth of Puerto Rico, (Series 2006), 4.50%
                     TRANs (BNP Paribas SA, Bank of Nova Scotia,
                     Toronto, Citibank NA, New York, Dexia Credit
                     Local, Fortis Bank SA/NV, Royal Bank of Canada,
                     Montreal and State Street Bank and Trust Co.
                     LOCs), 7/28/2006                                              20,121,300
   2,460,000         Puerto Rico Highway and Transportation Authority,
                     MACON (Series 2006M) Weekly VRDNs (FGIC INS)/(Bank
                     of America N.A. LIQ), 3.050%, 2/2/2006                         2,460,000
   29,985,000    3   Puerto Rico Highway and Transportation Authority,
                     (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                     Guaranty NA INS) and Dexia Credit Local LIQs),
                     Optional Tender 10/12/2006                                    29,985,000
   17,946,000    3   Puerto Rico Highway and Transportation Authority,
                     Floater Certificates (Series 2002-815d) Weekly
                     VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley
                     LIQ), 3.030%, 2/2/2006                                        17,946,000
   19,490,000    3   Puerto Rico Highway and Transportation Authority,
                     Floater Certificates 2001-586 Weekly VRDNs (FSA
                     INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006                   19,490,000
   19,000,000    3   Puerto Rico Public Finance Corp., (Series 2004
                     FR/RI-L37J) Weekly VRDNs (AMBAC INS)/
                     (Lehman Brothers Holdings, Inc. LIQ), 3.080%,
                     2/1/2006                                                      19,000,000
   3,789,000     3   Puerto Rico Public Finance Corp., (Series
                     2004-911) Weekly VRDNs (CDC IXIS Financial
                     Guaranty NA INS)/(Morgan Stanley LIQ), 3.030%,
                     2/2/2006                                                       3,789,000
   17,885,000    3   Puerto Rico Public Finance Corp., Floater
                     Certificates (Series 2002-705d) Weekly VRDNs
                     (AMBAC INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006            17,885,000
   5,035,000     3   Puerto Rico Public Finance Corp., ROCS (Series
                     286) Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(Citibank NA, New York LIQ), 3.050%, 2/2/2006             5,035,000
                     Total                                                         162,099,800
                     Total municipal Investments -
                     99.7%
                     (At amortized cost)4                                         1,967,374,703
                     Other assets and liabilities - net - 0.3%                      6,703,591
                     Total net assets - 100%                                  $   1,974,078,294

At January 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

          Securities  rated  in the  highest  short-term  rating  category  (and unrated  securities  of  comparable  quality) are  identified as First Tier securities.  Securities  rated  in the  second  highest  short-term  rating category (and unrated  securities of comparable  quality) are identified as
     Second  Tier  securities.   The  Fund  follows  applicable  regulations  in
     determining  whether a security  is rated and  whether a security  rated by multiple NRSROs in different  rating  categories  should be identified as a
     First or Second Tier security.

    At January 31, 2006, the portfolio securities were rated as follows:

    Tier Rating Percentages Based on Total Market Value

   First Tier                 Second Tier
   100.0%                     0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $860,710,220 which represents 43.6% of total net assets.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.



The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCFA        --Pollution Control Finance Authority
PLC         --Public Limited Company
PRF         --Prerefunded
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SA          --Support Agreement
SWP         --Swap Agreement
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes



CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

   Principal
     Amount                                                                                           Value
                            Short-Term Municipals--99.4%1,2
                            Connecticut--92.7%
$  4,000,000                Brookfield, CT, 4.00% BANs, 6/15/2006                         $         4,015,844
   2,000,000                Capitol Region Education Council, CT, 4.25% BANs,
                            8/15/2006                                                               2,007,828
   3,685,000                Connecticut Development Authority Health Care
                            Revenue Weekly VRDNs (Corporation for Independent
                            Living)/(JPMorgan Chase Bank, N.A. LOC), 3.000%,
                            2/1/2006                                                                3,685,000
   1,000,000                Connecticut Development Authority Health Care
                            Revenue, (Series 1993A) Weekly VRDNs (Corporation
                            for Independent Living)/(Dexia Credit Local LOC),
                            3.000%, 2/1/2006                                                        1,000,000
   5,410,000                Connecticut Development Authority Health Care
                            Revenue, (Series 1999) Weekly VRDNs (Corporation
                            for Independent Living)/(Dexia Credit Local LOC),
                            3.000%, 2/1/2006                                                        5,410,000
    240,000                 Connecticut Development Authority Weekly VRDNs
                            (Banta Associates)/(HSBC Bank USA LOC), 3.150%,
                            2/2/2006                                                                 240,000
   4,100,000                Connecticut Development Authority, (Series 1993)
                            Weekly VRDNs (Rand-Whitney Containerboard
                            LP)/(Bank of Montreal LOC), 3.080%, 2/1/2006                            4,100,000
    650,000                 Connecticut Development Authority, (Series 1997)
                            Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank,
                            N.A. LOC), 3.170%, 2/1/2006                                              650,000
   5,000,000                Connecticut Development Authority, (Series 1997A)
                            Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank
                            N.V. LOC), 3.030%, 2/1/2006                                             5,000,000
   3,000,000                Connecticut Development Authority, (Series 1997B)
                            Weekly VRDNs (Bradley Airport Hotel)/(JPMorgan
                            Chase Bank, N.A. LOC), 3.030%, 2/1/2006                                 3,000,000
    700,000                 Connecticut Development Authority, (Series 1997C)
                            Weekly VRDNs (Bradley Airport Hotel)/(Bank of
                            America N.A. LOC), 3.030%, 2/1/2006                                      700,000
   4,600,000                Connecticut Development Authority, (Series 1999),
                            3.16% CP (New England Power Co.), Mandatory Tender
                            4/7/2006                                                                4,600,000
   1,600,000                Connecticut Development Authority, (Series 2001)
                            Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A.
                            LOC), 3.160%, 2/2/2006                                                  1,600,000
   4,970,000         3      Connecticut State Airport, PA-826R Weekly VRDNs
                            (Bradley International Airport)/(FGIC
                            INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%,
                            2/2/2006                                                                4,970,000
   4,845,000         3      Connecticut State Clean Water Fund, PA-547R Weekly
                            VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%,
                            2/2/2006                                                                4,845,000
   2,740,000                Connecticut State HEFA, (Series 1999B) Weekly
                            VRDNs (Ascension Health Credit Group), 3.020%,
                            2/1/2006                                                                2,740,000
   5,800,000                Connecticut State HEFA, (Series 2004-B) Weekly
                            VRDNs (Eastern Connecticut Health
                            Network)/(Comerica Bank LOC), 3.030%, 2/2/2006                          5,800,000
   3,115,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Academy of Our Lady of Mercy Lauralton
                            Hall)/(Allied Irish Banks PLC LOC), 3.030%,
                            2/2/2006                                                                3,115,000
   3,000,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Avon Old Farms School)/(Bank of America N.A.
                            LOC), 2.990%, 2/2/2006                                                  3,000,000
   4,695,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Boys & Girls Club of Greenwich)/(Allied Irish
                            Banks PLC LOC), 3.030%, 2/2/2006                                        4,695,000
   1,800,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Ethel Walker School)/(Allied Irish Banks PLC
                            LOC), 3.030%, 2/2/2006                                                  1,800,000
   1,700,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Forman School Issue)/(Citizens Bank of Rhode
                            Island LOC), 3.020%, 2/1/2006                                           1,700,000
   3,665,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Hotchkiss School)/(Northern Trust Co., Chicago,
                            IL LIQ), 3.000%, 2/2/2006                                               3,665,000
   2,610,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (The Whitby School)/(Bank of New York LOC),
                            3.000%, 2/2/2006                                                        2,610,000
   1,410,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Washington Montessori School)/ (Wachovia Bank
                            N.A. LOC), 3.010%, 2/2/2006                                             1,410,000
   5,255,000                Connecticut State HEFA, (Series A) Weekly VRDNs
                            (Williams School)/(Wachovia Bank N.A. LOC),
                            3.010%, 2/2/2006                                                        5,255,000
   3,090,000                Connecticut State HEFA, (Series C) Weekly VRDNs
                            (Charlotte Hungerfield Hospital)/(Bank of America
                            N.A. LOC), 2.990%, 2/2/2006                                             3,090,000
   11,990,000               Connecticut State HEFA, (Series E) Weekly VRDNs
                            (Lawrence & Memorial Hospital, Inc.)/(Radian Asset
                            Assurance INS)/(Bank of America N.A. LIQ), 3.100%,
                            2/1/2006                                                                11,990,000
   1,500,000                Connecticut State HEFA, (Series F) Weekly VRDNs
                            (University of Hartford, CT)/(Citizens Bank of
                            Rhode Island LOC), 3.020%, 2/2/2006                                     1,500,000
    605,000                 Connecticut State HEFA, (Series J) Weekly VRDNs
                            (Middlesex Hospital)/(Wachovia Bank N.A. LOC),
                            3.010%, 2/2/2006                                                         605,000
   2,500,000                Connecticut State HEFA, (Series M) Weekly VRDNs
                            (St. Raphael Hospital)/(KBC Bank N.V. LOC),
                            3.000%, 2/1/2006                                                        2,500,000
   9,010,000         3      Connecticut State HFA, (Series 2005 FR/RI-L14)
                            Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ),
                            3.130%, 2/1/2006                                                        9,010,000
   12,995,000        3      Connecticut State HFA, Variable Rate Certificates
                            (Series 1998T), 3.00% TOBs (Bank of America N.A.
                            LIQ), Optional Tender 9/7/2006                                          12,995,000
   9,315,000         3      Connecticut State Resource Recovery Authority,
                            PUTTERs (Series 187) Weekly VRDNs (MBIA Insurance
                            Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ),
                            3.050%, 2/2/2006                                                        9,315,000
   4,985,000         3      Connecticut State Transportation Infrastructure
                            Authority, ROCs (Series 4068) Weekly VRDNs (AMBAC
                            INS)/(Citigroup Global Markets Holdings, Inc.
                            LIQ), 3.060%, 2/2/2006                                                  4,985,000
   2,800,000         3      Connecticut State, (Series 2001 - JPMC4) Daily
                            VRDNs (J.P. Morgan Chase & Co. LIQ), 3.050%,
                            2/1/2006                                                                2,800,000
   4,815,000         3      Connecticut State, Austin Trust (Series 2002A)
                            Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ),
                            3.050%, 2/2/2006                                                        4,815,000
   6,680,000         3      Connecticut State, PUTTERS (Series 320) Weekly
                            VRDNs (J.P. Morgan Chase & Co. LIQ), 3.050%,
                            2/2/2006                                                                6,680,000
   1,835,000                Connecticut State, Second Lien Special Tax
                            Obligation Refunding Bonds, Transportation
                            Infrastructure Purposes (2003 Series 1) Weekly
                            VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ), 3.050%,
                            2/1/2006                                                                1,835,000
   4,000,000         3      Connecticut State, (Series 2000-515) Weekly VRDNs
                            (Morgan Stanley LIQ), 3.040%, 2/2/2006                                  4,000,000
   9,945,000                Granby, CT, 3.25% BANs, 2/16/2006                                       9,947,988
   2,955,000                Groton City, CT, 3.25% BANs, 2/15/2006                                  2,956,030
   1,200,000                Hartford, CT Redevelopment Authority Weekly VRDNs
                            (Underwood Towers)/(FSA INS)/(Societe Generale,
                            Paris LIQ), 2.990%, 2/2/2006                                            1,200,000
   4,000,000                Meriden, CT, 4.00% BANs, 8/4/2006                                       4,020,948
   2,500,000                New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC
                            INS)/(Bank of Nova Scotia, Toronto LIQ), 3.000%,
                            2/2/2006                                                                2,500,000
   1,995,000                New Britain, CT, (Series 2000B) Weekly VRDNs
                            (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),
                            3.040%, 2/1/2006                                                        1,995,000
   2,000,000                New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC
                            INS)/(Bank of Nova Scotia, Toronto LIQ), 3.040%,
                            2/1/2006                                                                2,000,000
   6,100,000                New Haven, CT, (Series 2002A), 3.01% CP
                            (Landesbank Hessen-Thueringen (GTD) LOC),
                            Mandatory Tender 2/2/2006                                               6,100,000
   6,245,000                North Canaan, CT Housing Authority, (Series 2001)
                            Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank
                            N.A. LOC), 3.010%, 2/2/2006                                             6,245,000
   5,965,000                Plainfield, CT, 4.25% BANs, 10/10/2006                                  6,001,109
   3,690,000                Shelton, CT Housing Authority, (Series 1998)
                            Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A.
                            LOC), 3.060%, 2/2/2006                                                  3,690,000
   1,855,000         3      Weston, CT, ROCS (Series 6501) Weekly VRDNs
                            (Citibank NA, New York LIQ), 3.060%, 2/2/2006                           1,855,000
                            Total                                                                  206,244,747
                            Puerto Rico--6.7%
   3,372,000         3      Commonwealth of Puerto Rico, (Series 2002-746d)
                            Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),
                            3.030%, 2/2/2006                                                        3,372,000
   5,995,000         3      Puerto Rico Electric Power Authority, Roaring
                            Forks (Series 2005-23) Weekly VRDNs (XL Capital
                            Assurance Inc. INS)/(Bank of New York LIQ),
                            3.060%, 2/2/2006                                                        5,995,000
    775,000          3      Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly
                            VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc.
                            LIQ), 3.130%, 2/1/2006                                                   775,000
   3,945,000         3      Puerto Rico Highway and Transportation Authority,
                            MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA
                            Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                            3.030%, 2/1/2006                                                        3,945,000
    925,000          3      Puerto Rico Public Finance Corp., (Series
                            2004-911) Weekly VRDNs (CDC IXIS Financial
                            Guaranty NA INS)/(Morgan Stanley LIQ), 3.030%,
                            2/2/2006                                                                 925,000
                            Total                                                                   15,012,000
                            Total municipal Investments -
                            99.4%
                                                          (At amortized cost)4                     221,256,747
                            Other assets and liabilities - net - 0.6%                               1,336,768
                            Total net assets - 100%                                       $        222,593,515

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
     Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At January 31, 2006, the portfolio securities were rated as follows:

    Tier Rating Percentages Based on Total Market Value
    First Tier          Second Tier
    99.1%    0.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $81,282,000 which represents 36.5% of total net assets.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
     January 31, 2006.


Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
LP          --Limited Partnership
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PLC         --Public Limited Company
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
VRDNs       --Variable Rate Demand Notes








FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
      Amount                                                                                Value
                           Short-Term Municipals--99.6%1,2
                           Alaska--0.5%
$    3,000,000             Valdez, AK Marine Terminal, (Series 1994B), 3.00%
                           TOBs (Phillips Transportation Alaska,
                           Inc.)/(ConocoPhillips GTD), Mandatory Tender
                           6/1/2006                                                  $    3,000,000
                           Florida--83.4%
    12,825,000        3    ABN AMRO MuniTOPS Certificates Trust (Florida
                           Non-AMT)/(Series 1998-9) Weekly VRDNs (Florida
                           State Board of Education Capital Outlay)/(FSA
                           INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.040%,
                           2/2/2006                                                      12,825,000
     9,920,000        3    ABN AMRO MuniTOPS Certificates Trust (Florida
                           Non-AMT)/(Series 1999-11) Weekly VRDNs (Tampa Bay,
                           FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank
                           NV, Amsterdam LIQ), 3.030%, 2/2/2006                           9,920,000
    18,505,000        3    ABN AMRO MuniTOPS Certificates Trust (Florida
                           Non-AMT)/(Series 2002-24) Weekly VRDNs (Escambia
                           County, FL)/(AMBAC INS)/(ABN AMRO Bank NV,
                           Amsterdam LIQ), 3.040%, 2/2/2006                              18,505,000
     9,000,000             Alachua County, FL, IDRBs (Series 1997) Weekly
                           VRDNs (Florida Rock Industries, Inc.)/
                           (Bank of America N.A. LOC), 3.070%, 2/2/2006                   9,000,000
     8,200,000             Brevard County, FL Educational Facilities
                           Authority, (Series B) Weekly VRDNs (Florida
                           Institute of Technology)/(Bank of America N.A.
                           LOC), 3.020%, 2/2/2006                                         8,200,000
     5,000,000        3    Brevard County, FL Health Facilities Authority,
                           (PA-1342) Weekly VRDNs (Health First,
                           Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill
                           Lynch & Co., Inc. LOC), 3.090%, 2/2/2006                       5,000,000
     2,040,000             Brevard County, FL Weekly VRDNs (Greywater
                           Investments)/(SunTrust Bank LOC), 3.180%, 2/2/2006             2,040,000
     5,800,000             Broward County, FL HFA, (Series 1997) Weekly VRDNs
                           (Jacaranda Village Apartments)/
                           (HSBC Bank USA LOC), 3.040%, 2/1/2006                          5,800,000
     1,210,000        3    Broward County, FL HFA, MERLOTS (Series 2001 A27)
                           Weekly VRDNs (GNMA COL)/
                           (Wachovia Bank N.A. LIQ), 3.110%, 2/1/2006                     1,210,000
     2,010,000             Broward County, FL, IDRB (Series 1993) Weekly
                           VRDNs (American Whirlpool Products Corp.
                           Project)/(Wachovia Bank N.A. LOC), 3.120%, 2/2/2006            2,010,000
     1,980,000             Broward County, FL, IDRBs (Series 1997) Weekly
                           VRDNs (Fast Real Estate Partners Ltd.)/
                           (SunTrust Bank LOC), 3.080%, 2/1/2006                          1,980,000
     5,610,000        3    Broward County, FL, MERLOTS (Series 2004-B9)
                           Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.060%,
                           2/1/2006                                                       5,610,000
    24,890,000        3    Clipper Tax-Exempt Certificates Trust (Florida
                           AMT)/(Series 1999-5) Weekly VRDNs (State Street
                           Bank and Trust Co. LIQ), 3.190%, 2/2/2006                     24,890,000
    16,868,000        3    Clipper Tax-Exempt Certificates Trust
                           (Florida-AMT)/(Series 2005-17) Weekly VRDNs
                           (Merrill Lynch & Co., Inc. LIQ), 3.140%, 2/2/2006             16,868,000
     1,850,000             Dade County, FL IDA, (Series 1985D) Weekly VRDNs
                           (Dolphins Stadium)/(Societe Generale, Paris LOC),
                           3.020%, 2/1/2006                                               1,850,000
     1,300,000             Dade County, FL IDA, IDRBs (Series 1996A) Weekly
                           VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A.
                           LOC), 3.180%, 2/2/2006                                         1,300,000
     6,430,000        3    Escambia County, FL HFA, (Series 2004 FR/RI-L12)
                           Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,
                           Inc. LIQ), 3.130%, 2/1/2006                                    6,430,000
     1,565,000        3    Escambia County, FL HFA, Variable Rate Certificate
                           (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank of
                           America N.A. LIQ), 3.140%, 2/2/2006                            1,565,000
     7,130,000             Eustis Health Facilities Authority, FL, (Series
                           1992) Weekly VRDNs (Florida Hospital/
                           Waterman, Inc.)/(SunTrust Bank LOC), 3.050%,
                           2/1/2006                                                       7,130,000
     9,000,000             Florida HFA, (1985 Series SS) Weekly VRDNs
                           (Woodlands Apartments)/(Northern Trust Co.,
                           Chicago, IL LOC), 3.090%, 2/1/2006                             9,000,000
     8,200,000             Florida HFA, (1985 Series YY) Weekly VRDNs
                           (Monterey Meadows Apartments, FL)/(FNMA LOC),
                           3.050%, 2/1/2006                                               8,200,000
     8,575,000             Florida Higher Educational Facilities Financing
                           Authority, (Series 2002) Weekly VRDNs (St. Leo
                           University, FL)/(Amsouth Bank N.A., Birmingham, AL
                           LOC), 3.140%, 2/2/2006                                         8,575,000
     9,400,000             Florida Higher Educational Facilities Financing
                           Authority, (Series 2005) Weekly VRDNs (Flagler
                           College, Inc.)/(SunTrust Bank LOC), 3.030%,
                           2/1/2006                                                       9,400,000
     4,615,000        3    Florida Housing Finance Corp., MERLOTS (Series
                           1998B) Weekly VRDNs (MBIA Insurance Corp.
                           INS)/(Wachovia Bank N.A. LIQ), 3.060%, 2/1/2006                4,615,000
     2,300,000             Florida Housing Finance Corp., Wellesley
                           Apartments (Series 2003 O) Weekly VRDNs (TWC
                           Sixty-Seven)/(Citibank NA, New York LOC), 3.090%,
                           2/1/2006                                                       2,300,000
     6,300,000             Florida Housing Finance Corp., Wexford Apartments
                           (Series 2003 P) Weekly VRDNs (TWC Twenty-Two
                           )/(Citibank NA, New York LOC), 3.090%, 2/1/2006                6,300,000
     9,000,000             Florida Local Government Finance Commission,
                           (Series A), 3.13% CP (Wachovia Bank N.A. LOC),
                           Mandatory Tender 2/6/2006                                      9,000,000
     9,640,000        3    Florida State Board of Education Capital Outlay,
                           ROCs (Series 1014) Weekly VRDNs (Florida
                           State)/(Citigroup Global Markets Holdings, Inc.
                           LIQ), 3.060%, 2/2/2006                                         9,640,000
     7,645,000        3    Florida State Board of Education Lottery,
                           (TICs/TOCs Trust Series 2005-LL) Weekly VRDNs
                           (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ),
                           3.060%, 2/2/2006                                               7,645,000
     7,980,000        3    Florida State Board of Education Lottery,
                           (PT-1527) Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                           Co., Inc. LIQ), 3.050%, 2/2/2006                               7,980,000
     2,500,000        3    Florida State Board of Education, (Series 495)
                           Weekly VRDNs (Florida State)/(Citibank NA, New
                           York LIQ), 3.060%, 2/2/2006                                    2,500,000
    10,580,000        3    Florida State Department of Environmental
                           Protection, (Series 2001-637) Weekly VRDNs (MBIA
                           Insurance Corp. INS)/(Morgan Stanley LIQ), 3.050%,
                           2/2/2006                                                      10,580,000
     3,992,500        3    Florida State Department of Environmental
                           Protection, Floater Certificates (Series 2001-722)
                           Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ),
                           3.050%, 2/2/2006                                               3,992,500
     5,000,000        3    Florida State Turnpike Authority, PUTTERs (Ser
                           218z) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase
                           Bank, N.A. LIQ), 3.060%, 2/2/2006                              5,000,000
     4,995,000        3    Fort Myers, FL Utilities Revenue, (Series
                           1998-168) Weekly VRDNs (FGIC INS)/(Morgan Stanley
                           LIQ), 3.050%, 2/2/2006                                         4,995,000
     2,500,000             Greater Orlando, FL Aviation Authority Weekly
                           VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),
                           4.130%, 2/1/2006                                               2,500,000
     4,100,000             Greater Orlando, FL Aviation Authority, Adjustable
                           Rate (Series 1997), 3.43% TOBs (Signature Flight
                           Support Corp.)/(Bayerische Landesbank (GTD) LOC),
                           Optional Tender 6/1/2006                                       4,100,000
     3,000,000             Highlands County, FL Health Facilities Authority,
                           (Series 1996A) Weekly VRDNs (Adventist Health
                           System)/(MBIA Insurance Corp. INS)/(J.P. Morgan
                           Chase Bank, N.A. LIQ), 3.030%, 2/2/2006                        3,000,000
     7,000,000             Highlands County, FL Health Facilities Authority,
                           (Series 2003B) Weekly VRDNs (Adventist Health
                           System/ Sunbelt Obligated Group)/(SunTrust Bank
                           LOC), 3.040%, 2/1/2006                                         7,000,000
     2,000,000             Highlands County, FL Health Facilities Authority,
                           Adventist Health System/Sunbelt A/R Program
                           (Series 2004 AR-2) Weekly VRDNs (FGIC INS)/(Bank
                           of Nova Scotia, Toronto LIQ), 3.030%, 2/2/2006                 2,000,000
     2,600,000        3    Hillsborough County, FL Aviation Authority,
                           (Series 2004-1060) Weekly VRDNs (Tampa
                           International Airport)/(AMBAC INS)/(Morgan Stanley
                           LIQ), 3.090%, 2/2/2006                                         2,600,000
     3,965,000        3    Hillsborough County, FL Aviation Authority,
                           MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa
                           International Airport)/(MBIA Insurance Corp.
                           INS)/(Wachovia Bank N.A. LIQ), 3.110%, 2/1/2006                3,965,000
     4,190,000             Hillsborough County, FL HFA, (Series 2005) Weekly
                           VRDNs (Claymore Crossings Apartments)/(Citibank
                           NA, New York LOC), 3.080%, 2/1/2006                            4,190,000
     6,000,000             Hillsborough County, FL HFA, (Series 2005) Weekly
                           VRDNs (Lake Kathy Apartments)/
                           (SunTrust Bank LOC), 3.070%, 2/2/2006                          6,000,000
     4,520,000        3    Hillsborough County, FL HFA, (PT-3280) Weekly
                           VRDNs (Park Springs Apartments)/(Merrill Lynch &
                           Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                           3.150%, 2/2/2006                                               4,520,000
     5,500,000             Hillsborough County, FL IDA Weekly VRDNs
                           (Ringhaver Equipment Co.)/(SunTrust Bank LOC),
                           3.300%, 2/2/2006                                               5,500,000
     5,500,000             Hillsborough County, FL IDA, (Series 1986) Weekly
                           VRDNs (Seaboard Tampa Terminals Venture)/(Wachovia
                           Bank N.A. LOC), 3.180%, 2/1/2006                               5,500,000
      940,000              Hillsborough County, FL IDA, IDRBs (Series 1996)
                           Weekly VRDNs (VIGO Importing Co. Project)/(Bank of
                           America N.A. LOC), 3.220%, 2/1/2006                             940,000
     2,400,000             Indian River County, FL, IDRBs (Series 1997)
                           Weekly VRDNs (Ocean Spray Cranberries,
                           Inc.)/(Wachovia Bank N.A. LOC), 3.170%, 2/2/2006               2,400,000
     4,785,000             Jacksonville, FL EDC, (Series 2003) Weekly VRDNs
                           (YMCA of Florida's First Coast)/(Bank of America
                           N.A. LOC), 3.020%, 2/2/2006                                    4,785,000
    19,660,000             Jacksonville, FL EDC, (Series 2003B), 4.00% TOBs
                           (Florida Proton Therapy Institute)/(Fortis Bank
                           SA/NV and J.P. Morgan Chase Bank, N.A. LOCs),
                           Mandatory Tender 1/1/2007                                     19,766,464
     1,990,000             Jacksonville, FL EDC, Special Facility Airport
                           Revenue Bonds (Series 2005B) Weekly VRDNs
                           (Holland-Sheltair Aviation Funding LLC)/(Mellon
                           Bank N.A., Pittsburgh LOC), 3.100%, 2/2/2006                   1,990,000
      270,000              Jacksonville, FL HFDC Weekly VRDNs (River Garden
                           Project)/(Wachovia Bank N.A. LOC), 3.030%, 2/1/2006             270,000
     2,700,000             Jacksonville, FL IDA, (Series 1996) Weekly VRDNs
                           (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD),
                           4.080%, 2/2/2006                                               2,700,000
     4,840,000        3    Lee County, FL Airport, (PT-2514) Weekly VRDNs
                           (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%,
                           2/2/2006                                                       4,840,000
     9,475,000        3    Lee County, FL Solid Waste System, (Series 2003
                           FR/RI-L24J) Weekly VRDNs (MBIA Insurance Corp.
                           INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%,
                           2/1/2006                                                       9,475,000
     4,000,000             Liberty County, FL, (Series 2000) Weekly VRDNs
                           (Sunshine State Cypress, Inc.)/(Wachovia Bank N.A.
                           LOC), 3.220%, 2/2/2006                                         4,000,000
     1,075,000             Lynn Haven, FL, (Series 1998A) Weekly VRDNs
                           (Merrick Industries, Inc.)/(Regions Bank, Alabama
                           LOC), 3.130%, 2/2/2006                                         1,075,000
     3,010,000             Manatee County, FL, (Series 1996A) Weekly VRDNs
                           (Superior Electronics Group, Inc.)/
                           (Wachovia Bank N.A. LOC), 3.080%, 2/2/2006                     3,010,000
     3,975,000             Manatee County, FL, (Series 1998 A) Weekly VRDNs
                           (CFI Manufacturing, Inc. Project)/
                           (LaSalle Bank Midwest, N.A. LOC), 3.180%, 2/2/2006             3,975,000
     1,970,000             Manatee County, FL, (Series 1998) Weekly VRDNs
                           (Mader Electric, Inc.)/(Wachovia Bank N.A. LOC),
                           3.180%, 2/3/2006                                               1,970,000
     2,325,000             Martin County, FL IDA, (Series 2001) Weekly VRDNs
                           (Young Men's Christian Association of the Treasure
                           Coast, FL)/(SunTrust Bank LOC), 3.030%, 2/1/2006               2,325,000
     2,400,000             Martin County, FL IDA, Tender Industrial Revenue
                           Bonds (Series 1986) Weekly VRDNs (Tampa Farm
                           Service, Inc. Project)/(SunTrust Bank LOC),
                           3.080%, 2/1/2006                                               2,400,000
     7,600,000             Miami, FL Health Facilities Authority, (Series
                           2005) Weekly VRDNs (Miami Jewish Home and Hospital
                           for the Aged, Inc.)/(SunTrust Bank LOC), 3.030%,
                           2/1/2006                                                       7,600,000
     5,400,000        3    Miami-Dade County, FL Aviation, TICs/TOCs (Trust
                           Series 2005-II) Weekly VRDNs (XL Capital Assurance
                           Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.090%,
                           2/2/2006                                                       5,400,000
     7,350,000             Miami-Dade County, FL IDA, (Series 1998) Weekly
                           VRDNs (Professional Modification Services,
                           Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.080%,
                           2/1/2006                                                       7,350,000
     1,800,000             Miami-Dade County, FL IDA, (Series 2003) Weekly
                           VRDNs (Von Drehle Holdings)/(Branch Banking &
                           Trust Co., Winston-Salem LOC), 3.150%, 2/2/2006                1,800,000
     3,200,000             Miami-Dade County, FL IDA, (Series 2004) Weekly
                           VRDNs (Tarmac America)/(Bank of America N.A. LOC),
                           3.070%, 2/2/2006                                               3,200,000
     5,000,000             Miami-Dade County, FL IDA, (Series 2005) Weekly
                           VRDNs (Palmer Trinity Private School)/
                           (Key Bank, N.A. LOC), 3.100%, 2/2/2006                         5,000,000
     7,580,000        3    Miami-Dade County, FL, ROCs (Series 387) Weekly
                           VRDNs (FGIC INS)/(Citibank NA, New York LIQ),
                           3.060%, 2/2/2006                                               7,580,000
     5,975,000             Ocean Highway and Port Authority, FL, Adjustable
                           Demand Revenue Bonds (Series 1990) Weekly VRDNs
                           (Wachovia Bank N.A. LOC), 3.120%, 2/1/2006                     5,975,000
      235,000              Okeechobee County, FL, (Series 1992) Weekly VRDNs
                           (Chambers Waste Systems)/(J.P. Morgan Chase Bank,
                           N.A. LOC), 3.150%, 2/2/2006                                     235,000
     1,820,000        3    Orange County, FL HFA, Variable Rate Certificates
                           (Series 1997G) Weekly VRDNs (GNMA COL)/(Bank of
                           America N.A. LIQ), 3.170%, 2/2/2006                            1,820,000
     8,255,000        3    Orlando, FL Housing Authority, Roaring Forks
                           (Series 2003-7) Weekly VRDNs (West Oaks
                           Apartments)/(FNMA GTD)/(Bank of New York LIQ),
                           3.100%, 2/2/2006                                               8,255,000
     5,915,000        3    Orlando, FL Utilites Commission, ROCs (Series
                           1040) Weekly VRDNs (Citigroup Global Markets
                           Holdings, Inc. LIQ), 3.060%, 2/2/2006                          5,915,000
     3,620,000             Osceola County, FL HFA, (Series 2002A) Weekly
                           VRDNs (Regatta Bay Apartments)/(FNMA LOC), 3.080%,
                           2/1/2006                                                       3,620,000
     2,665,000             Palm Beach County, FL IDA Weekly VRDNs (Gulfstream
                           Goodwill Industries)/(Wachovia Bank N.A. LOC),
                           3.130%, 2/1/2006                                               2,665,000
     1,500,000             Palm Beach County, FL, (Series 2000) Weekly VRDNs
                           (Norton Gallery and School of Art, Inc.)/(Bank of
                           America N.A. LOC), 3.050%, 2/1/2006                            1,500,000
     5,500,000             Palm Beach County, FL, (Series 2001) Weekly VRDNs
                           (Hospice of Palm Beach County, Inc.)/(Northern
                           Trust Co., Chicago, IL LOC), 3.050%, 2/2/2006                  5,500,000
     4,445,000             Palm Beach County, FL, (Series 2003) Weekly VRDNs
                           (Benjamin Private School, Inc.)/(Bank of America
                           N.A. LOC), 3.020%, 2/2/2006                                    4,445,000
     8,000,000             Palm Beach County, FL, (Series 2003) Weekly VRDNs
                           (Morse Obligated Group)/(Key Bank, N.A. LOC),
                           3.050%, 2/2/2006                                               8,000,000
     6,410,000             Palm Beach County, FL, (Series 2005) Weekly VRDNs
                           (Maltz Jupiter Theatre, Inc.)/(Bank of New York
                           LOC), 3.070%, 2/2/2006                                         6,410,000
     1,900,000             Pasco County, FL Educational Facilities Authority,
                           (Series 1999) Weekly VRDNs (St. Leo University,
                           FL)/(Amsouth Bank N.A., Birmingham, AL LOC),
                           3.140%, 2/3/2006                                               1,900,000
     1,330,000             Pinellas County Industry Council, FL, (Series
                           1997) Weekly VRDNs (Boyd Industries, Inc.)/
                           (Wachovia Bank N.A. LOC), 3.130%, 2/3/2006                     1,330,000
     1,008,000             Pinellas County Industry Council, FL, IDRB (Series
                           1995) Weekly VRDNs (ATR International Inc.,
                           Project)/(Wachovia Bank N.A. LOC), 3.180%, 2/2/2006            1,008,000
      995,000              Pinellas County, FL Health Facility Authority,
                           (Series 1987) Weekly VRDNs (St. Mark Village
                           Project)/(Bank of America N.A. LOC), 3.050%,
                           2/1/2006                                                        995,000
     4,690,000        3    Reedy Creek Improvement District, FL Weekly VRDNs
                           (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ),
                           3.060%, 2/2/2006                                               4,690,000
     7,085,000             Santa Rosa County, FL, Health Facilities Revenue
                           Bonds Weekly VRDNs (Baptist Hospital, Inc.
                           (FL))/(Bank of America N.A. LOC), 3.020%, 2/2/2006             7,085,000
    11,900,000             Seminole County, FL School Board, 4.00% RANs,
                           5/23/2006                                                     11,944,067
     1,285,000             St. Lucie County, FL IDRB, (Series 2001A) Weekly
                           VRDNs (A-1 Roof Trusses Ltd.)/
                           (Wachovia Bank N.A. LOC), 3.180%, 2/3/2006                     1,285,000
     3,125,000             St. Lucie County, FL PCRB, (Series 2000) Daily
                           VRDNs (Florida Power & Light Co.), 3.100%, 2/1/2006            3,125,000
     3,950,000             St. Petersburg, FL HFA Weekly VRDNs (Florida Blood
                           Services, Inc.)/(Wachovia Bank N.A. LOC), 3.080%,
                           2/3/2006                                                       3,950,000
     3,300,000             Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch
                           Aluminum & Glass Co., Inc. Project)/(Comerica Bank
                           LOC), 3.180%, 2/1/2006                                         3,300,000
     2,980,000        3    Tampa Bay, FL Water Utility System, MERLOTS
                           (Series 2001-A130) Weekly VRDNs (FGIC
                           INS)/(Wachovia Bank N.A. LIQ), 3.060%, 2/1/2006                2,980,000
     5,195,000        3    Tampa Bay, FL Water Utility System, Variable Rate
                           Certificates (Series 2001-N) Weekly VRDNs (FGIC
                           INS)/(Bank of America N.A. LIQ), 3.100%, 2/2/2006              5,195,000
     8,540,000             Tampa, FL, (Series 2001) Weekly VRDNs (Academy of
                           the Holy Names, Inc.)/(SunTrust Bank LOC), 3.030%,
                           2/1/2006                                                       8,540,000
     8,640,000             Volusia County, FL Education Facility Authority,
                           (Series 2001) Weekly VRDNs (Bethune-Cookman
                           College, Inc.)/(SunTrust Bank LOC), 3.030%,
                           2/1/2006                                                       8,640,000
     3,125,000        3    Volusia County, FL Education Facility Authority,
                           ROCs (Series 440) Weekly VRDNs (Embry-Riddle
                           Aeronautical University, Inc.)/(Radian Asset
                           Assurance INS)/(Citibank NA, New York LIQ),
                           3.070%, 2/2/2006                                               3,125,000
      950,000              Volusia County, FL IDA Weekly VRDNs (Crane
                           Cams)/(PNC Bank, N.A. LOC), 3.150%, 2/2/2006                    950,000
     6,118,000        3    Volusia County, FL Tourist Development Tax Weekly
                           VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.050%,
                           2/2/2006                                                       6,118,000
     1,900,000             Wakulla County, FL IDA Weekly VRDNs (Winco
                           Utilities, Inc. Project)/(Bank of America N.A.
                           LOC), 3.150%, 2/1/2006                                         1,900,000
     5,900,000             Washington County, FL, Sales Tax Revenue Bonds
                           (Series 2003A) Weekly VRDNs (SunTrust Bank LOC),
                           3.040%, 2/2/2006                                               5,900,000
                           Total                                                         544,882,031
                           Indiana--0.2%
     1,275,000             Poseyville, In, (Series 1998-A) Weekly VRDNs
                           (North America Green, Inc.)/(Harris, N.A. LOC),
                           3.320%, 2/2/2006                                               1,275,000
                           Maryland--0.4%
      770,000              Harford County, MD EDA, (Series 2001) Weekly VRDNs
                           (Clark Finance LLC)/(Branch Banking & Trust Co.,
                           Winston-Salem LOC), 3.150%, 2/2/2006                            770,000
     2,000,000             Howard County, MD EDRB, (Series 2005) Weekly VRDNs
                           (Eight P CPL LLC)/(Comerica Bank LOC), 3.090%,
                           2/2/2006                                                       2,000,000
                           Total                                                          2,770,000
                           Michigan--0.5%
     3,000,000             Michigan Municipal Bond Authority, (Series C),
                           4.25% RANs (J.P. Morgan Chase Bank, N.A. LOC),
                           8/18/2006                                                      3,019,256
                           Minnesota--2.7%
    10,750,000             St. Paul, MN Housing & Redevelopment Authority,
                           (Series 2005C) Weekly VRDNs (University Carleton
                           Development LP)/(LaSalle Bank, N.A. LOC), 3.110%,
                           1/27/2006                                                     10,750,000
     7,000,000             Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve
                           Crest Villa)/(LaSalle Bank, N.A. LOC), 3.150%,
                           2/3/2006                                                       7,000,000
                           Total                                                         17,750,000
                           Multi State--0.8%
     1,000,000        3    Charter Mac Floater Certificates Trust I, (Nat-2
                           Series) Weekly VRDNs (MBIA Insurance Corp.
                           INS)/(Bank of America N.A., Bayerische Landesbank
                           (Guaranteed), Dexia Credit Local, KBC Bank N.V.,
                           Landesbank Baden-Wuerttemberg (Guaranteed), Lloyds
                           TSB Bank PLC, London and State Street Bank and
                           Trust Co. LIQs), 3.080%, 2/2/2006                              1,000,000
     4,200,000             St. Lucie County, FL IDRB, (Series 2000) Weekly
                           VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A.
                           LOC), 3.080%, 2/2/2006                                         4,200,000
                           Total                                                          5,200,000
                           New Mexico--1.3%
     8,415,577             New Mexico Mortgage Finance Authority, (Series
                           2005), 4.2937% TOBs (Trinity Plus Funding Co.
                           LLC), Mandatory Tender 3/1/2006                                8,415,577
                           Pennsylvania--1.8%
    10,000,000             Erie, PA City School District, 3.75% TRANs,
                           6/30/2006                                                     10,033,705
     1,800,000             Pennsylvania EDFA, EDRBs (1996 Series D6) Weekly
                           VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC
                           Bank, N.A. LOC), 3.120%, 2/2/2006                              1,800,000
                           Total                                                         11,833,705
                           Puerto Rico--5.4%
    10,595,000        3    Puerto Rico Electric Power Authority, Floater
                           Certificates (Series 2001-688) Weekly VRDNs (MBIA
                           Insurance Corp. INS)/(Morgan Stanley LIQ), 3.030%,
                           2/2/2006                                                      10,595,000
    20,575,000        3    Puerto Rico Electric Power Authority, ROCs (Series
                           503) Weekly VRDNs (MBIA Insurance Corp.
                           INS)/(Citibank NA, New York LIQ), 3.060%, 2/2/2006            20,575,000
     4,000,000        3    Puerto Rico Highway and Transportation Authority,
                           (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                           Guaranty N.A. INS) and Dexia Credit Local LIQs),
                           Optional Tender 10/12/2006                                     4,000,000
                           Total                                                         35,170,000
                           Texas--0.5%
     3,470,000        3    Harris County, TX, (ROCs Series 4056) Weekly VRDNs
                           (Citigroup Global Markets Holdings, Inc. LIQ),
                           3.060%, 2/2/2006                                               3,470,000
                           West Virginia--0.6%
     4,000,000             Grant County, WV County Commission, Solid Waste
                           Disposal Revenue Bonds (Series 1996), 3.25% CP
                           (Virginia Electric & Power Co.), Mandatory Tender
                           5/16/2006                                                      4,000,000
                           Wisconsin--1.5%
     2,000,000             Eau Claire, WI Area School District, 4.00% TRANs,
                           8/25/2006                                                      2,010,412
     4,600,000             Menomonie, WI Area School District, 4.00% TRANs,
                           9/1/2006                                                       4,626,995
     1,100,000             Pulaski, WI Community School District, 3.75%
                           TRANs, 9/26/2006                                               1,105,336
     2,000,000             Verona, WI Area School District, 4.00% TRANs,
                           8/25/2006                                                      2,010,382
                           Total                                                          9,753,125
                           Total MUNICIPAL Investments--99.6%
                           (at amortized cost)4                                          650,538,694
                           TOTAL ASSETS AND LIABILITIES - NET -0.4%                       2,467,952
                           TOTAL NET ASSETS --100%                                   $   653,006,646

Securities that are subject to the federal alternative minimum tax (AMT) represent 35.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

          Securities  rated  in the  highest  short-term  rating  category  (and unrated  securities  of  comparable  quality) are  identified as First Tier securities.  Securities  rated  in the  second  highest  short-term  rating category (and unrated  securities of comparable  quality) are identified as
     Second  Tier  securities.   The  Fund  follows  applicable  regulations  in
     determining  whether a security  is rated and  whether a security  rated by multiple NRSROs in different  rating  categories  should be identified as a
     First or Second Tier security.

       At January 31, 2006, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value
       First Tier        Second Tier
       96.6%    3.4%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $275,888,500 which represents 42.2% of total net assets.

4      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDC         --Economic Development Commission
EDFA        --Economic Development Financing Authority
EDRB(s)     --Economic Development Revenue Bond
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCRB        --Pollution Control Revenue Bond
PUTTERs     --Puttable Tax-Exempt Receipts-Liquidity Optional Tender
            Series
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Offer Certificates
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes



FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
      Amount                                                                              Value
                        Short-Term Municipals --99.3%1,2
                        Alabama--6.4%
$    3,750,000          Alabama HFA MFH, (2000 Series A:Turtle Lake)
                        Weekly VRDNs (Double Lake Ventures LLC)/(FNMA
                        LOC), 3.080%, 2/2/2006                                  $       3,750,000
     1,000,000      3   Alabama State Public School & College Authority,
                        (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc.
                        LIQ), 3.060%, 2/2/2006                                          1,000,000
     1,000,000      3   Alabama State Public School & College Authority,
                        PUTTERs (Series 124) Weekly VRDNs (FGIC INS)/(J.P.
                        Morgan Chase & Co. LIQ), 3.060%, 2/2/2006                       1,000,000
     1,100,000          Birmingham, AL Medical Clinic Board, (Series 1991)
                        Weekly VRDNs (University of Alabama Health
                        System)/(SunTrust Bank LOC), 3.030%, 2/1/2006                   1,100,000
     3,500,000          Jefferson County, AL Sewer System, (Series 2003
                        B-7 Warrants) Weekly VRDNs (XL Capital Assurance
                        Inc. INS)/(Lloyds TSB Bank PLC, London LIQ),
                        3.040%, 1/26/2006                                               3,500,000
                            Total                                                      10,350,000
                        Connecticut--1.2%
     2,000,000      3   Connecticut State HFA, Variable Rate Certificates
                        (Series 1998S) Weekly VRDNs (Bank of America N.A.
                        LIQ), 3.050%, 2/2/2006                                          2,000,000
                        Florida--4.0%
     4,500,000      3   ABN AMRO MuniTOPS Certificates Trust (Florida
                        Non-AMT)/(Series 1998-9) Weekly VRDNs (Florida
                        State Board of Education Capital Outlay)/(FSA
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.040%,
                        2/2/2006                                                        4,500,000
     1,500,000          Highlands County, FL Health Facilities Authority,
                        (Series 2003B) Weekly VRDNs (Adventist Health
                        System/ Sunbelt Obligated Group)/(SunTrust Bank
                        LOC), 3.040%, 2/2/2006                                          1,500,000
      500,000           Palm Beach County, FL, (Series 2000) Weekly VRDNs
                        (Norton Gallery and School of Art, Inc.)/(Bank of
                        America N.A. LOC), 3.050%, 2/1/2006                              500,000
                            Total                                                       6,500,000
                        Illinois--3.5%
     3,900,000          Galesburg, IL, (Series 1996) Weekly VRDNs (Knox
                        College)/(LaSalle Bank, N.A. LOC), 3.100%, 2/2/2006             3,900,000
     1,700,000          Illinois Development Finance Authority PCR Daily
                        VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A.
                        LOC), 3.100%, 2/24/2006                                         1,700,000
                            Total                                                       5,600,000
                        Indiana--9.3%
     5,000,000          Frankfort, IN EDA, (Series 2004) Weekly VRDNs
                        (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.070%,
                        2/2/2006                                                        5,000,000
     9,935,000          St. Joseph County, IN, (Series 2000) Weekly VRDNs
                        (South Bend Medical Foundation)/(National City
                        Bank, Indiana LOC), 3.100%, 2/2/2006                            9,935,000
                            Total                                                      14,935,000
                        Maryland--3.1%
     4,000,000      3   ABN AMRO MuniTOPS Certificates Trust (Maryland
                        Non-AMT)/(Series 2003-19) Weekly VRDNs (Baltimore,
                        MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                        3.050%, 2/2/2006                                                4,000,000
     1,000,000      3   Maryland State, PUTTERs (Series 1234) Weekly VRDNs
                        (PNC Bank, N.A. LIQ), 3.080%, 2/2/2006                          1,000,000
                            Total                                                       5,000,000
                        Michigan--1.2%
      80,000        3   Detroit, MI City School District, Variable Rate
                        Certificates (Series 2001-P) Weekly VRDNs (FSA
                        INS)/(Bank of America N.A. LIQ), 3.120%, 2/2/2006                80,000
      340,000           Huron County, MI Economic Development Corp.,
                        (Series 2001) Weekly VRDNs (Scheurer
                        Hospital)/(Comerica Bank LOC), 3.070%, 2/2/2006                  340,000
     1,500,000          Michigan State Hospital Finance Authority, (Series
                        2000E) Weekly VRDNs (Trinity Healthcare Credit
                        Group)/(AMBAC INS)/(JPMorgan Chase Bank, N.A.
                        LIQ), 3.040%, 2/2/2006                                          1,500,000
                            Total                                                       1,920,000
                        Minnesota--3.7%
     6,000,000      3   Minneapolis/St. Paul, MN Metropolitan Airports
                        Commission, SGA 127 (Series 2001) Weekly VRDNs
                        (FGIC INS)/(Societe Generale, Paris LIQ), 3.060%,
                        2/1/2006                                                        6,000,000
                        Missouri--1.7%
     2,715,000          Howell County, MO IDA, (Series 1992), 2.75% TOBs
                        (Safeway Inc.)/(Deutsche Bank Trust Co. Americas
                        LOC), Mandatory Tender 2/1/2006                                 2,715,000
                        Multi State--6.4%
     1,305,974      3   ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust
                        Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle
                        Bank, N.A. LOC), 3.300%, 2/1/2006                               1,305,974
     6,067,000      3   Clipper Tax-Exempt Certificates Trust (Non-AMT
                        Multistate)/(Series 1998-2) Weekly VRDNs (State
                        Street Bank and Trust Co. LIQ), 3.140%, 2/2/2006                6,067,000
     2,825,000      3   TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Bayerische
                        Landesbank (GTD) LIQ), 3.060%, 2/2/2006                         2,825,000
                            Total                                                      10,197,974
                        New Jersey--2.7%
     4,270,000          Linden, NJ, Landfill Improvement, 4.00% BANs,
                        5/31/2006                                                       4,284,909
                        Ohio--11.5%
     3,575,000          Cuyahoga County, OH Health Care Facilities,
                        (Series 1999) Weekly VRDNs (Hospice of the Western
                        Reserve)/(Fifth Third Bank, Cincinnati LOC),
                        3.120%, 2/2/2006                                                3,575,000
     1,855,000          Cuyahoga County, OH Hospital Authority, (Series
                        1998-II) Weekly VRDNs (W.O. Walker Center,
                        Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.100%,
                        2/1/2006                                                        1,855,000
     3,370,000          Erie County, OH, (Series 1996A) Weekly VRDNs
                        (Providence Care Center)/(JPMorgan Chase Bank,
                        N.A. LOC), 3.120%, 2/2/2006                                     3,370,000
     2,030,000          Logan County, OH, 4.00% BANs, 7/6/2006                          2,040,062
     3,840,000          Marion County, OH Health Care Facilities, (Series
                        2002) Weekly VRDNs (United Church Homes,
                        Inc.)/(Key Bank, N.A. LOC), 3.100%, 2/1/2006                    3,840,000
     2,700,000          Marysville Exempted Village School District, OH,
                        3.75% BANs, 5/25/2006                                           2,706,488
     1,000,000          Port of Greater Cincinnati, OH Development
                        Authority, (Series 2003A) Weekly VRDNs (National
                        Underground Railroad Freedom Center, Inc.)/(Fifth
                        Third Bank, Cincinnati, JPMorgan Chase Bank, N.A.,
                        LaSalle Bank, N.A. and U.S. Bank, N.A. LOCs),
                        3.050%, 2/1/2006                                                1,000,000
                            Total                                                      18,386,550
                        Oklahoma--5.4%
     8,640,000      3   Tulsa, OK International Airport, Variable Rate
                        Certificates (Series 1997B-2) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Bank of America N.A. LIQ),
                        3.170%, 2/2/2006                                                8,640,000
                        Pennsylvania--8.6%
     2,000,000          Allegheny County, PA HDA, (Series 2005A) Weekly
                        VRDNs (Children's Institute of
                        Pittsburgh)/(Citizens Bank of Pennsylvania LOC),
                        3.050%, 2/2/2006                                                2,000,000
     1,000,000          Allegheny County, PA IDA, (Series A of 1997)
                        Weekly VRDNs (Jewish Community Center)/(National
                        City Bank, Pennsylvania LOC), 3.100%, 2/2/2006                  1,000,000
      500,000           Dallastown Area School District, PA, (Series 1998)
                        Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ),
                        3.070%, 2/2/2006                                                 500,000
     3,780,000          Dauphin County, PA General Authority, (Education
                        and Health Loan Program, Series 1997) Weekly VRDNs
                        (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ),
                        3.070%, 2/2/2006                                                3,780,000
      200,000           Dauphin County, PA IDA, (Series 2005) Weekly VRDNs
                        (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC),
                        3.040%, 1/27/2006                                                200,000
     3,000,000          Doylestown Hospital Authority, PA, (Series 1998C)
                        Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                        INS)/(PNC Bank, N.A. LIQ), 3.200%, 2/2/2006                     3,000,000
     3,300,000          Mercersburg Borough, PA General Purpose Authority,
                        (Series B of 2000) Weekly VRDNs (Regents of the
                        Mercersburg College)/(SunTrust Bank LOC), 3.030%,
                        2/1/2006                                                        3,300,000
                            Total                                                      13,780,000
                        South Carolina--3.1%
     5,000,000      3   Grand Strand Water & Sewage Authority, SC, MERLOTS
                        (Series 2001-A118), 3.35% TOBs (FSA INS)/(Wachovia
                        Bank N.A. LIQ), Optional Tender 11/9/2006                       5,000,000
                        Texas--21.1%
     3,528,000      3   ABN AMRO MuniTOPS Certificates Trust (Multistate
                        Non-AMT)/(Series 1998-24) Weekly VRDNs (Barbers
                        Hill, TX ISD)/(Texas Permanent School Fund
                        Guarantee Program GTD)/(ABN AMRO Bank NV,
                        Amsterdam LIQ), 3.050%, 2/2/2006                                3,528,000
     9,925,000          Harris County, TX HFDC, (Series 2000) Weekly VRDNs
                        (Brazos Presbyterian Homes, Inc.)/(Allied Irish
                        Banks PLC LOC), 3.070%, 2/2/2006                                9,925,000
     6,415,000      3   Harris County, TX, (ROCs Series 4056) Weekly VRDNs
                        (Citigroup Global Markets Holdings, Inc. LIQ),
                        3.060%, 2/2/2006                                                6,415,000
     3,875,000      3   Houston, TX, (ROCS Series 242) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Citibank NA, New York LIQ),
                        3.060%, 2/2/2006                                                3,875,000
     6,050,000      3   Lower Colorado River Authority, TX, (Series 2000
                        ZZZ) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.
                        LIQ), 3.060%, 2/1/2006                                          6,050,000
     3,985,000      3   Lower Colorado River Authority, TX, MERLOTS (2000
                        RRR) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.
                        LIQ), 3.060%, 2/1/2006                                          3,985,000
                            Total                                                      33,778,000
                        Washington--1.3%
     2,115,000      3   Washington State, MERLOTS (Series 2001-A101)
                        Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),
                        3.060%, 2/1/2006                                                2,115,000
                        West Virginia--3.4%
     5,440,000          Cabell County Commission, WV, (Series 1995) Weekly
                        VRDNs (Foster Foundation)/(Huntington National
                        Bank, Columbus, OH LOC), 3.220%, 2/2/2006                       5,440,000
                        Wisconsin--1.7%
     2,700,000          Elmbrook, WI School District, 3.75% TRANs,
                        8/22/2006                                                       2,711,886
                            Total Municipal INVESTMENTS - 99.3%
                            (AT AMORTIZED COST)4                                       159,354,319
                            OTHER ASSETS AND LIABILITIES - NET - 0.7%                   1,098,823
                            Total NET ASSETS - 100%                             $      160,453,142

At January 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

          Securities  rated  in the  highest  short-term  rating  category  (and unrated  securities  of  comparable  quality) are  identified as First Tier securities.  Securities  rated  in the  second  highest  short-term  rating category (and unrated  securities of comparable  quality) are identified as
     Second  Tier  securities.   The  Fund  follows  applicable  regulations  in
     determining  whether a security  is rated and  whether a security  rated by multiple NRSROs in different  rating  categories  should be identified as a
     First  or  Second  Tier  security.  At  January  31,  2006,  the  portfolio securities were rated as follows:

      Tier Rating Based on Total Market Value
      First Tier        Second Tier
      100.0%   0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $69,385,974 which represents 43.2% of total net assets.

4     Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HDA         --Hospital Development Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
INS         --Insured
ISD         --Independent School District
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi-Family Housing
PCR         --Pollution Control Revenue
PLC         --Public Limited Company
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
SA          --Support Agreement
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Option Certificates
TOPS        --Trust Obligation Participation Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes


GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)



     Principal
      Amount                                                                                     Value
                            Short-Term Municipals--99.2%1,2
                            Georgia--97.3%
 $  33,210,000       3      ABN AMRO MuniTOPS Certificates Trust (Georgia
                            Non-AMT)/(Series 2000-4) Weekly VRDNs (Atlanta,
                            GA, Airport General Revenue)/(FGIC INS)/(ABN AMRO
                            Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006                  $      33,210,000
    10,000,000       3      ABN AMRO MuniTOPS Certificates Trust (Georgia
                            Non-AMT)/(Series 2004-15) Weekly VRDNs (Fulton
                            County, GA, Water & Sewage System)/(FGIC INS)/(ABN
                            AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006                    10,000,000
     2,300,000              Albany-Dougherty, GA, Payroll Development
                            Authority Weekly VRDNs (Flint River Services,
                            Inc.)/(Columbus Bank and Trust Co., GA LOC),
                            3.160%, 2/1/2006                                                   2,300,000
      700,000               Athens-Clarke County, GA, IDA, (Series 1997),
                            Weekly VRDNs (Armagh Capital Resource
                            LLC)/(Wachovia Bank N.A. LOC), 3.150%, 2/2/2006                     700,000
    11,375,000       3      Atlanta, GA, Airport General Revenue (PA-916R),
                            Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                            LIQ), 3.100%, 2/2/2006                                            11,375,000
     3,980,000       3      Atlanta, GA, Airport General Revenue, MERLOTS
                            (Series 2004-C14), Weekly VRDNs (FSA
                            INS)/(Wachovia Bank N.A. LIQ), 3.110%, 2/1/2006                    3,980,000
     6,500,000       3      Atlanta, GA, Airport General Revenue (PA 926R),
                            Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                            LIQ), 3.100%, 2/2/2006                                             6,500,000
     9,160,000              Atlanta, GA, Downtown Development Authority
                            (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC
                            INS)/(Landesbank Hessen-Thueringen (GTD) LIQ),
                            3.000%, 2/2/2006                                                   9,160,000
     4,500,000       3      Atlanta, GA, Water & Wastewater (Series 2006
                            FR/RI-K2), Weekly VRDNs (FSA INS)/
                            (Lehman Brothers Holdings, Inc. LIQ), 3.080%,
                            2/1/2006                                                           4,500,000
     4,520,000       3      Atlanta, GA, Water & Wastewater, Variable Rate
                            Certificates (Series 2002A), Weekly VRDNs (MBIA
                            Insurance Corp. INS)/(Bank of America N.A. LIQ),
                            3.120%, 2/2/2006                                                   4,520,000
     6,100,000              Atlanta, GA, Urban Residential Finance Authority
                            (Series 2002A), Weekly VRDNs (Auburn Glenn
                            Apartments)/(Wachovia Bank N.A. LOC), 3.080%,
                            2/2/2006                                                           6,100,000
     4,760,000              Augusta, GA, HFA (Series 19998), Weekly VRDNs
                            (Sterling Ridge Apartments)/(Amsouth Bank N.A.,
                            Birmingham, AL LOC), 3.030%, 2/2/2006                              4,760,000
     3,430,000              Bibb County, GA, Development Authority (Series
                            2003), Weekly VRDNs (Goodwill Industries of Middle
                            Georgia, Inc.)/(Bank of America N.A. LOC), 3.020%,
                            2/2/2006                                                           3,430,000
     4,282,000              Burke County, GA, Development Authority, PCRBs
                            (Series 1994A: Vogtle), Weekly VRDNs (Oglethorpe
                            Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ),
                            3.020%, 2/1/2006                                                   4,282,000
     2,550,000              Carroll County, GA, Development Authority (Series
                            2001), Weekly VRDNs (Janus Investments
                            LLC)/(Columbus Bank and Trust Co., GA LOC),
                            3.180%, 2/2/2006                                                   2,550,000
     2,500,000              Cartersville, GA, Development Authority (Series
                            2005), Weekly VRDNs (Aquafil U.S.A., Inc.)/(Branch
                            Banking & Trust Co., Winston-Salem LOC), 3.150%,
                            2/2/2006                                                           2,500,000
     7,025,000       3      Cherokee County, GA, Water & Sewer Authority,
                            MERLOTS (Series 2000 A23), 3.35% TOBs (MBIA
                            Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                            Optional Tender 11/9/2006                                          7,025,000
    15,540,000              Clayton County, GA, Housing Authority (Series
                            2000: Villages at Lake Ridge Apartments), Weekly
                            VRDNs (Timber Mills Partners LP)/(Amsouth Bank
                            N.A., Birmingham, AL LOC), 3.130%, 2/2/2006                       15,540,000
     1,800,000              Clayton County, GA, Housing Authority (Series
                            2000A: Summerwind), Weekly VRDNs (Double Winds
                            Ventures LLC)/(FNMA LOC), 3.080%, 2/2/2006                         1,800,000
     5,000,000              Clayton County, GA, Housing Authority (Series
                            2004: Ashton Walk Apartments), Weekly VRDNs
                            (Ashton Forest Park LP)/(Amsouth Bank N.A.,
                            Birmingham, AL LOC), 3.130%, 2/2/2006                              5,000,000
     3,000,000              Cobb County, GA, Development Authority (Series
                            2003), Weekly VRDNs (Young Men's Christian
                            Association of Cobb County, GA, Inc.)/(Branch
                            Banking & Trust Co. of Virginia LOC), 3.050%,
                            2/2/2006                                                           3,000,000
     5,450,000              Cobb County, GA, Development Authority (Series
                            2004B), Weekly VRDNs (Presbyterian Village,
                            Austell, Inc.)/(Allied Irish Banks PLC LOC),
                            3.040%, 2/1/2006                                                   5,450,000
     8,000,000              Cobb County, GA, Housing Authority (Series 2003),
                            Weekly VRDNs (Woodchase Village
                            Apartments)/(Regions Bank, Alabama LOC), 3.110%,
                            2/2/2006                                                           8,000,000
     2,300,000              Cobb County, GA, Housing Authority (Series 2004),
                            Weekly VRDNs (Parkland Manor LP)/
                            (Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                         2,300,000
     9,675,000              Cobb County, GA, IDA (Series 1997), Weekly VRDNs
                            (Wyndham Gardens)/(ABN AMRO Bank NV, Amsterdam
                            LOC), 3.080%, 2/2/2006                                             9,675,000
      900,000               Cobb County, GA, IDA, IDRB (Series 1995), Weekly
                            VRDNs (Consolidated Engineering Co., Inc.)/(Branch
                            Banking & Trust Co., Winston-Salem LOC), 3.150%,
                            2/2/2006                                                            900,000
     5,425,000              Columbus, GA, Development Authority (Series
                            2005A), Weekly VRDNs (Foundation Properties,
                            Inc.)/(Columbus Bank and Trust Co., GA LOC),
                            3.060%, 2/2/2006                                                   5,425,000
     4,570,000              Columbus, GA, IDA Industrial & Port Development
                            Commission (Series 1992), Weekly VRDNs (Maine
                            Street Village Partnership)/(Columbus Bank and
                            Trust Co., GA LOC), 3.310%, 2/2/2006                               4,570,000
     7,320,000              Columbus, GA, IDA (Series 2002), Weekly VRDNs
                            (Denim North America LLC)/(Columbus Bank and Trust
                            Co., GA LOC), 3.180%, 2/2/2006                                     7,320,000
     7,095,000              Crisp County, GA, Solid Waste Management Authority
                            (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia
                            Bank N.A. LIQ), 3.450%, 2/2/2006                                   7,095,000
     7,500,000              Dade County, GA, IDA (Series 1997), Weekly VRDNs
                            (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC),
                            3.220%, 2/2/2006                                                   7,500,000
     1,245,000              Dawson County, GA, Development Authority (Series
                            1999), Weekly VRDNs (Impulse Investments
                            LLC)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                    1,245,000
     1,850,000              Dawson County, GA, Development Authority (Series
                            2002), Weekly VRDNs (Impulse Manufacturing,
                            Inc.)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                   1,850,000
    21,000,000              De Kalb Private Hospital Authority, GA (Series
                            1994B), Weekly VRDNs (Egleston Children's Hospital
                            at Emory University, Inc.)/(SunTrust Bank LOC),
                            3.050%, 2/1/2006                                                  21,000,000
     1,250,000              DeKalb County, GA, Development Authority Weekly
                            VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 3.080%,
                            2/1/2006                                                           1,250,000
     1,000,000              DeKalb County, GA, Development Authority (Series
                            1992), Weekly VRDNs (American Cancer Society,
                            GA)/(SunTrust Bank LOC), 3.030%, 2/1/2006                          1,000,000
      350,000               DeKalb County, GA, Development Authority (Series
                            1992), Weekly VRDNs (House of Cheatham,
                            Inc.)/(Bank of America N.A. LOC), 3.170%, 2/2/2006                  350,000
      855,000               DeKalb County, GA, Development Authority (Series
                            1996), Weekly VRDNs (DeKalb Steel, Inc.)/(Wachovia
                            Bank N.A. LOC), 3.180%, 2/3/2006                                    855,000
     2,350,000              DeKalb County, GA, Development Authority (Series
                            1999), Weekly VRDNs (Boy's and Girl's
                            Clubs)/(SunTrust Bank LOC), 3.030%, 2/1/2006                       2,350,000
    11,000,000              DeKalb County, GA, MFH Authority (Series 2004),
                            Weekly VRDNs (Highlands at East Atlanta
                            Apartments)/(Bank of America N.A. LOC), 3.130%,
                            2/2/2006                                                          11,000,000
     4,685,000              Dougherty County, GA, Development Authority
                            (Series 2001), Weekly VRDNs (Deerfield-Windsor
                            School)/(Regions Bank, Alabama LOC), 3.060%,
                            2/2/2006                                                           4,685,000
      800,000               Douglas County, GA, Development Authority (Series
                            1997), Weekly VRDNs (Austral Insulated Products,
                            Inc.)/(Regions Bank, Alabama LOC), 3.420%, 2/2/2006                 800,000
      440,000               Douglas County, GA, Development Authority (Series
                            1997), Weekly VRDNs (Paul B. Goble)/
                            (Wachovia Bank N.A. LOC), 3.150%, 2/2/2006                          440,000
     6,840,000              Douglas County, GA, Development Authority (Series
                            2002), Weekly VRDNs (Reflek Manufacturing,
                            Inc.)/(Bank of America N.A. LOC), 3.130%, 2/2/2006                 6,840,000
     2,550,000              Forsyth County, GA, Development Authority (Series
                            2002), Weekly VRDNs (Brama LLC)/
                            (Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                         2,550,000
     5,700,000              Forsyth County, GA, Development Authority, IDRB
                            (Series 1995), Weekly VRDNs (American BOA,
                            Inc.)/(Dresdner Bank AG, Frankfurt LOC), 3.080%,
                            2/1/2006                                                           5,700,000
     4,620,000              Franklin County, GA, Industrial Building Authority
                            (Series 1995), Weekly VRDNs (Bosal Industries,
                            Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.090%,
                            2/2/2006                                                           4,620,000
     6,575,000              Fulco, GA, Hospital Authority (Series 1999),
                            Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank
                            LOC), 3.020%, 2/1/2006                                             6,575,000
     1,880,000              Fulton County, GA, Development Authority (Series
                            1998), Weekly VRDNs (Morehouse School of
                            Medicine)/(SunTrust Bank LOC), 3.030%, 2/1/2006                    1,880,000
     5,595,000              Fulton County, GA, Development Authority (Series
                            1999), Weekly VRDNs (Boy's and Girl's
                            Clubs)/(SunTrust Bank LOC), 3.030%, 2/1/2006                       5,595,000
     3,000,000              Fulton County, GA, Development Authority (Series
                            2001), Weekly VRDNs (Alpharetta Christian Academy,
                            Inc.)/(Wachovia Bank N.A. LOC), 3.080%, 2/2/2006                   3,000,000
     5,000,000              Fulton County, GA, Development Authority (Series
                            2001), Weekly VRDNs (Trinity School,
                            Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006                        5,000,000
      900,000               Fulton County, GA, Development Authority (Series
                            2002), Weekly VRDNs (The Sheltering Arms)/(Bank of
                            America N.A. LOC), 3.020%, 2/2/2006                                 900,000
     2,500,000              Fulton County, GA, Development Authority (Series
                            2005), Weekly VRDNs (Mt. Vernon Presbyterian
                            School, Inc.)/(Branch Banking & Trust Co.,
                            Winston-Salem LOC), 3.050%, 2/2/2006                               2,500,000
     4,500,000              Fulton County, GA, IDA (Series 2005), Weekly VRDNs
                            (Phoenix Stamping Group LLC)/
                            (Columbus Bank and Trust Co., GA LOC), 3.090%,
                            2/2/2006                                                           4,500,000
     2,000,000              Gainesville and Hall County, GA, Development
                            Authority (Series 2000), Weekly VRDNs (ATEX,
                            Inc.)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                   2,000,000
     4,875,000              Gainesville and Hall County, GA, Development
                            Authority (Series 2002), Weekly VRDNs (Fieldale
                            Farms Corp.)/(Wachovia Bank N.A. LOC), 3.080%,
                            2/2/2006                                                           4,875,000
     4,960,000       3      Gainesville, GA, Housing Authority (PT-1985),
                            Weekly VRDNs (Lenox Park Apartments)/
                            (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &
                            Co., Inc. LOC), 3.150%, 2/2/2006                                   4,960,000
     7,000,000              Gainesville, GA, Redevelopment Authority (Series
                            1999), Weekly VRDNs (Brenau University,
                            Inc.)/(SunTrust Bank LOC), 3.030%, 2/1/2006                        7,000,000
     1,400,000              Gainesville, GA, Redevelopment Authority, Downtown
                            Developments, Ltd (Series 1987), Weekly VRDNs
                            (Downtown Developments Ltd.)/(Regions Bank,
                            Alabama LOC), 3.150%, 2/1/2006                                     1,400,000
     8,505,362              Georgia Municipal Association Weekly VRDNs (MBIA
                            Insurance Corp. INS)/(Bank of America N.A. LIQ),
                            3.030%, 2/2/2006                                                   8,505,362
     1,100,000              Georgia Ports Authority (Series 1996A), Weekly
                            VRDNs (Colonel's Island Terminal)/(SunTrust Bank
                            LOC), 3.080%, 2/1/2006                                             1,100,000
     3,435,000       3      Georgia State HFA, MERLOTS (Series 2001 A-106),
                            3.40% TOBs (Wachovia Bank N.A. LIQ), Optional
                            Tender 11/9/2006                                                   3,435,000
     1,430,000              Georgia State Municipal Gas Authority (Series A),
                            Weekly VRDNs (Bayerische Landesbank (GTD), J.P.
                            Morgan Chase Bank, N.A., Landesbank
                            Hessen-Thueringen (GTD) and Wachovia Bank N.A.
                            LOCs), 3.050%, 2/1/2006                                            1,430,000
     3,000,000              Georgia State Municipal Gas Authority (Series B),
                            Weekly VRDNs (Bayerische Landesbank (GTD), Credit
                            Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and
                            Wachovia Bank N.A. LOCs), 3.050%, 2/1/2006                         3,000,000
    12,115,000              Georgia State Municipal Gas Authority (Series B),
                            Weekly VRDNs (Bayerische Landesbank (GTD), J.P.
                            Morgan Chase Bank, N.A., Landesbank
                            Hessen-Thueringen (GTD) and Wachovia Bank N.A.
                            LOCs), 3.050%, 2/1/2006                                           12,115,000
     2,800,000              Georgia State Municipal Gas Authority (Series C),
                            Weekly VRDNs (Bank of America N.A., Bayerische
                            Landesbank (GTD), J.P. Morgan Chase Bank, N.A.,
                            Landesbank Hessen-Thueringen (GTD) and Wachovia
                            Bank N.A. LOCs), 3.050%, 2/1/2006                                  2,800,000
     5,020,000       3      Georgia State Road and Tollway Authority
                            (PT-2019), Weekly VRDNs (Georgia State GTD)/
                            (Merrill Lynch & Co., Inc. LIQ), 3.060%, 2/2/2006                  5,020,000
    12,985,000       3      Georgia State, PUTTERs (Series 128), Weekly VRDNs
                            (J.P. Morgan Chase & Co. LIQ), 3.060%, 2/2/2006                   12,985,000
     3,575,000       3      Georgia State, PUTTERs (Series 1235), Weekly VRDNs
                            (PNC Bank, N.A. LIQ), 3.060%, 2/2/2006                             3,575,000
    29,520,000       3      Georgia State, PUTTERs (Series 493), Weekly VRDNs
                            (J.P. Morgan Chase Bank, N.A. LIQ), 3.060%,
                            2/2/2006                                                          29,520,000
     1,815,000              Gwinnett County, GA, Development Authority (Series
                            1996), Weekly VRDNs (Sidel, Inc.)/
                            (Bank of America N.A. LOC), 3.130%, 2/2/2006                       1,815,000
      330,000               Gwinnett County, GA, Development Authority (Series
                            1997), Weekly VRDNs (Virgil R. Williams,
                            Jr.)/(Wachovia Bank N.A. LOC), 3.150%, 2/2/2006                     330,000
     2,320,000              Gwinnett County, GA, Development Authority (Series
                            2004), Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia
                            Bank N.A. LOC), 3.130%, 2/2/2006                                   2,320,000
    13,250,000              Gwinnett County, GA, Housing Authority (Series
                            2003), Weekly VRDNs (North Glen
                            Apartments)/(Regions Bank, Alabama LOC), 3.130%,
                            2/2/2006                                                          13,250,000
      580,000               Jackson County, GA, IDA (Series 1997), Weekly
                            VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC),
                            3.150%, 2/2/2006                                                    580,000
     2,700,000              Jefferson, GA, Development Authority (Series
                            2001), Weekly VRDNs (Building Investment Co.
                            LLC)/(Regions Bank, Alabama LOC), 3.140%, 2/2/2006                 2,700,000
     9,300,000              Kennesaw, GA, Development Authority (Series 2004),
                            Weekly VRDNs (Lakeside Vista Apartments)/(FNMA
                            LOC), 3.090%, 2/2/2006                                             9,300,000
     2,720,000              La Grange, GA, MFH Authority, Revenue Bonds, 3.05%
                            TOBs (Lee's Crossing Project Phase I)/(Columbus
                            Bank and Trust Co., GA LOC), Optional Tender
                            5/1/2006                                                           2,720,000
     2,900,000              La Grange, GA, MFH Authority, Revenue Bonds, 3.05%
                            TOBs (Lee's Crossing Project Phase II)/(Columbus
                            Bank and Trust Co., GA LOC), Optional Tender
                            5/1/2006                                                           2,900,000
     3,630,000              LaGrange, GA, Housing Authority, Multi-Family
                            Refunding Revenue Bonds (Series 1997), Weekly
                            VRDNs (Greenwood Park)/(Columbus Bank and Trust
                            Co., GA LOC), 3.230%, 2/2/2006                                     3,630,000
     3,465,000              LaGrange, GA, Housing Authority, Multi-Family
                            Refunding Revenue Bonds (Series 1997), Weekly
                            VRDNs (Meadow Terrace)/(Columbus Bank and Trust
                            Co., GA LOC), 3.230%, 2/2/2006                                     3,465,000
     7,770,000       3      Marietta, GA, Housing Authority, Multifamily
                            Housing Revenue Bonds (Series 1995), Weekly VRDNs
                            (Chalet Apartments)/(General Electric Capital
                            Corp. LOC), 3.170%, 2/1/2006                                       7,770,000
     3,015,000              Medical Center Hospital Authority, GA (Series
                            2004), Weekly VRDNs (Spring Harbor at Green
                            Island)/(Bank of Scotland, Edinburgh LOC), 3.030%,
                            2/2/2006                                                           3,015,000
     3,200,000       3      Metropolitan Atlanta Rapid Transit Authority, ROCs
                            (Series 4011), Weekly VRDNs (FSA INS)/(Citigroup
                            Global Markets Holdings, Inc. LIQ), 3.060%,
                            2/2/2006                                                           3,200,000
     1,997,000              Milledgeville & Baldwin County, GA, Development
                            Authority (Series 2000), Weekly VRDNs (Vernay
                            Manufacturing, Inc.)/(U.S. Bank, N.A. LOC),
                            3.140%, 2/2/2006                                                   1,997,000
     7,500,000              Monroe County, GA, Development Authority (Series
                            1995-2nd), 2.83% TOBs (Georgia Power Co.),
                            Mandatory Tender 5/5/2006                                          7,500,000
     2,950,000              Montgomery County, GA, Development Authority
                            (Series 2001), Weekly VRDNs (Brewton Parker
                            College, Inc.)/(Regions Bank, Alabama LOC),
                            3.120%, 2/2/2006                                                   2,950,000
     4,430,000              Newnan, GA, Housing Authority (Series 2002),
                            Weekly VRDNs (Summit Point Apartments)/
                            (Columbus Bank and Trust Co., GA LOC), 3.120%,
                            2/2/2006                                                           4,430,000
     6,000,000              Oconee County, GA, IDA, (Series 2003), Weekly
                            VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC),
                            3.030%, 2/1/2006                                                   6,000,000
     5,600,000              Rome-Floyd County, GA, Development Authority
                            (Series 2000), Weekly VRDNs (Steel King
                            Industries, Inc.)/(Marshall & Ilsley Bank,
                            Milwaukee LOC), 3.140%, 2/2/2006                                   5,600,000
     3,550,000              Rome-Floyd County, GA, Development Authority
                            (Series 2000), Weekly VRDNs (VTI of
                            Georgia)/(Wells Fargo Bank, N.A., Minnesota LOC),
                            3.140%, 2/2/2006                                                   3,550,000
     3,240,000              Roswell, GA, Housing Authority (Series 2005),
                            Weekly VRDNs (Wood Creek Apartments)/
                            (FNMA LOC), 3.060%, 2/2/2006                                       3,240,000
     4,600,000              Roswell, GA, Housing Authority, Multifamily
                            Housing Refunding Revenue Bonds (Series 1988A),
                            Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co.,
                            Chicago, IL LOC), 3.160%, 2/1/2006                                 4,600,000
     3,600,000              Savannah, GA, EDA (Series 1995A), Weekly VRDNs
                            (Home Depot, Inc.), 3.080%, 2/1/2006                               3,600,000
     2,000,000              Savannah, GA, EDA (Series 2000), Weekly VRDNs
                            (Republic Services of Georgia)/(SunTrust Bank
                            LOC), 3.080%, 2/1/2006                                             2,000,000
     3,500,000              Savannah, GA, Housing Authority (Series 2003),
                            Weekly VRDNs (Bradley Pointe Apartments)/(Key
                            Bank, N.A. LOC), 3.080%, 2/2/2006                                  3,500,000
     2,000,000              Tallapoosa, GA, Development Authority (Series
                            1994), Weekly VRDNs (U.S. Can Co.)/
                            (Deutsche Bank Trust Co. Americas LOC), 3.300%,
                            2/1/2006                                                           2,000,000
     1,000,000              Thomasville, GA, Payroll Development Authority
                            (Series 2005A), Weekly VRDNs (American Fresh Foods
                            LP)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                     1,000,000
     7,000,000              Wayne County, GA, IDA (Series 2004), Weekly VRDNs
                            (Great Southern Wood, Inc.)/
                            (Wachovia Bank N.A. LOC), 3.080%, 2/2/2006                         7,000,000
     1,050,000              Whitfield County, GA, Development Authority Weekly
                            VRDNs (Franklin Industries, Inc.)/(Bank of America
                            N.A. LOC), 3.150%, 2/1/2006                                        1,050,000
     1,175,000              Whitfield County, G Development Authority (Series
                            1996), Weekly VRDNs (AMC International,
                            Inc.)/(SunTrust Bank LOC), 3.130%, 2/2/2006                        1,175,000
     3,400,000              Winder-Barrow County, GA, Joint Development
                            Authority (Series 2001), Weekly VRDNs (Athens, GA
                            YMCA)/(Wachovia Bank N.A. LOC), 3.080%, 2/2/2006                   3,400,000
                            Total                                                             522,259,362
                            Puerto Rico--1.9%
     9,995,000       3      Puerto Rico Highway and Transportation Authority
                            (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                            Guaranty N.A. INS) and Dexia Credit Local LIQs),
                            Optional Tender 10/12/2006                                         9,995,000
                            Total MUNICIPAL Investments--99.2%
                            (at amortized cost)4                                              532,254,362
                            OTHER ASSETS AND LIABILITIES - NET -0.8%                           4,122,475
                            TOTAL NET ASSETS -100%                                     $      536,376,837

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

          Securities  rated  in the  highest  short-term  rating  category  (and unrated  securities  of  comparable  quality) are  identified as First Tier securities.  Securities  rated  in the  second  highest  short-term  rating category (and unrated  securities of comparable  quality) are identified as
     Second  Tier  securities.   The  Fund  follows  applicable  regulations  in
     determining  whether a security  is rated and  whether a security  rated by multiple NRSROs in different  rating  categories  should be identified as a
     First or Second Tier security.

       At January 31, 2006, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value
       First Tier        Second Tier
       100.0%   0.0%

2      Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $161,570,000 which represents 30.1% of total net assets.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi-Family Housing
PCRBs       --Pollution Control Revenue Bonds
PUTTERs     --Puttable Tax-Exempt Receipt
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes



MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Principal
        Amount                                                                                     Value
                           Short-Term Municipals--100.9%1,2
                           Massachusetts--100.9%
 $    11,166,000      3    ABN AMRO MuniTOPS Certificates Trust
                           (Massachusetts Non-AMT)/(Series 1998-12), Weekly
                           VRDNs (Massachusetts Water Resources
                           Authority)/(MBIA Insurance Corp. INS)/
                           (ABN AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006         $         11,166,000
      4,000,000            Canton, MA, (Series B), 4.00% BANs, 6/2/2006                          4,014,174
      12,043,349      3    Clipper Tax-Exempt Certificates Trust
                           (Massachusetts Non-AMT)/(Series 1997-2), Weekly
                           VRDNs (Massachusetts State Lottery
                           Commission)/(AMBAC INS)/(State Street Bank and
                           Trust Co. LIQ), 3.100%, 2/2/2006                                      12,043,349
      12,218,000      3    Clipper Tax-Exempt Certificates Trust
                           (Massachusetts Non-AMT)/(Series 2000-2), 2.90%
                           TOBs (Massachusetts Turnpike Authority)/(MBIA
                           Insurance Corp. INS)/(State Street Bank and Trust
                           Co. LIQ), Optional Tender 2/2/2006                                    12,218,000
      2,810,000            Commonwealth of Massachusetts (Series 2001 B),
                           Weekly VRDNs (Landesbank Hessen-Thueringen (GTD)
                           LIQ), 3.050%, 2/2/2006                                                2,810,000
      3,255,000       3    Commonwealth of Massachusetts, 1999 SG 126 Weekly
                           VRDNs (Societe Generale, Paris LIQ), 3.040%,
                           2/2/2006                                                              3,255,000
      2,000,000       3    Commonwealth of Massachusetts, MACON (Series
                           2005C), Weekly VRDNs (AMBAC INS)/(Bank of America
                           N.A. LIQ), 3.050%, 2/2/2006                                           2,000,000
       390,000        3    Commonwealth of Massachusetts, MERLOTS (Series
                           2004-C42), Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                           N.A. LIQ), 3.050%, 2/1/2006                                            390,000
      4,990,000       3    Commonwealth of Massachusetts, PUTTERs (Series
                           343), Weekly VRDNs (XL Capital Assurance Inc.
                           INS)/(J.P. Morgan Chase & Co. LIQ), 3.040%,
                           2/2/2006                                                              4,990,000
      1,990,000       3    Commonwealth of Massachusetts, PUTTERs (Series
                           443), Weekly VRDNs (FGIC, FSA INS) and JPMorgan
                           Chase Bank, N.A. LIQs), 3.040%, 2/2/2006                              1,990,000
      6,205,000       3    Commonwealth of Massachusetts, Roaring Forks
                           (Series 2003-10), Weekly VRDNs (MBIA Insurance
                           Corp. INS)/(Bank of New York LIQ), 3.060%, 2/2/2006                   6,205,000
      2,785,000       3    Commonwealth of Massachusetts, Variable Rate
                           Certificates (Series 2001-O), Weekly VRDNs (FSA
                           INS)/(Bank of America N.A. LIQ), 3.050%, 2/2/2006                     2,785,000
      3,485,000       3    Commonwealth of Massachusetts, Variable Rate
                           Certificates (Series 2002-c), Weekly VRDNs (FSA
                           INS)/(Bank of America N.A. LIQ), 3.050%, 2/2/2006                     3,485,000
      4,000,000            Everett, MA, 4.00% BANs, 9/8/2006                                     4,022,815
      1,893,000            Groveland, MA, 3.50% BANs, 7/14/2006                                  1,899,163
      6,265,000            King Philip, MA Regional School District, 3.75%
                           BANs, 6/15/2006                                                       6,286,459
      2,561,355            Marion, MA, 4.00% BANs, 7/14/2006                                     2,569,436
       970,000        3    Massachusetts Bay Transit Authority Assessment
                           Bonds, TICs/TOCs (Series 2004-D), Weekly VRDNs
                           (Goldman Sachs Group, Inc. LIQ), 3.050%, 2/2/2006                      970,000
      6,885,000            Massachusetts Bay Transportation Authority General
                           Transportation System (Series 1999), Weekly VRDNs
                           (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.050%,
                           2/1/2006                                                              6,885,000
      3,500,000       3    Massachusetts Bay Transportation Authority General
                           Transportation System, MERLOTS (Series 2000H),
                           Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),
                           3.050%, 2/1/2006                                                      3,500,000
      2,700,000       3    Massachusetts Bay Transportation Authority General
                           Transportation System (PT-1218), Weekly VRDNs
                           (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ),
                           3.040%, 2/2/2006                                                      2,700,000
      10,795,000      3    Massachusetts Bay Transportation Authority Sales
                           Tax Revenue (Series 5004 BBT), Weekly VRDNs
                           (Branch Banking & Trust Co., Winston-Salem LIQ),
                           3.060%, 2/1/2006                                                      10,795,000
      1,000,000       3    Massachusetts Bay Transportation Authority Sales
                           Tax Revenue, PUTTERs (Series 442), Weekly VRDNs
                           (JPMorgan Chase Bank, N.A. LIQ), 3.040%, 2/2/2006                     1,000,000
      18,030,000      3    Massachusetts HEFA (PA-1326), Weekly VRDNs
                           (Emerson Hospital)/(Radian Asset Assurance
                           INS)/(Merrill Lynch & Co., Inc. LIQ), 3.060%,
                           2/2/2006                                                              18,030,000
      4,260,000            Massachusetts HEFA (Series 2004G), Weekly VRDNs
                           (Winchester Hospital)/(Bank of America N.A. LOC),
                           3.050%, 2/1/2006                                                      4,260,000
      13,600,000           Massachusetts HEFA (Series A-1), Weekly VRDNs
                           (Sherrill House)/(Comerica Bank LOC), 3.020%,
                           2/2/2006                                                              13,600,000
      2,860,000            Massachusetts HEFA (Series B), Weekly VRDNs
                           (Boston Home)/(Citizens Bank of Massachusetts
                           LOC), 3.050%, 2/2/2006                                                2,860,000
      2,000,000            Massachusetts HEFA (Series B), Weekly VRDNs (New
                           England Carpenters Training Fund)/(Citizens Bank
                           of Massachusetts LOC), 3.030%, 2/2/2006                               2,000,000
      4,295,000       3    Massachusetts HEFA, ROCs (Series 382), Weekly
                           VRDNs (Massachusetts Institute of
                           Technology)/(Citibank NA, New York LIQ), 3.060%,
                           2/2/2006                                                              4,295,000
      5,505,000       3    Massachusetts HEFA, Variable Rate Certificates
                           (Series 2002-D), Weekly VRDNs (Massachusetts
                           Institute of Technology)/(Bank of America N.A.
                           LIQ), 3.050%, 2/2/2006                                                5,505,000
      5,100,000            Massachusetts IFA (Series 1992B), 3.10% CP (New
                           England Power Co.), Mandatory Tender 3/8/2006                         5,100,000
      5,000,000            Massachusetts IFA (Series 1992B), 3.12% CP (New
                           England Power Co.), Mandatory Tender 3/9/2006                         5,000,000
      5,375,000            Massachusetts IFA (Series 1998A), Weekly VRDNs
                           (JHC Assisted Living Corp.)/(SunTrust Bank LOC),
                           3.030%, 2/2/2006                                                      5,375,000
      7,200,000       3    Massachusetts School Building Authority, TICs/TOCs
                           (Series 2005-L), Weekly VRDNs (FSA INS)/(Goldman
                           Sachs Group, Inc. LIQ), 3.050%, 2/2/2006                              7,200,000
      6,070,000            Massachusetts State Development Finance Agency
                           (Series 2000), Weekly VRDNs (Marine Biological
                           Laboratory)/(Allied Irish Banks PLC LOC), 3.020%,
                           2/2/2006                                                              6,070,000
      4,500,000            Massachusetts State Development Finance Agency
                           (Series 2000), Weekly VRDNs (Worcester
                           Academy)/(Allied Irish Banks PLC LOC), 3.050%,
                           2/2/2006                                                              4,500,000
      7,100,000            Massachusetts State Development Finance Agency
                           (Series 2001A), Weekly VRDNs (Alliance of
                           Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.070%,
                           2/2/2006                                                              7,100,000
      2,500,000            Massachusetts State Development Finance Agency
                           (Series 2002), Weekly VRDNs (The Rivers
                           School)/(Citizens Bank of Massachusetts LOC),
                           3.030%, 2/2/2006                                                      2,500,000
      9,500,000            Massachusetts State Development Finance Agency
                           (Series 2002A), Weekly VRDNs (Assumption
                           College)/(Bank of New York LOC), 3.020%, 2/1/2006                     9,500,000
      14,500,000           Massachusetts State Development Finance Agency
                           (Series 2003), Weekly VRDNs (Boston College High
                           School)/(Citizens Bank of Massachusetts LOC),
                           3.050%, 2/1/2006                                                      14,500,000
      5,000,000            Massachusetts State Development Finance Agency
                           (Series 2004), Weekly VRDNs (Thayer
                           Academy)/(Allied Irish Banks PLC LOC), 3.020%,
                           2/2/2006                                                              5,000,000
      3,500,000            Massachusetts State Development Finance Agency
                           (Series 2004A), Weekly VRDNs (Briarwood Retirement
                           Community)/(Comerica Bank LOC), 3.020%, 2/2/2006                      3,500,000
      5,000,000            Massachusetts State Development Finance Agency
                           (Series 2005), Weekly VRDNs (ISO New England,
                           Inc.)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006                          5,000,000
      5,000,000            Massachusetts State Development Finance Agency
                           (Series 2005), Weekly VRDNs (Wentworth Institute
                           of Technology, Inc.)/(Radian Asset Assurance
                           INS)/(Bank of New York LIQ), 3.100%, 2/2/2006                         5,000,000
      8,000,000            Massachusetts State Development Finance Agency
                           (Series 2005A), Weekly VRDNs (Suffolk
                           University)/(Assured Guaranty Corp. INS)/(Citizens
                           Bank of Massachusetts LIQ), 3.070%, 2/1/2006                          8,000,000
      7,761,000       3    Massachusetts Turnpike Authority, Variable Rate
                           Certificates (Series 1997N), Weekly VRDNs (MBIA
                           Insurance Corp. INS)/(Bank of America N.A. LIQ),
                           3.050%, 2/2/2006                                                      7,761,000
      15,400,000      3    Massachusetts Water Pollution Abatement Trust
                           Pool, Subordinate, MERLOTS (Series 1999N), Weekly
                           VRDNs (Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006                      15,400,000
      3,553,000            Pittsfield, MA, 4.25% BANs, 1/12/2007                                 3,574,057
      4,312,493            Wrentham, MA, 4.00% BANs, 9/15/2006                                   4,329,743
                           Total                                                                282,939,196
                           Total municipal Investments--100.9%
                            (At amortized cost)4                                                282,939,196
                           Other assets and liabilities--net--(0.9)%                              (2,654,420)
                           Total net assets--100%                                       $        280,284,776




At January 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated
     SP-1+,  SP-1 or SP-2 by  Standard  &  Poor's,  MIG-1,  or MIG-2 by  Moody's
     Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.
     The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
     At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier        Second Tier

100.0%            0.0%
-----------------------

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $137,683,349 which represents 49.1% of total net assets.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
IFA         --Industrial Finance Authority
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Option Certificates
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes





MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
       Amount                                                                               Value
                          Short-Term Municipals--98.4%1,2
                          Maryland--95.2%
 $   1,275,000            Baltimore County, MD IDA (Series 1994A), Weekly
                          VRDNs (Pitts Realty LP)/(Bank of New York LOC),
                          3.100%, 2/2/2006                                        $       1,275,000
     2,400,000            Baltimore County, MD IDA, Variable Rate Demand
                          Acquisition Program (Series 1986), Weekly VRDNs
                          (Baltimore Capital Acquisition)/(Bayerische
                          Landesbank (GTD) LOC), 3.030%, 2/1/2006                         2,400,000
     2,100,000            Baltimore County, MD Port Facility Monthly VRDNs
                          (Occidental Petroleum Corp.)/(BNP Paribas SA LOC),
                          3.000%, 2/15/2006                                               2,100,000
     2,300,000            Baltimore County, MD Weekly VRDNs (Calvert Hall
                          College)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC), 3.070%, 2/3/2006                              2,300,000
     1,380,000            Baltimore County, MD (1994 Issue), Weekly VRDNs
                          (Direct Marketing Associates, Inc.
                          Facility)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC), 3.180%, 2/1/2006                              1,380,000
     1,000,000            Calvert County, MD EDA (Series 2001), Weekly VRDNs
                          (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC),
                          3.050%, 2/2/2006                                                1,000,000
      300,000             Carroll County, MD (Series 1995B), Weekly VRDNs
                          (Evapco, Inc.)/(Bank of America N.A. LOC), 3.070%,
                          2/2/2006                                                         300,000
     1,000,000            Carroll County, MD (Series 1999B), Weekly VRDNs
                          (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset
                          Assurance INS)/(Branch Banking & Trust Co.,
                          Winston-Salem LIQ), 3.050%, 2/2/2006                            1,000,000
     3,340,000            Harford County, MD EDA (Series 2001), Weekly VRDNs
                          (Clark Finance LLC)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC), 3.150%, 2/2/2006                            3,340,000
      400,000             Harford County, MD (Series 1988), Weekly VRDNs
                          (1001 Partnership Facility)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC), 3.210%,
                          2/1/2006                                                         400,000
     1,015,000            Harford County, MD, EDRB (Series 1996), Weekly
                          VRDNs (Citrus and Allied Essences
                          Ltd.)/(Manufacturers & Traders Trust Co., Buffalo,
                          NY LOC), 3.210%, 2/1/2006                                       1,015,000
     2,850,000            Howard County, MD, EDRB (Series 2005), Weekly
                          VRDNs (Eight P CPL LLC)/(Comerica Bank LOC),
                          3.090%, 2/2/2006                                                2,850,000
     2,000,000            Howard County, MD (Series 2002-A), Weekly VRDNs
                          (Columbia Vantage House Corp.)/(LaSalle Bank, N.A.
                          LOC), 3.030%, 2/2/2006                                          2,000,000
     2,500,000      3     Maryland Community Development Administration -
                          Housing Revenue (PA-629R), Weekly VRDNs (Merrill
                          Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006                        2,500,000
     2,000,000            Maryland Community Development Administration -
                          Residential Revenue (2005 Series G), 3.20% TOBs,
                          Mandatory Tender 11/24/2006                                     2,000,000
     2,560,000      3     Maryland Community Development Administration -
                          Residential Revenue (PT-2607), Weekly VRDNs
                          (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006               2,560,000
     2,615,000      3     Maryland Community Development Administration -
                          Residential Revenue (Series 2004 FR/RI-L59J),
                          Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ),
                          3.130%, 2/1/2006                                                2,615,000
     2,900,000            Maryland Industrial Development Financing
                          Authority (Series 1999), 3.43% TOBs (Signature
                          Flight Support Corp.)/(Bayerische Landesbank (GTD)
                          LOC), Optional Tender 6/1/2006                                  2,900,000
     2,110,000            Maryland State Community Development
                          Administration (Series 1990B), Weekly VRDNs
                          (Cherry Hill Apartment Ltd.)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC), 3.090%,
                          2/1/2006                                                        2,110,000
     1,750,000            Maryland State Economic Development Corp., (Series
                          1998), Weekly VRDNs (Morrison Health Care,
                          Inc.)/(Bank of America N.A. LOC), 3.120%, 2/2/2006              1,750,000
     1,600,000            Maryland State Economic Development Corp., (Series
                          2000), Weekly VRDNs (AFCO Cargo BWI II
                          LLC)/(SunTrust Bank LOC), 3.080%, 2/1/2006                      1,600,000
     2,800,000            Maryland State Economic Development Corp., (Series
                          2000), Weekly VRDNs (Hunter Douglas Northeast,
                          Inc.)/(Wachovia Bank N.A. LOC), 3.080%, 2/1/2006                2,800,000
     2,625,000            Maryland State Economic Development Corp., (Series
                          2002), Weekly VRDNs (Mirage-Tucker LLC
                          Facility)/(Wilmington Trust Co. LOC), 3.090%,
                          1/27/2006                                                       2,625,000
     2,150,000            Maryland State Health & Higher Educational
                          Facilities Authority (Series 2003B), Weekly VRDNs
                          (Adventist HealthCare, Inc.)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC), 3.070%,
                          2/3/2006                                                        2,150,000
     2,000,000            Maryland State Health & Higher Educational
                          Facilities Authority, 5.00% Bonds (Johns Hopkins
                          Hospital), 8/1/2006                                             2,018,891
     2,700,000            Maryland State Health & Higher Educational
                          Facilities Authority, Maimonides Academy of
                          Baltimore (Series 2005), Weekly VRDNs (Yeshivat
                          Rambam Issue)/(Mercantile Safe Deposit & Trust
                          Co., Baltimore LOC), 3.060%, 1/27/2006                          2,700,000
     2,000,000            Maryland State IDFA (Series 2005), Weekly VRDNs
                          (Baltimore International College, Inc.)/(Branch
                          Banking & Trust Co., Winston-Salem LOC), 3.050%,
                          2/2/2006                                                        2,000,000
      800,000             Maryland State IDFA (Series 2005), Weekly VRDNs
                          (McDonogh School, Inc.)/(Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC), 3.070%, 2/3/2006                    800,000
     2,000,000            Maryland State, (Series 2004), 5.00% Bonds,
                          2/1/2006                                                        2,000,000
     2,500,000      3     Maryland State, PUTTERs (Series 1234), Weekly
                          VRDNs (PNC Bank, N.A. LIQ), 3.080%, 2/2/2006                    2,500,000
     1,115,000            Montgomery County, MD Housing Opportunities
                          Commission (Series 1998 Issue I), Weekly VRDNs
                          (Byron House, Inc. Facility)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC), 3.120%,
                          2/7/2006                                                        1,115,000
      669,000             Montgomery County, MD Weekly VRDNs (Information
                          Systems and Networks Corp.)/(Bank of America N.A.
                          LOC), 3.250%, 2/1/2006                                           669,000
     2,000,000      3     Northeast, MD Waste Disposal Authority (PT-766),
                          Weekly VRDNs (AMBAC INS)/
                          (Landesbank Hessen-Thueringen (GTD) LIQ), 3.100%,
                          2/2/2006                                                        2,000,000
     1,100,000      3     Prince Georges County, MD Housing Authority
                          Mortgage (PT-1311), Weekly VRDNs (GNMA
                          COL)/(Merrill Lynch & Co., Inc. LIQ), 3.060%,
                          2/2/2006                                                        1,100,000
     2,895,000            Washington County, MD (Series 2000), Weekly VRDNs
                          (YMCA of Hagerstown, Inc.)/
                          (Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC), 3.070%, 2/3/2006                                          2,895,000
                          Total                                                          66,767,891
                          Puerto Rico--3.2%
      260,000       3     Puerto Rico HFA (Series 2003 FR/RI-L30J), Weekly
                          VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc.
                          LIQ), 3.130%, 2/1/2006                                           260,000
     2,000,000      3     Puerto Rico Highway and Transportation Authority
                          (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                          Guaranty NA INS) and Dexia Credit Local LIQs),
                          Optional Tender 10/12/2006                                      2,000,000
                          Total                                                           2,260,000
                          Total municipal Investments---98.4% (at amortized
                          cost)4                                                         69,027,891
                          other assets and liabilities---net---1.6%                       1,134,040
                          total net assets---100%                                 $      70,161,931


Securities that are subject to the federal alternative minimum tax (AMT) represent 54.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSRO's) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited).

First Tier        Second Tier

100.0%            0.0%
----------------------

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $15,535,000 which represents 22.1% of total net assets.

4     Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDA         --Economic Development Authority
EDRB        --Economic Development Revenue Bonds
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDFA        --Industrial Development Finance Authority
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC         --Letter of Credit
LP          --Limited Partnership
PUTTERs     --Puttable Tax-Exempt Receipts
SA          --Support Agreement
TOBs        --Tender Option Bonds
VRDNs       --Variable Rate Demand Notes




MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
       Amount                                                                            Value
                         Short-Term Municipals --99.2%1,2
                         Michigan--97.0%
 $   6,000,000      3    ABN AMRO MuniTOPS Certificates Trust (Michigan
                         Non-AMT)/(Series 1998-11) Weekly VRDNs (DeWitt, MI
                         Public Schools)/(FSA INS)/(ABN AMRO Bank NV,
                         Amsterdam LIQ), 3.050%, 2/2/2006                         $    6,000,000
     5,845,000      3    ABN AMRO MuniTOPS Certificates Trust (Michigan
                         Non-AMT)/(Series 2005-2) Weekly VRDNs (Chippewa
                         Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV,
                         Amsterdam LIQ), 3.050%, 2/2/2006                              5,845,000
     2,990,000      3    Adrian, MI City School District, ROCs (Series
                         2124) Weekly VRDNs (FSA INS)/(Citigroup Global
                         Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006                 2,990,000
     3,280,000      3    Allen Park, MI Public School District, ROCs
                         (Series 4007) Weekly VRDNs (Michigan State
                         GTD)/(Citigroup Global Markets Holdings, Inc.
                         LIQ), 3.060%, 2/2/2006                                        3,280,000
     2,030,000           Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs
                         (Suburban Tool, Inc.)/(Huntington National Bank,
                         Columbus, OH LOC), 3.520%, 2/2/2006                           2,030,000
     4,195,000      3    BNY Municipal Certificates Trust (Series
                         2002-BNY3) Weekly VRDNs (Mazda Motor Manufacturing
                         (USA) Corp.)/(Bank of New York LIQ)/(Bank of New
                         York LOC), 3.100%, 2/2/2006                                   4,195,000
     9,000,000      3    Detroit, MI City School District, (PA-997R) Weekly
                         VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),
                         3.050%, 2/2/2006                                              9,000,000
     3,575,000      3    Detroit, MI City School District, Macon (Series
                         2006 J) Weekly VRDNs (FSA INS)/(Bank of America
                         N.A. LIQ), 3.060%, 2/2/2006                                   3,575,000
     3,470,000      3    Detroit, MI City School District, ROCs (Series
                         4004) Weekly VRDNs (FGIC INS)/(Citigroup Global
                         Markets Holdings, Inc. LIQ), 3.060%, 2/2/2006                 3,470,000
     1,000,000      3    Detroit, MI City School District, Variable
                         Certificates (Series 2002H) Weekly VRDNs (FSA
                         INS)/(Bank of America N.A. LIQ), 3.100%, 2/2/2006             1,000,000
     6,000,000      3    Detroit, MI City School District, Variable Rate
                         Certificates (Series 2001-P) Weekly VRDNs (FSA
                         INS)/(Bank of America N.A. LIQ), 3.120%, 2/2/2006             6,000,000
     2,260,000      3    Detroit, MI Sewage Disposal System, MERLOTS
                         (Series 2001-A103) Weekly VRDNs (FGIC
                         INS)/(Wachovia Bank N.A. LIQ), 3.060%, 2/1/2006               2,260,000
     2,000,000      3    Detroit, MI Water Supply System, MERLOTS (Series
                         2000 D) Weekly VRDNs (FGIC INS)/
                         (Wachovia Bank N.A. LIQ), 3.060%, 2/1/2006                    2,000,000
      600,000            Farmington Hills, MI Economic Development Corp.
                         Weekly VRDNs (Echo Park Learning Center)/(LaSalle
                         Bank Midwest, N.A. LOC), 3.100%, 2/1/2006                      600,000
      900,000            Garden City, MI HFA, (Series 1996A) Weekly VRDNs
                         (Garden City Hospital, Osteopathic)/
                         (National City Bank, Michigan/Illinois LOC),
                         3.060%, 2/2/2006                                               900,000
     2,000,000           Grand Rapids, MI Economic Development Corp.,
                         (Series 1991-A) Weekly VRDNs (Amway Hotel
                         Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.020%,
                         2/1/2006                                                      2,000,000
     2,200,000           Grand Rapids, MI IDR Weekly VRDNs (Precision
                         Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC),
                         3.350%, 2/1/2006                                              2,200,000
     1,840,000           Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs
                         (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC),
                         3.120%, 2/2/2006                                              1,840,000
     1,160,000           Huron County, MI Economic Development Corp.,
                         (Series 2001) Weekly VRDNs (Scheurer
                         Hospital)/(Comerica Bank LOC), 3.070%, 2/2/2006               1,160,000
     6,900,000           Jackson County, MI Hospital Finance Authority,
                         (Series 2005A) Weekly VRDNs (W.A.Foote Memorial
                         Hospital)/(Bank of Nova Scotia, Toronto LOC),
                         3.020%, 2/2/2006                                              6,900,000
     3,100,000           Michigan Job Development Authority Weekly VRDNs
                         (Andersons Project)/(Credit Lyonnais SA LOC),
                         3.170%, 2/1/2006                                              3,100,000
     5,000,000      3    Michigan Municipal Bond Authority, AUSTIN (Series
                         2002F) Weekly VRDNs (Michigan Municipal Bond
                         Authority Clean Water Revolving Fund)/(Bank of
                         America N.A. LIQ), 3.100%, 2/2/2006                           5,000,000
     9,985,000      3    Michigan State Hospital Finance Authority,
                         (PT-732), 2.95% TOBs (Ascension Health Credit
                         Group)/(MBIA Insurance Corp. INS)/(Svenska
                         Handelsbanken, Stockholm LIQ), Optional Tender
                         7/20/2006                                                     9,985,000
     4,000,000           Michigan State Hospital Finance Authority, (Series
                         2000 Weekly VRDNs (Oaklawn Hospital, MI)/(LaSalle
                         Bank Midwest, N.A. LOC), 3.090%, 2/1/2006                     4,000,000
     3,900,000           Michigan State Hospital Finance Authority, (Series
                         B) Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC),
                         3.070%, 2/1/2006                                              3,900,000
     1,500,000      3    Michigan State Hospital Finance Authority, MERLOTS
                         (Series 1997A) Weekly VRDNs (Detroit Medical
                         Center Obligated Group)/(AMBAC INS)/(Wachovia Bank
                         N.A. LIQ), 3.060%, 2/1/2006                                   1,500,000
     8,200,000           Michigan State HDA Weekly VRDNs (Woodland Meadows,
                         MI)/(JPMorgan Chase Bank, N.A. LOC), 3.120%,
                         2/1/2006                                                      8,200,000
     1,500,000           Michigan State HDA, (2002 Series A) Weekly VRDNs
                         (MBIA Insurance Corp. INS)/(Dexia Credit Local
                         LIQ), 3.100%, 2/1/2006                                        1,500,000
     5,535,000           Michigan State HDA, (Series 2001A) Weekly VRDNs
                         (Sand Creek Apartments)/(FHLB of Cincinnati LOC),
                         3.100%, 2/2/2006                                              5,535,000
      900,000            Michigan State HDA, (Series 2001B) Weekly VRDNs
                         (Sand Creek Apartments)/(FHLB of Indianapolis
                         LOC), 3.200%, 2/2/2006                                         900,000
     2,010,000           Michigan State Strategic Fund Weekly VRDNs (Anro
                         LLC)/(U.S. Bank, N.A. LOC), 3.180%, 2/2/2006                  2,010,000
     6,600,000           Michigan State Strategic Fund Weekly VRDNs (Bishop
                         Creek LLC)/(Comerica Bank LOC), 3.190%, 2/2/2006              6,600,000
      800,000            Michigan State Strategic Fund Weekly VRDNs (Bruin
                         Land Holdings LLC)/(Huntington National Bank,
                         Columbus, OH LOC), 3.320%, 2/2/2006                            800,000
      860,000            Michigan State Strategic Fund Weekly VRDNs
                         (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest,
                         N.A. LOC), 3.460%, 2/2/2006                                    860,000
      800,000            Michigan State Strategic Fund Weekly VRDNs (Elbie
                         & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC),
                         3.260%, 2/1/2006                                               800,000
     2,855,000           Michigan State Strategic Fund Weekly VRDNs (Elm
                         Plating Co.)/(Comerica Bank LOC), 3.190%, 2/2/2006            2,855,000
     1,280,000           Michigan State Strategic Fund Weekly VRDNs
                         (Enprotech Mechanical Services, Inc.)/
                         (LaSalle Bank Midwest, N.A. LOC), 3.260%, 2/1/2006            1,280,000
     2,520,000           Michigan State Strategic Fund Weekly VRDNs (Hess
                         Industries, Inc.)/(LaSalle Bank, N.A. LOC),
                         3.090%, 2/2/2006                                              2,520,000
      900,000            Michigan State Strategic Fund Weekly VRDNs (Moore
                         Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC),
                         3.260%, 2/1/2006                                               900,000
     2,100,000           Michigan State Strategic Fund Weekly VRDNs
                         (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A.
                         LOC), 3.260%, 2/2/2006                                        2,100,000
     1,440,000           Michigan State Strategic Fund, (Series 1995)
                         Weekly VRDNs (Bear Lake Associates Project)/(Fifth
                         Third Bank, Michigan LOC), 3.170%, 2/2/2006                   1,440,000
      115,000            Michigan State Strategic Fund, (Series 1995)
                         Weekly VRDNs (Hercules Drawn Steel Corp.
                         Project)/(Key Bank, N.A. LOC), 3.170%, 2/1/2006                115,000
      435,000            Michigan State Strategic Fund, (Series 1995)
                         Weekly VRDNs (RSR Project)/(Fifth Third Bank,
                         Michigan LOC), 3.170%, 2/2/2006                                435,000
      175,000            Michigan State Strategic Fund, (Series 1996)
                         Weekly VRDNs (ACI Properties LLC Project)/
                         (Comerica Bank LOC), 3.190%, 2/2/2006                          175,000
      605,000            Michigan State Strategic Fund, (Series 1996)
                         Weekly VRDNs (Echo Properties LLC
                         Project)/(Comerica Bank LOC), 3.190%, 2/2/2006                 605,000
      375,000            Michigan State Strategic Fund, (Series 1996)
                         Weekly VRDNs (Inalfa-Hollandia, Inc.)/
                         (Comerica Bank LOC), 3.190%, 2/2/2006                          375,000
      975,000            Michigan State Strategic Fund, (Series 1997)
                         Weekly VRDNs (Enprotech Mechanical Services,
                         Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.260%,
                         2/1/2006                                                       975,000
     1,770,000           Michigan State Strategic Fund, (Series 1998)
                         Weekly VRDNs (Monroe Publishing Co.)/
                         (Comerica Bank LOC), 3.190%, 2/2/2006                         1,770,000
     1,000,000           Michigan State Strategic Fund, (Series 1998)
                         Weekly VRDNs (Wolverine Leasing)/
                         (Huntington National Bank, Columbus, OH LOC),
                         3.320%, 2/2/2006                                              1,000,000
      775,000            Michigan State Strategic Fund, (Series 1998)
                         Weekly VRDNs (Wolverine Printing)/
                         (Huntington National Bank, Columbus, OH LOC),
                         3.320%, 2/2/2006                                               775,000
     1,325,000           Michigan State Strategic Fund, (Series 1999)
                         Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A.
                         LOC), 3.170%, 2/2/2006                                        1,325,000
     2,200,000           Michigan State Strategic Fund, (Series 1999)
                         Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington
                         National Bank, Columbus, OH LOC), 3.320%, 2/2/2006            2,200,000
     4,780,000           Michigan State Strategic Fund, (Series 2000)
                         Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank
                         LOC), 3.190%, 2/2/2006                                        4,780,000
      755,000            Michigan State Strategic Fund, (Series B) Weekly
                         VRDNs (Teal Run Apartments)/(FHLB of Indianapolis
                         LOC), 3.300%, 2/2/2006                                         755,000
     1,845,000           Michigan State Strategic Fund, Limited Obligation
                         Revenue Bonds (Series 1995) Weekly VRDNs (J.R.
                         Automation Technologies)/(Fifth Third Bank,
                         Michigan LOC), 3.130%, 2/2/2006                               1,845,000
     1,025,000           Michigan State Strategic Fund, Limited Obligation
                         Revenue Bonds, (Series 1995) Weekly VRDNs (Welch
                         Properties)/(Fifth Third Bank, Michigan LOC),
                         3.170%, 2/2/2006                                              1,025,000
     6,850,000           Muskegon County, MI, 3.40% TANs, 11/1/2006                    6,850,000
     1,200,000           Newaygo, MI Public Schools, 3.75% RANs, 6/30/2006             1,203,595
     1,825,000           Oakland County, MI EDC, (Series 1998) Weekly VRDNs
                         (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC),
                         3.170%, 2/2/2006                                              1,825,000
     6,300,000           Oakland County, MI EDC, (Series 1998) Weekly VRDNs
                         (Lourdes Assisted Living, Inc.)/
                         (Allied Irish Banks PLC LOC), 3.170%, 2/2/2006                6,300,000
     9,410,000      3    Oxford, MI Area Community Schools, MERLOTS (Series
                         2001-A117), 3.35% TOBs (Michigan State
                         GTD)/(Wachovia Bank N.A. LIQ), Optional Tender
                         11/9/2006                                                     9,410,000
     5,250,000           Waterford, MI School District, 4.00% TANs,
                         4/30/2006                                                     5,263,805
     3,640,000      3    Wayne County, MI Airport Authority, MACON (Series
                         2005T) Weekly VRDNs (Detroit, MI Metropolitan
                         Wayne County Airport)/(MBIA Insurance Corp.
                         INS)/(Bank of America N.A. LIQ), 3.100%, 2/2/2006             3,640,000
     3,995,000      3    Wayne County, MI, (Series 2000-383) Weekly VRDNs
                         (Detroit, MI Metropolitan Wayne County
                         Airport)/(MBIA Insurance Corp. INS)/(Morgan
                         Stanley LIQ), 3.090%, 2/2/2006                                3,995,000
                             Total                                                    189,672,400
                         Puerto Rico--2.2%
     4,235,000      3    Puerto Rico Highway and Transportation Authority,
                         (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                         Guaranty NA INS) and Dexia Credit Local LIQs),
                         Optional Tender 10/12/2006                                    4,235,000
                             Total municipal investments - 99.2%
                             (at amortized cost)4                                 $   193,907,400
                             Other assets and liabilities - 0.8%                       1,578,509
                             Total net assets - 100%                              $   195,485,909

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

          Securities  rated  in the  highest  short-term  rating  category  (and unrated  securities  of  comparable  quality) are  identified as First Tier securities.  Securities  rated  in the  second  highest  short-term  rating category (and unrated  securities of comparable  quality) are identified as
     Second  Tier  securities.   The  Fund  follows  applicable  regulations  in
     determining  whether a security  is rated and  whether a security  rated by multiple NRSROs in different  rating  categories  should be identified as a
     First  or  Second  Tier  security.  At  January  31,  2006,  the  portfolio securities were rated as follows:

Tier Rating Based on Total Market Value
      First Tier        Second Tier
      100.0%   0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $87,380,000 which represents 44.7% of total net assets.

4     Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
EDC         --Economic Development Commission
FGIC        --Financial Guaranty Insurance Company
FHLB        --Federal Home Loan Bank
FSA         --Financial Security Assurance
GTD         --Guaranteed
HDA         --Housing Development Authority
HFA         --Housing Finance Authority
IDR         --Industrial Development Revenue
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPs        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes





MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)



 Principal
   Amount                                                                            Value
                      Short-Term Municipals--99.5%1,2
                      Minnesota--98.4%
$16,255,000     3     ABN AMRO MuniTOPS Certificates Trust (Minnesota
                      Non-AMT)/(Series 2000-8), Weekly VRDNs
                      (Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ), 3.030%, 2/2/2006                         $   16,255,000
 7,225,000            Avon, MN (Series 1998), Weekly VRDNs (Vesper
                      Corp.)/(Key Bank, N.A. LOC), 3.150%, 2/1/2006                7,225,000
 10,000,000     3     Becker, MN (Series 2005 FR/RI-FP12), Weekly VRDNs
                      (Northern States Power Co., MN)/(Lehman Brothers
                      Holdings, Inc. SWP), 3.380%, 2/2/2006                        10,000,000
 2,855,000            Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S &
                      S of Minnesota LLC)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.240%, 2/2/2006                             2,855,000
  430,000             Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells
                      Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006            430,000
 1,300,000            Center City, MN (Series 2000), Weekly VRDNs
                      (Hazelden Foundation)/(Allied Irish Banks PLC
                      LOC), 3.050%, 2/2/2006                                       1,300,000
  905,000             Chanhassen, MN IDA (Series 1995), Weekly VRDNs
                      (Building Management Group LLC)/(
                      Wells Fargo Bank, N.A., Minnesota LOC), 3.240%,
                      2/2/2006                                                      905,000
                      ----------------------------------------------------
                      ----------------------------------------------------
 4,350,000            Chaska, MN (Series 2004), Weekly VRDNs (Lifecore             4,350,000
                      Biomedical, Inc.)/(Marshall & Ilsley Bank,
                      Milwaukee LOC), 3.260%, 2/7/2006
 3,400,000            Coon Rapids, MN (Series 2003A), Weekly VRDNs
                      (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC),
                      3.150%, 2/3/2006                                             3,400,000
 14,500,000     3     Dakota County & Washington County MN Housing &
                      Redevelopment Authority, MERLOTS (Series J),
                      Weekly VRDNs (United States Treasury
                      COL)/(Wachovia Bank N.A. LIQ), 3.110%, 2/1/2006              14,500,000
 15,875,000     3     Dakota County, MN Community Development Agency
                      (PT-484), Weekly VRDNs (Southview Gables
                      Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.070%,
                      2/2/2006                                                     15,875,000
 18,680,000     3     Dakota County, Washington County & Anoka City, MN
                      Housing & Redevelopment Authority, MERLOTS (Series
                      H) Weekly VRDNs (United States Treasury
                      COL)/(Wachovia Bank N.A. LIQ), 3.110%, 2/1/2006              18,680,000
 4,325,000            Eagan, MN (Series 2003 A-1), Weekly VRDNs (Thomas
                      Lake Place Apartments)/(FNMA LOC), 3.090%, 2/2/2006          4,325,000
  475,000             Eden Prairie, MN IDA Weekly VRDNs (Richard W.
                      Cohen)/(Wells Fargo Bank, N.A., Minnesota LOC),
                      3.140%, 2/2/2006                                              475,000
  540,000             Eden Prairie, MN IDA (Series  1996), Weekly VRDNs
                      (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC),
                      3.240%, 2/2/2006                                              540,000
 6,000,000            Eden Prairie, MN Multifamily Housing (Series
                      2003-A), Weekly VRDNs (Eden Prairie, MN Leased
                      Housing Associates LLP)/(LaSalle Bank, N.A. LOC),
                      3.120%, 2/3/2006                                             6,000,000
  800,000             Edgerton, MN (Series 1998), Weekly VRDNs (Fey
                      Industries, Inc.)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.140%, 2/2/2006                              800,000
 1,000,000            Faribault, MN IDA (Series 2001), Weekly VRDNs
                      (Apogee Enterprises, Inc.)/(Bank of New York LOC),
                      3.120%, 2/2/2006                                             1,000,000
 2,015,000            Farmington, MN (Series 1996), Weekly VRDNs
                      (Lexington Standard Corp.)/(Wells Fargo Bank,
                      N.A., Minnesota LOC), 3.240%, 2/2/2006                       2,015,000
 3,990,000            Greenway, MN Independent School District No. 316,
                      3.80% TRANs (Minnesota State GTD), 9/12/2006                 4,007,722
 1,050,000            Hennepin County, MN (Series 1996C), Weekly VRDNs,
                      3.150%, 2/2/2006                                             1,050,000
 7,500,000            Hopkins, MN Independent School District No. 270,
                      3.75% TRANs (Minnesota State GTD), 8/7/2006                  7,523,851
 2,800,000            Lino Lakes, MN (Series 1997), Weekly VRDNs (Taylor
                      Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC),
                      3.140%, 2/2/2006                                             2,800,000
 1,625,000            Lino Lakes, MN (Series 1998), Weekly VRDNs (Molin
                      Concrete Products Co.)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.240%, 2/2/2006                             1,625,000
  600,000             Maplewood, MN (Series 1997), Weekly VRDNs (Camada
                      Ltd. Partnership)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.240%, 2/2/2006                              600,000
 4,720,000            Mendota Heights, MN (Series 1999), Weekly VRDNs
                      (St. Thomas Academy)/(Allied Irish Banks PLC LOC),
                      3.040%, 2/2/2006                                             4,720,000
 10,000,000           Minneapolis Special School District No. 001, MN,
                      3.75% TANs (Minnesota State GTD), 8/10/2006                  10,053,040
 4,000,000            Minneapolis, MN Health Care System (Series 2005B),
                      Weekly VRDNs (Fairview Health Services)/(AMBAC
                      INS)/(Royal Bank of Canada, Montreal LIQ), 3.030%,
                      2/1/2006                                                     4,000,000
 2,000,000            Minneapolis, MN Health Care System (Series 2005C),
                      Weekly VRDNs (Fairview Health Services)/(MBIA
                      Insurance Corp. INS)/(Citibank NA, New York LIQ),
                      3.030%, 2/1/2006                                             2,000,000
  700,000             Minneapolis, MN (Series 1996), Weekly VRDNs (WNB &
                      Co.)/(U.S. Bank, N.A. LOC), 3.090%, 2/2/2006                  700,000
 10,000,000           Minneapolis, MN, Housing Development Revenue
                      Refunding Bonds (Series 1988), Weekly VRDNs
                      (Symphony Place)/(FHLMC LOC), 3.030%, 2/2/2006               10,000,000
 3,610,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (PT-727), Weekly VRDNs (FGIC INS)/(BNP
                      Paribas SA LIQ), 3.100%, 2/2/2006                            3,610,000
 9,935,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (PT-1174), Weekly VRDNs (FGIC
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%,
                      2/1/2006                                                     9,935,000
 5,265,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (PT-1442), Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%,
                      2/2/2006                                                     5,265,000
 2,560,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (PT-2834), Weekly VRDNs (AMBAC
                      INS)/(Dexia Credit Local LIQ), 3.100%, 2/2/2006              2,560,000
 5,980,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (PT-2844), Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%,
                      2/2/2006                                                     5,980,000
 3,710,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (SGA 121), Weekly VRDNs (FGIC
                      INS)/(Societe Generale, Paris LIQ), 3.060%,
                      2/1/2006                                                     3,710,000
 2,815,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission (SGA 127)/(Series 2001), Weekly VRDNs
                      (FGIC INS)/(Societe Generale, Paris LIQ), 3.060%,
                      2/1/2006                                                     2,815,000
 5,770,000      3     Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission, PUTTERs (Series 928), Weekly VRDNs
                      (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.090%,
                      2/2/2006                                                     5,770,000
 3,345,000            Minnesota Agricultural and Economic Development
                      Board (Series 1996) Weekly VRDNs (Evangelical
                      Lutheran Good Samaritan Society)/(Allied Irish
                      Banks PLC LOC), 3.070%, 2/2/2006                             3,345,000
 6,885,000            Minnesota State HFA (2004 Series G), Weekly VRDNs
                      (Lloyds TSB Bank PLC, London LIQ), 3.070%, 2/2/2006          6,885,000
 4,000,000            Minnesota State HFA (2005 Series E), 2.95% BANs,
                      5/18/2006                                                    4,000,000
 10,000,000           Minnesota State HFA (2005 Series N), 3.30% BANs,
                      12/4/2006                                                    10,000,000
 1,785,000      3     Minnesota State HFA, MERLOTS (Series 2001-B3),
                      Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.110%,
                      2/1/2006                                                     1,785,000
 1,505,000      3     Minnesota State HFA (PA-1256), Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ), 3.100%, 2/2/2006            1,505,000
 2,265,000      3     Minnesota State HFA, ROCs (Series 176), Weekly
                      VRDNs (Citibank NA, New York LIQ), 3.100%, 2/2/2006          2,265,000
 3,345,000      3     Minnesota State HFA (Series 2002 FR/RI-L35J),
                      Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ),
                      3.180%, 2/1/2006                                             3,345,000
 9,000,000            Minnesota State Higher Education Facility
                      Authority (Series Five-C), Weekly VRDNs
                      (University of St. Thomas)/(Allied Irish Banks PLC
                      LOC), 3.030%, 2/1/2006                                       9,000,000
 4,000,000            Minnesota State Higher Education Facility
                      Authority (Series Five-S), Weekly VRDNs (William
                      Mitchell College of Law)/(U.S. Bank, N.A. LOC),
                      3.040%, 2/2/2006                                             4,000,000
 2,530,000            Minnesota State Higher Education Facility
                      Authority (Series Six E-1), Weekly VRDNs (Hamline
                      University of Minnesota)/(Harris, N.A. LOC),
                      3.020%, 2/2/2006                                             2,530,000
 4,580,000            Minnesota State Higher Education Facility
                      Authority (Series Six-E2), Weekly VRDNs (Hamline
                      University of Minnesota)/(Harris, N.A. LOC),
                      3.020%, 2/2/2006                                             4,580,000
 14,000,000     3     Minnesota State, Floater Certificates (Series
                      2001-719), Weekly VRDNs (Morgan Stanley LIQ),
                      3.050%, 2/2/2006                                             14,000,000
 5,900,000            Minnetonka, MN, Multi-Family Housing Revenue
                      Refunding Bonds (Series 1995), Weekly VRDNs
                      (Southampton Apartments (MN))/(National Bank of
                      Canada, Montreal LOC), 3.090%, 2/2/2006                      5,900,000
 1,620,000            New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S.
                      Bank, N.A. LOC), 3.240%, 2/2/2006                            1,620,000
 4,900,000            North Suburban, MN Hospital District (Series
                      2002,) Weekly VRDNs (Woodfield LP)/(Marshall &
                      Ilsley Bank, Milwaukee LOC), 3.120%, 2/2/2006                4,900,000
 2,685,000      3     Northern Municipal Power Agency, MN, ROCs, (Series
                      32), Weekly VRDNs (FSA INS)/(Citibank NA, New York
                      LIQ), 3.060%, 2/2/2006                                       2,685,000
 4,995,000      3     Northern Municipal Power Agency, MN, Floater
                      Certificates (Series 1998-46), Weekly VRDNs (FSA
                      INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006                  4,995,000
 1,725,000            Onamia, MN Independent School District No. 480,
                      3.75% TRANs (Minnesota State GTD), 9/1/2006                  1,732,363
  715,000             Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells
                      Fargo Bank, N.A., Minnesota LOC), 3.240%, 2/2/2006            715,000
 4,965,000            Plymouth, MN (Series 2003), Weekly VRDNs (Harbor
                      Lane Apartments)/(FNMA LOC), 3.090%, 2/2/2006                4,965,000
 4,560,000            Plymouth, MN (Series 2003), Weekly VRDNs (Parkside
                      Apartments)/(FNMA LOC), 3.040%, 2/2/2006                     4,560,000
 13,000,000           Ramsey County, MN Housing and Redevelopment
                      Authority (Series 2003 A), Weekly VRDNs (Gateway
                      Apartments LP)/(LaSalle Bank, N.A. LOC), 3.120%,
                      2/3/2006                                                     13,000,000
 9,130,000      3     Rochester, MN Health Care Facility Authority
                      (Series 1998-177), Weekly VRDNs (Mayo
                      Foundation)/(Morgan Stanley LIQ), 3.050%, 2/2/2006           9,130,000
 3,500,000            Rochester, MN Mulifamily Housing (Series 2003A),
                      Weekly VRDNs (Eastridge Estates)/
                      (FNMA LOC), 3.100%, 2/2/2006                                 3,500,000
 2,100,000            Rockford, MN (Series 1999), Weekly VRDNs
                      (Minnesota Diversified Products, Inc.)/(Wells
                      Fargo Bank, N.A., Minnesota LOC), 3.140%, 2/2/2006           2,100,000
 18,000,000           Seaway Port Authority of Duluth, MN (Series of
                      2000), Weekly VRDNs (St. Lawrence Cement
                      Inc.)/(Wachovia Bank N.A. LOC), 3.080%, 2/2/2006             18,000,000
 5,145,000            Shakopee, MN Hospital Finance Authority Weekly
                      VRDNs (St. Francis Regional Medical Center)/(Wells
                      Fargo Bank, N.A., Minnesota LOC), 3.020%, 2/2/2006           5,145,000
 13,000,000           Southern Minnesota Municipal Power Agency, 3.14%
                      CP, Mandatory Tender 2/8/2006                                13,000,000
 2,455,000      3     Southern Minnesota Municipal Power Agency, PUTTERs
                      (Series 303), Weekly VRDNs (AMBAC INS)/(J.P.
                      Morgan Chase & Co. LIQ), 3.060%, 2/2/2006                    2,455,000
 13,445,000     3     Southern Minnesota Municipal Power Agency, ROCs
                      (Series 189 II), Weekly VRDNs (AMBAC
                      INS)/(Citibank NA, New York LIQ), 3.060%, 2/2/2006           13,445,000
 7,000,000            St. Anthony, MN (Series  2004A), Weekly VRDNs
                      (Landings at Silver Lake Village)/(LaSalle Bank,
                      N.A. LOC), 3.120%, 2/3/2006                                  7,000,000
 2,495,000            St. Joseph, MN, Vicwest (Series 2002), Weekly
                      VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A.
                      LOC), 3.270%, 2/7/2006                                       2,495,000
 4,690,000            St. Louis County, MN Independent School District
                      No. 2142 (Series 2005A), 4.25% TRANs (Minnesota
                      State GTD), 9/30/2006                                        4,718,637
 6,260,000            St. Louis Park, MN (Series 2002A), Weekly VRDNs
                      (West Suburban Partners VII LP)/
                      (LaSalle Bank, N.A. LOC), 3.150%, 2/3/2006                   6,260,000
 1,300,000            St. Louis Park, MN (Series 2003), Weekly VRDNs
                      (Westwind Apartments)/(FNMA LOC), 3.040%, 2/2/2006           1,300,000
 2,740,000            St. Michael, MN (Series 1999), Weekly VRDNs
                      (TC/American Monorail, Inc.)/(Wells Fargo Bank,
                      N.A., Minnesota LOC), 3.140%, 2/2/2006                       2,740,000
 5,000,000            St. Paul and Ramsey County, MN Housing and
                      Redevelopment Authority (Series 2002A), Weekly
                      VRDNs (St. Paul Leased Housing Associates
                      I)/(LaSalle Bank, N.A. LOC), 3.120%, 2/3/2006                5,000,000
 2,900,000            St. Paul, MN Housing & Redevelopment Authority
                      Weekly VRDNs (District Cooling St Paul,
                      Inc.)/(Dexia Credit Local LOC), 3.090%, 2/1/2006             2,900,000
 1,800,000            St. Paul, MN Housing & Redevelopment Authority
                      (1995 Series I), Weekly VRDNs (District Cooling St
                      Paul, Inc.)/(Dexia Credit Local LOC), 3.090%,
                      2/1/2006                                                     1,800,000
 3,000,000            St. Paul, MN Housing & Redevelopment Authority
                      (Series 2005C), Weekly VRDNs (University Carleton
                      Development LP)/(LaSalle Bank, N.A. LOC), 3.110%,
                      2/3/2006                                                     3,000,000
 3,000,000            St. Paul, MN Port Authority (2003-13-Series T),
                      Weekly VRDNs (District Cooling St Paul,
                      Inc.)/(Dexia Credit Local LOC), 3.090%, 2/1/2006             3,000,000
 4,100,000            St. Paul, MN Port Authority (Series 1991), Weekly
                      VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC),
                      3.090%, 2/1/2006                                             4,100,000
 1,200,000            St. Paul, MN Port Authority (Series 1998A), Weekly
                      VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank,
                      Milwaukee LOC), 3.390%, 2/2/2006                             1,200,000
 2,250,000            St. Paul, MN Port Authority, District Heating
                      Revenue Bonds (Series 2003-4 H), Weekly VRDNs
                      (Dexia Credit Local LOC), 3.040%, 2/1/2006                   2,250,000
 2,500,000            St. Paul, MN Port Authority, Variable Rate Demand
                      IDRB's (Series 1998A), Weekly VRDNs (National
                      Checking Co.)/(U.S. Bank, N.A. LOC), 3.340%,
                      2/2/2006                                                     2,500,000
  880,000             Stillwater, MN (Series 2002A), Weekly VRDNs (Curve
                      Crest Villa)/(LaSalle Bank, N.A. LOC), 3.150%,
                      2/3/2006                                                      880,000
 2,065,000            Waite Park, MN (Series 2000), Weekly VRDNs (Ben's
                      Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC),
                      3.240%, 2/2/2006                                             2,065,000
  900,000             Wells, MN, 3.35% TOBs (Stokely, Inc.)/(Wachovia
                      Bank N.A. LOC), Optional Tender 6/1/2006                      900,000
 1,915,000            Winnebago, MN (Series 1999), Weekly VRDNs (Dixie
                      Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC),
                      3.350%, 2/1/2006                                             1,915,000
                      Total                                                       434,765,613
                      Puerto Rico--1.1%
 4,995,000      3     Puerto Rico Highway and Transportation Authority
                      (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                      Guaranty NA INS) and Dexia Credit Local LIQs),
                      Optional Tender 10/12/2006                                   4,995,000
                          TOTAL MUNICIPAL
                          INVESTMENTS---99.5%
                          (AT AMORTIZED COST)(4)                                  439,760,613
                          OTHER ASSETS AND LIABILITIES---NET--0.5%                  2,024,385
                          TOTAL NET ASSETS---100%                              $  441,784,998

===========================================================================================

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.7% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier        Second Tier

100%         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $175,560,000 which represents 39.7% of total net assets.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes

NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


     Principal
       Amount                                                                                                 Value
                        Short-Term Municipals--99.7%1,2
                        North Carolina--93.6%
 $   20,819,000     3   ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/(Series
                        1998-23) Weekly VRDNs (Mission Health, Inc.)/(MBIA Insurance Corp.
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.040%, 2/2/2006                    $      20,819,000
     4,070,000          Alexander County, NC Industrial Facilities & PCFA, (Series 1997)
                        Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 3.180%,
                        2/3/2006                                                                            4,070,000
     2,145,000          Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly
                        VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.140%,
                        2/2/2006                                                                            2,145,000
     4,000,000          Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly
                        VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 3.130%,
                        2/2/2006                                                                            4,000,000
     2,900,000          Chatham, NC Industrial Facilities & Pollution Control Funding
                        Authority, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington
                        Trust Co. LOC), 3.280%, 2/2/2006                                                    2,900,000
     1,365,000          Cleveland County, NC Industrial Facilities and PCFA, (Series 1990)
                        Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC),
                        3.650%, 2/1/2006                                                                    1,365,000
      550,000           Cleveland County, NC Industrial Facilities and PCFA, PCRBs (Series
                        1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America
                        N.A. LOC), 3.180%, 2/2/2006                                                          550,000
     3,010,000          Gaston County, NC Industrial Facilities and PCFA, (Series 1997) Weekly
                        VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 3.140%,
                        2/2/2006                                                                            3,010,000
     2,260,000          Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly
                        VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 3.140%, 2/2/2006                             2,260,000
     4,750,000          Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau
                        Airmold Project)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.140%,
                        2/2/2006                                                                            4,750,000
     5,245,000          Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily
                        VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 3.090%, 2/1/2006                5,245,000
     18,500,000         Hertford County, NC Industrial Facilities & PCFA, (Series 2000A)
                        Weekly VRDNs (Nucor Corp.), 3.120%, 2/1/2006                                       18,500,000
     4,000,000          Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly
                        VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 3.070%, 2/1/2006                 4,000,000
     1,000,000          McDowell County, NC Industrial Facilities and PCFA, (Series 2002)
                        Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC), 3.050%, 2/2/2006                                                1,000,000
     4,800,000          Mecklenberg County, NC Industrial Facilities & PCFA Industrial
                        Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(J.P.
                        Morgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006                                      4,800,000
      850,000           Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater
                        Charlotte)/
                        (Wachovia Bank N.A. LOC), 3.020%, 2/2/2006                                           850,000
      500,000           Montgomery County, NC Industrial Facilities and PCFA, (Series 2000)
                        Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.130%,
                        2/1/2006                                                                             500,000
     1,050,000          New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson,
                        Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.220%, 2/2/2006             1,050,000
     2,915,000          North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly
                        VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.060%, 2/2/2006                   2,915,000
     2,500,000          North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly
                        VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.070%,
                        2/1/2006                                                                            2,500,000
     8,400,000          North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly
                        VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.020%, 2/2/2006                  8,400,000
     11,100,000         North Carolina Capital Facilities Finance Agency, (Series 2004) Daily
                        VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.130%, 2/1/2006              11,100,000
     1,450,000          North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly
                        VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem
                        LOC), 3.050%, 2/2/2006                                                              1,450,000
     2,300,000          North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly
                        VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC), 3.050%, 2/2/2006                                                2,300,000
     1,000,000          North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly
                        VRDNs (High Point University)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC), 3.050%, 2/2/2006                                                1,000,000
     1,000,000          North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly
                        VRDNs (Salem Academy and College)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC), 3.050%, 2/2/2006                                                1,000,000
     4,070,000      3   North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs
                        (FGIC INS)/(BNP Paribas SA LIQ), 3.060%, 2/2/2006                                   4,070,000
     4,995,000      3   North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs
                        (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                        3.090%, 2/2/2006                                                                    4,995,000
     4,347,000      3   North Carolina Eastern Municipal Power Agency, (Series 2004-955D)
                        Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006                     4,347,000
     2,545,000      3   North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001
                        A75) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A.
                        LIQ), 3.060%, 2/1/2006                                                              2,545,000
     7,950,000      3   North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000
                        A41), 3.35% TOBs (United States Treasury COL)/(Wachovia Bank N.A.
                        LIQ), Optional Tender 11/9/2006                                                     7,950,000
     5,220,000      3    North Carolina Eastern Municipal Power Agency, MERLOTS (Series
                        2002-A22) Weekly VRDNs (Wachovia Bank N.A. LIQ)/( Callable 1/1/22 @
                        100), 3.060%, 2/1/2006                                                              5,220,000
     2,500,000          North Carolina Education Assistance Authority, Student Loan Revenue
                        Bonds (Series 2005A-3) Weekly VRDNs (AMBAC INS)/(Bank of America N.A.
                        LIQ), 3.070%, 2/2/2006                                                              2,500,000
      580,000           North Carolina Educational Facilities Finance Agency, (Series 1999)
                        Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC),
                        3.030%, 2/2/2006                                                                     580,000
     2,250,000          North Carolina Educational Facilities Finance Agency, (Series 2000)
                        Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC),
                        3.080%, 2/2/2006                                                                    2,250,000
     3,020,000      3   North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA
                        INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006                         3,020,000
     3,000,000          North Carolina HFA, Home Ownership Revenue Bonds (Series 22-B), 3.20%
                        TOBs, Mandatory Tender 11/1/2006                                                    3,000,000
     4,830,000      3   North Carolina HFA, MERLOTS (Series 2002-A39), 3.42% TOBs (AMBAC
                        INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007                            4,830,000
     4,650,000      3   North Carolina HFA, PUTTERs (Series 1212) Weekly VRDNs (J.P. Morgan
                        Chase & Co. LIQ), 3.090%, 2/2/2006                                                  4,650,000
     4,505,000          North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs
                        (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC),
                        3.100%, 2/2/2006                                                                    4,505,000
     3,665,000          North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs
                        (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC), 3.140%, 2/1/2006                                                3,665,000
     1,570,000          North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs
                        (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem
                        LOC), 3.050%, 2/2/2006                                                              1,570,000
     1,000,000          North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs
                        (Moses H. Cone Memorial), 3.010%, 2/2/2006                                          1,000,000
     3,585,000          North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs
                        (Moses H. Cone Memorial), 3.010%, 2/2/2006                                          3,585,000
     3,500,000      3   North Carolina Medical Care Commission, ROCs (Series 296) Weekly VRDNs
                        (Rowan Regional Medical Center)/(FSA INS)/(Citibank NA, New York LIQ),
                        3.060%, 2/2/2006                                                                    3,500,000
     10,165,000     3   North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000
                        A42), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                        Optional Tender 11/9/2006                                                          10,165,000
     2,905,000      3   North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341)
                        Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%,
                        2/2/2006                                                                            2,905,000
     2,165,000      3   North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.060%,
                        2/2/2006                                                                            2,165,000
     5,400,000      3   North Carolina State, PT-2115 Weekly VRDNs (Merrill Lynch & Co., Inc.
                        LIQ), 3.060%, 2/2/2006                                                              5,400,000
     10,450,000     3   North Carolina State, Saratoga Trust (Series 2005-22) Weekly VRDNs
                        (Caisse des Depots et Consignations (CDC), Paris LIQ), 3.060%, 2/2/2006            10,450,000
      900,000           Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International
                        Maintenance Corp.)/(Citibank NA, New York LOC), 3.300%, 2/2/2006                     900,000
     6,420,000      3   Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC
                        INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.100%, 2/2/2006                     6,420,000
     2,100,000          Randolph County, NC Industrial Facilities and PCFA, (Series 1996)
                        Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC),
                        3.130%, 2/2/2006                                                                    2,100,000
     4,500,000          Richmond County, NC Industrial Facilities & Pollution Control, (Series
                        2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust
                        Co., Baltimore LOC), 3.060%, 2/3/2006                                               4,500,000
     1,280,000          Robeson County, NC Industrial Facilities and PCFA, (Series 1999)
                        Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank, N.A. LOC),
                        3.150%, 2/2/2006                                                                    1,280,000
      200,000           Rockingham County, NC Industrial Facilities and PCFA, (Series 1997)
                        Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC), 3.080%,
                        2/2/2006                                                                             200,000
     5,723,000          Rocky Point - Topsail Water & Sewer District, NC, 3.50% BANs, 3/29/2006             5,727,401
      125,000           Sampson County, NC Industrial Facilities and PCFA, (Series 1997)
                        Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC),
                        3.180%, 2/2/2006                                                                     125,000
     3,581,000          Warren County, NC Water and Sewer District III, 3.50% BANs, 3/15/2006               3,584,036
     4,100,000          Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec,
                        Inc.)/(Bank of Nova Scotia, Toronto LOC), 3.220%, 2/2/2006                          4,100,000
                        Total                                                                              240,282,437
                        Puerto Rico--6.1%
      720,000       3   Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA
                        COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 2/1/2006                          720,000
     9,995,000      3   Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15%
                        TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit
                        Local LIQs), Optional Tender 10/12/2006                                             9,995,000
     5,085,000      3   Puerto Rico Highway and Transportation Authority, Floater Certificates
                        2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006              5,085,000
                                                 TOTAL                                                     15,800,000
                                   TOTAL MUNICIPAL INVESTMENTS--99.7%
                        ===================================================
                                        (AT AMORTIZED COST)(4)                                            256,082,437
                               OTHER ASSETS AND LIABILITIES - NET -0.3%                                       727,970
                                        TOTAL NET ASSETS -100%                                          $ 256,810,407

==============================================================================
       Securities that are subject to the federal alternative minimum tax
(AMT) represent 42.4% of the portfolio as calculated based upon total portfolio market value.
1      The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An
NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1, or
SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
F-1+, F-1, or F-2 by Fitch Ratings,  are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as
Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a
First or Second Tier security.
       At January 31, 2006, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value
       First Tier        Second Tier
       100.0%   0.0%
2      Current rate and next reset date shown for Variable Rate Demand Notes.
3      Denotes a restricted security, including securities purchased under
Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At January 31, 2006, these securities amounted to $119,251,000 which represents 46.4% of total net assets.
4      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.
Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCA         --Pollution Control Authority
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
PCRBs       --Pollution Control Revenue Bonds
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes

NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

   Principal
     Amount                                                                         Value
                     Short-Term Municipals --103.2%1,2
                     New Jersey--103.2%
 $ 6,660,000    3    ABN AMRO MuniTOPS Certificates Trust (New York and
                     New Jersey Non-AMT)/(Series 2000-19) Weekly VRDNs
                     (Port Authority of New York and New Jersey)/(MBIA
                     Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                     LIQ), 3.050%, 2/2/2006                                 $     6,660,000
   1,724,500         Absecon, NJ, 4.00% BANs, 5/11/2006                           1,729,037
   1,991,675         Allentown, NJ, 4.00% BANs, 2/17/2006                         1,992,521
   1,000,000         Atlantic Highlands, NJ Board of Education, 4.00%
                     BANs, 5/11/2006                                              1,002,631
   3,510,000         Barrington, NJ, 4.50% BANs, 1/25/2007                        3,543,935
   4,900,000    3    Camden County, NJ Improvement Authority, (Series
                     1996) Weekly VRDNs (Parkview Redevelopment Housing
                     Project)/(General Electric Capital Corp. LOC),
                     3.060%, 2/1/2006                                             4,900,000
   5,000,000         Carteret, NJ, 3.25% BANs, 2/16/2006                          5,001,664
   2,642,000         Clementon, NJ Board of Education, 4.25% BANs,
                     9/6/2006                                                     2,645,544
   2,500,000         Clifton, NJ, 4.00% BANs, 8/24/2006                           2,512,596
   3,253,000         Cranbury Township, NJ, 3.50% BANs, 3/17/2006                 3,255,610
   9,900,000    3    Delaware River Port Authority, MERLOTS (Series
                     2000 B4) Weekly VRDNs (FGIC INS)/
                     (Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006                   9,900,000
   7,935,000    3    Delaware River and Bay Authority, MERLOTS (Series
                     2000 B8) Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                     N.A. LIQ), 3.050%, 2/1/2006                                  7,935,000
   3,000,000         Hoboken, NJ, 4.00% BANs, 9/15/2006                           3,007,256
   3,600,000         Island Heights, NJ, 4.25% BANs, 9/8/2006                     3,621,535
   4,135,000         Jersey City, NJ Redevelopment Agency, Dixon Mill
                     Apartments (Series 2000A) Weekly VRDNs (Dixon
                     Mills Associates)/(FNMA LOC), 3.030%, 2/1/2006               4,135,000
   1,964,961         Manasquan, NJ, 4.00% BANs, 2/2/2007                          1,976,318
   2,750,000         Manchester Township, NJ, 3.75% BANs, 3/23/2006               2,753,365
   1,500,000         Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold
                     Co.)/(Wachovia Bank N.A. LOC), 3.090%, 2/2/2006              1,500,000
   7,038,750         Neptune Township, NJ, 3.75% BANs, 2/1/2006                   7,038,750
   1,490,000         New Jersey EDA Daily VRDNs (Jewish Community
                     Center of Middlesex County)/(Commerce Bank N.A.,
                     Cherry Hill, NJ LOC), 3.070%, 2/3/2006                       1,490,000
   1,640,000         New Jersey EDA Daily VRDNs (Maroukian Realty
                     LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC),
                     3.170%, 2/3/2006                                             1,640,000
   3,525,000         New Jersey EDA Weekly VRDNs (Baptist Home Society
                     of New Jersey)/(Valley National Bank, Passaic, NJ
                     LOC), 3.230%, 2/2/2006                                       3,525,000
   4,178,000         New Jersey EDA Weekly VRDNs (Meridan Health
                     Care)/(Manufacturers & Traders Trust Co., Buffalo,
                     NY LOC), 3.110%, 2/1/2006                                    4,178,000
   1,230,000         New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk
                     Alloy Wire, Inc. and Affiliates)/
                     (Wachovia Bank N.A. LOC), 3.140%, 2/2/2006                   1,230,000
    570,000          New Jersey EDA, (Series 1992D-1) Weekly VRDNs
                     (Danlin Corp.)/(BNP Paribas SA LOC), 3.120%,
                     2/2/2006                                                      570,000
   2,625,000         New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent
                     Place School)/(BNP Paribas SA LOC), 3.020%,
                     2/2/2006                                                     2,625,000
   3,500,000         New Jersey EDA, (Series 1997) Weekly VRDNs
                     (Phoenix Realty Partners)/(Wachovia Bank N.A.
                     LOC), 3.090%, 2/1/2006                                       3,500,000
    900,000          New Jersey EDA, (Series 1997) Weekly VRDNs (UJA
                     Federation of Bergan County and North Hudson,
                     Inc.)/(Bank of New York LOC), 3.070%, 2/7/2006                900,000
   3,700,000         New Jersey EDA, (Series 1998) Daily VRDNs (Mount
                     Olive Industrial Realty Co. LLC)/(Bank of New York
                     LOC), 3.080%, 2/1/2006                                       3,700,000
    945,000          New Jersey EDA, (Series 1998) Weekly VRDNs
                     (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank,
                     N.A. LOC), 3.130%, 2/2/2006                                   945,000
   1,570,000         New Jersey EDA, (Series 1998) Weekly VRDNs (Job
                     Haines Home)/(PNC Bank, N.A. LOC), 3.000%, 2/1/2006          1,570,000
   8,490,000         New Jersey EDA, (Series 1998A) Weekly VRDNs
                     (Jewish Home at Rockleigh)/(Allied Irish Banks PLC
                     LOC), 3.030%, 2/3/2006                                       8,490,000
   1,100,000         New Jersey EDA, (Series 1998B) Weekly VRDNs
                     (Jewish Home at Rockleigh)/(Allied Irish Banks PLC
                     LOC), 3.030%, 2/3/2006                                       1,100,000
   4,130,000         New Jersey EDA, (Series 1999) Daily VRDNs (VOADV
                     Property, Inc.)/(Commerce Bank N.A., Cherry Hill,
                     NJ LOC), 3.070%, 2/3/2006                                    4,130,000
   1,285,000         New Jersey EDA, (Series 1999) Weekly VRDNs
                     (Richmond Industries, Inc. and Richmond Realty
                     LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC),
                     3.170%, 2/3/2006                                             1,285,000
   2,600,000         New Jersey EDA, (Series 2001) Weekly VRDNs (Ocean
                     Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC),
                     3.040%, 2/2/2006                                             2,600,000
   7,100,000         New Jersey EDA, (Series 2001) Weekly VRDNs
                     (Republic Services, Inc.)/(Bank of America N.A.
                     LOC), 3.040%, 2/1/2006                                       7,100,000
   1,600,000         New Jersey EDA, (Series 2001) Weekly VRDNs (Temple
                     Emanuel of the Pascack Valley)/(PNC Bank, N.A.
                     LOC), 3.060%, 2/3/2006                                       1,600,000
   2,935,000         New Jersey EDA, (Series 2001) Weekly VRDNs
                     (Village School for Children, Inc.)/(Valley
                     National Bank, Passaic, NJ LOC), 3.070%, 2/2/2006            2,935,000
   4,700,000         New Jersey EDA, (Series 2003) Weekly VRDNs (Port
                     Newart Container Terminal LLC)/
                     (Citibank NA, New York LOC), 3.080%, 2/1/2006                4,700,000
   5,000,000         New Jersey EDA, (Series 2005) Weekly VRDNs
                     (Princeton Day School, Inc.)/(Bank of New York
                     LOC), 3.020%, 2/1/2006                                       5,000,000
    540,000          New Jersey EDA, (Series A) Weekly VRDNs (325
                     Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank
                     of New York LOC), 3.150%, 2/2/2006                            540,000
   2,800,000         New Jersey EDA, Lion's Gate (Series 2005C) Weekly
                     VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of
                     Pennsylvania LOC), 3.010%, 2/1/2006                          2,800,000
   12,295,000   3    New Jersey EDA, PUTTERs (Series 689) Weekly VRDNs
                     (New Jersey-American Water Co., Inc.)/(AMBAC
                     INS)/(J.P. Morgan Chase & Co. LIQ), 3.090%,
                     2/2/2006                                                     12,295,000
   2,665,000    3    New Jersey EDA, School Facilities Construction
                     MACON (Series 2006B) Weekly VRDNs (FSA INS)/(Bank
                     of America N.A. LIQ), 3.050%, 2/2/2006                       2,665,000
   3,035,000    3    New Jersey EDA, School Facilities Construction
                     Macon Trust (Series 2005H) Weekly VRDNs (FGIC
                     INS)/(Bank of America N.A. LIQ), 3.050%, 2/2/2006            3,035,000
   3,800,000         New Jersey EDA, Winchester Gardens at Ward
                     Homestead (Series 2004) Weekly VRDNs (Marcus L.
                     Ward Home)/(Valley National Bank, Passaic, NJ
                     LOC), 3.040%, 2/2/2006                                       3,800,000
   6,200,000    3    New Jersey Environmental Infrastructure Trust,
                     (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan
                     Chase & Co. LIQ), 3.050%, 2/1/2006                           6,200,000
   7,150,000         New Jersey Health Care Facilities Financing
                     Authority, (Series 2004A-1) Weekly VRDNs (Bayshore
                     Community Hospital, NJ)/(Commerce Bank N.A.,
                     Cherry Hill, NJ LOC), 3.020%, 2/2/2006                       7,150,000
   7,660,000         New Jersey Health Care Facilities Financing
                     Authority, (Series 2005) Daily VRDNs (Recovery
                     Management Systems, Inc.)/(Commerce Bank N.A.,
                     Cherry Hill, NJ LOC), 3.020%, 2/2/2006                       7,660,000
   6,600,000         New Jersey Health Care Facilities Financing
                     Authority, (Series A-2) Weekly VRDNs (Christian
                     Health Care Center)/(Valley National Bank,
                     Passaic, NJ LOC), 3.030%, 2/2/2006                           6,600,000
   8,085,000    3    New Jersey Health Care Facilities Financing
                     Authority, Floater Certificates (Series 2001-833)
                     Weekly VRDNs (Hunterdon Medical Center)/(AMBAC
                     INS)/(Morgan Stanley LIQ), 3.040%, 2/2/2006                  8,085,000
   5,185,000    3    New Jersey Health Care Facilities Financing
                     Authority, MERLOTS (Series 2001-A100) Weekly VRDNs
                     (Jersey City Medical Center)/(AMBAC INS)/(Wachovia
                     Bank N.A. LIQ), 3.060%, 2/1/2006                             5,185,000
   5,800,000    3    New Jersey Health Care Facilities Financing
                     Authority, PUTTERs (Series 1063) Weekly VRDNs (New
                     Jersey Department of Human Services)/(AMBAC
                     INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.060%,
                     2/2/2006                                                     5,800,000
   12,105,000   3    New Jersey Health Care Facilities Financing
                     Authority, Roaring Forks (Series 2005-20) Weekly
                     VRDNs (New Jersey Department of Human
                     Services)/(AMBAC INS)/(Bank of New York LIQ),
                     3.060%, 2/2/2006                                             12,105,000
   1,065,000    3    New Jersey Housing & Mortgage Financing Authority,
                     MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA
                     Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                     3.100%, 2/1/2006                                             1,065,000
   2,900,000         New Jersey State Educational Facilities Authority,
                     (2000 Series D) Weekly VRDNs (Institute for
                     Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A.
                     LIQ), 3.050%, 2/2/2006                                       2,900,000
   3,935,000         New Jersey State Educational Facilities Authority,
                     (2003 Series A) Daily VRDNs (Centenary
                     College)/(Commerce Bank N.A., Cherry Hill, NJ
                     LOC), 3.020%, 2/2/2006                                       3,935,000
   1,330,000    3    New Jersey State Transportation Trust Fund
                     Authority, Floater Certificates (Series 1998-54)
                     Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),
                     3.040%, 2/2/2006                                             1,330,000
   9,330,000    3    New Jersey State Transportation Trust Fund
                     Authority, PUTTERs (Series 241) Weekly VRDNs (FSA
                     INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%,
                     2/2/2006                                                     9,330,000
   30,495,000   3    New Jersey State Transportation Trust Fund
                     Authority, PUTTERs (Series 823) Weekly VRDNs
                     (United States Treasury COL)/(MBIA Insurance Corp.
                     INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.060%,
                     2/2/2006                                                     30,495,000
   4,635,000    3    New Jersey State, MACON Trust (Series 2004F)
                     Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ),
                     3.050%, 2/2/2006                                             4,635,000
   1,000,000         New Jersey Turnpike Authority, (Series 2003C-1)
                     Weekly VRDNs (FSA INS)/(WestLB AG (GTD) LIQ),
                     3.000%, 2/1/2006                                             1,000,000
    900,000          New Jersey Turnpike Authority, (Series 2003C-3)
                     Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ),
                     3.000%, 2/1/2006                                              900,000
   14,995,000   3    New Jersey Turnpike Authority, PA-824R Weekly
                     VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch &
                     Co., Inc. LIQ), 3.050%, 2/2/2006                             14,995,000
   15,800,000   3    Newark, NJ Housing Authority, PT-1590 Weekly VRDNs
                     (Georgie King Village Apartments)/(Merrill Lynch &
                     Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                     3.150%, 2/2/2006                                             15,800,000
   2,000,000         Perth Amboy, NJ, 3.375% BANs, 3/10/2006                      2,001,132
   3,000,000         Point Pleasant, NJ, 4.25% BANs, 1/31/2007                    3,024,660
   10,000,000        Port Authority of New York and New Jersey, (Series
                     1991-4/5) Weekly VRDNs, 3.318%, 2/7/2006                     10,000,000
   2,265,000    3    Port Authority of New York and New Jersey, MERLOTS
                     (Series 2000 B5) Weekly VRDNs (JFK International
                     Air Terminal LLC)/(MBIA Insurance Corp.
                     INS)/(Wachovia Bank N.A. LIQ), 3.100%, 2/1/2006              2,265,000
   2,100,000    3    Port Authority of New York and New Jersey, PUTTERs
                     (Series 153) Weekly VRDNs (FGIC INS)/(JPMorgan
                     Chase Bank, N.A. LIQ), 3.090%, 2/2/2006                      2,100,000
   1,052,000         Riverton, NJ, 4.00% BANs, 7/14/2006                          1,056,787
   7,000,000         Saddle Brook Township, NJ, 3.75% BANs, 3/15/2006             7,003,780
    500,000          Salem County, NJ Improvement Authority, (Series
                     2004) Weekly VRDNs (Friends Home At Woodstown,
                     Inc.)/(Bank of America N.A. LOC), 2.990%, 2/2/2006            500,000
   4,498,500         Scotch Plains Township, NJ, 4.00% BANs, 5/26/2006            4,513,519
   2,300,000         Seaside Heights Borough, NJ, 4.50% BANs, 12/7/2006           2,318,236
   1,320,320         Somerdale Borough, NJ, 4.00% BANs, 4/11/2006                 1,322,743
   2,245,000         South Amboy, NJ, 4.00% BANs, 8/2/2006                        2,254,766
   1,500,000         Stone Harbor, NJ, 4.00% BANs, 3/17/2006                      1,501,283
   2,020,000         Tinton Falls, NJ, 4.00% BANs, 9/20/2006                      2,031,153
   3,000,000         Trenton, NJ, 4.50% BANs, 12/15/2006                          3,026,680
   2,512,840         Tuckerton, NJ, 3.75% BANs, 6/23/2006                         2,521,394
   3,191,000         Union Beach, NJ, 4.00% BANs, 7/13/2006                       3,205,443
   6,943,500         Union City, NJ, 4.00% BANs, 5/17/2006                        6,962,875
   2,000,000         Washington Borough, NJ, 4.375% BANs, 12/1/2006               2,014,029
    829,520          Wenonah, NJ, 3.75% BANs, 3/31/2006                            830,547
   1,661,454         West Deptford Township, NJ, 4.50% BANs, 9/22/2006            1,671,768
   2,000,000         West Long Branch, NJ, 3.25% BANs, 2/8/2006                   2,000,318
   5,100,000         Wildwood Crest, NJ, 4.00% BANs, 5/18/2006                    5,114,367
   3,257,100         Willingboro Township, NJ, 4.00% BANs, 8/4/2006               3,271,418
                         TOTAL                                                   382,740,660
                         TOTAL MUNICIPAL INVESTMENTS -  103.2%
                     ---------------------------------------------------
                         (AT AMORTIZED COST)(4)                                  382,740,660
                         OTHER ASSETS AND LIABILITIES - (3.2)%                   (11,717,640)
                         TOTAL NET ASSETS - 100%                            $    371,023,020


===========================================================================================
Securities  that are  subject  to the  federal  alternative  minimum  tax  (AMT)
represent 18.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The
Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value
      First Tier        Second Tier
      97.0%    3.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $166,780,000 which represents 45.0% of total net assets.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCFA        --Pollution Control Finance Authority
PUTTERs     --Puttable Tax-Exempt Receipts
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes







NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Principal
       Amount                                                                           Value
                        Short-Term Municipals--99.6%1,2
                        New York--99.3%
 $    2,090,000         Albany, NY IDA, (Series 2001D: Empire Commons
                        South) Weekly VRDNs (University at Albany
                        Foundation Student Housing Corp.)/(AMBAC INS)/(Key
                        Bank, N.A. LIQ), 3.010%, 2/2/2006                        $    2,090,000
      3,400,000         Albany, NY IDA, (Series 2001A: Empire Commons
                        East) Weekly VRDNs (University at Albany
                        Foundation Student Housing Corp.)/(AMBAC INS)/(Key
                        Bank, N.A. LIQ), 3.010%, 2/2/2006                             3,400,000
      1,120,000         Albany, NY IDA, (Series 2003A) Weekly VRDNs (South
                        Mall Towers Albany LP)/(FNMA LOC), 3.050%, 2/2/2006           1,120,000
      2,200,000         Bayport-Bluepoint, NY Union Free School District,
                        4.00% TANs, 6/30/2006                                         2,209,245
     11,100,000         Bethlehem, NY IDA, (Series 2003A) Weekly VRDNs
                        (467 Delaware Avenue LLC)/(Federal Home Loan Bank
                        of New York LOC), 3.040%, 2/2/2006                            11,100,000
      9,500,000         Binghamton, NY City School District, 4.25% RANs,
                        1/19/2007                                                     9,572,576
      5,730,000     3   Buffalo, NY Fiscal Stability Authority, (PT-2999)
                        Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill
                        Lynch & Co., Inc. LIQ), 3.050%, 2/2/2006                      5,730,000
      4,236,155         Camden, NY Central School District, 3.75% BANs,
                        7/14/2006                                                     4,253,626
      6,284,000         Carthage, NY Central School District, 4.00% BANs,
                        6/16/2006                                                     6,301,308
      4,155,000         Cattaraugus County, NY IDA, (Series 1999A) Weekly
                        VRDNs (Gernatt Asphalt Products,
                        Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 3.170%, 2/2/2006                                     4,155,000
      2,860,000         Cayuga County, NY IDA, (Series 1998) Weekly VRDNs
                        (NFR Northeast, Inc.)/(Citizens Bank of
                        Pennsylvania LOC), 3.170%, 2/1/2006                           2,860,000
      5,600,000         Chautauqua County, NY IDA, The Carriage House
                        Companies (Series 1985) Weekly VRDNs (The Red Wing
                        Co., Inc.)/(Wachovia Bank N.A. LOC), 3.020%,
                        2/2/2006                                                      5,600,000
      8,750,000         Clinton County, NY IDA, (Series 2002A) Weekly
                        VRDNs (Champlain Valley Physicians Hospital
                        Medical Center)/(Radian Asset Assurance INS)/(Key
                        Bank, N.A. LIQ), 3.010%, 2/2/2006                             8,750,000
      9,965,350         Clinton County, NY, 3.75% BANs, 7/20/2006                     10,005,695
     51,130,000     3   Clipper Tax-Exempt Certificates Trust (New York
                        Non-AMT)/(Series 2005-23) Weekly VRDNs (FGIC, MBIA
                        Insurance Corp. INS) and State Street Bank and
                        Trust Co. LIQs), 3.050%, 2/2/2006                             51,130,000
      2,780,000         Cohoes, NY IDA, (Series 2003) Weekly VRDNs
                        (AHF-Columbia Crest LLC)/(Key Bank, N.A. LOC),
                        3.020%, 2/2/2006                                              2,780,000
       260,000          Colonie, NY IDA Weekly VRDNs (Herbert S.
                        Ellis)/(HSBC Bank USA LOC), 3.200%, 2/2/2006                   260,000
       220,000          Colonie, NY IDA, (Series 1988) Weekly VRDNs
                        (Specialty Retailers, Inc.)/(HSBC Bank USA LOC),
                        3.150%, 2/2/2006                                               220,000
      2,500,000         Corning, NY City School District, 3.75% BANs,
                        7/12/2006                                                     2,510,399
      6,855,000         Dutchess County, NY IDA, (Series 2002) Weekly
                        VRDNs (Trinity Pawling School Corp.)/
                        (Allied Irish Banks PLC LOC), 3.040%, 2/2/2006                6,855,000
      3,930,000         Dutchess County, NY IDA, (Series 2005) Weekly
                        VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key
                        Bank, N.A. LOC), 3.020%, 2/1/2006                             3,930,000
     14,000,000         Dutchess County, NY IDA, (Series 2005A) Weekly
                        VRDNs (Marist College)/(Bank of New York LOC),
                        3.000%, 2/2/2006                                              14,000,000
      7,100,000         East Rochester, NY Housing Authority, (Series
                        2001: Daniel's Creek at Baytowne) Weekly VRDNs
                        (Seabury Associates LP)/(HSBC Bank USA LOC),
                        3.040%, 2/2/2006                                              7,100,000
      5,000,000         Eastchester, NY United Free School District, 3.75%
                        TANs, 6/23/2006                                               5,019,115
      3,920,000         Edmeston, NY Central School District, 3.75% BANs,
                        6/30/2006                                                     3,934,786
      3,915,000         Erie County, NY IDA, (Series 2002: Civic Facility
                        Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key
                        Bank, N.A. LOC), 3.100%, 2/2/2006                             3,915,000
      3,980,000         Erie County, NY IDA, IDRB (Series 1994) Weekly
                        VRDNs (Servotronics, Inc. Project)/(Bank of
                        America N.A. LOC), 3.220%, 2/2/2006                           3,980,000
      6,500,000         Hampton Bays, NY Union Free School District, 3.75%
                        TANs, 6/22/2006                                               6,525,172
     10,525,000     3   Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly
                        VRDNs (FCD Lynbrook LLC)/
                        (Lehman Brothers Holdings, Inc. SWP), 3.150%,
                        2/1/2006                                                      10,525,000
      1,360,000         Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs
                        (Granny's Kitchen)/(Bank of New York LOC), 3.050%,
                        2/2/2006                                                      1,360,000
     10,830,090         Ithaca, NY, (Series 2006A), 4.25% BANs, 1/17/2007             10,926,567
      2,000,000         Johnstown, NY, 4.00% BANs, 10/5/2006                          2,012,415
      2,000,000         Kings Park, NY Central School District, 4.00%
                        TANs, 6/29/2006                                               2,008,702
     12,400,000         Lackawanna, NY City School District, 3.75% BANs,
                        6/16/2006                                                     12,442,377
      2,179,720         Liverpool, NY Central School District, 3.75% BANs,
                        7/7/2006                                                      2,188,781
     13,500,000         Liverpool, NY Central School District, 3.75% RANs,
                        7/7/2006                                                      13,556,121
     29,095,000     3   Long Island Power Authority, NY, (PA-522) Weekly
                        VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),
                        3.050%, 2/2/2006                                              29,095,000
     10,260,000         Madison County, NY IDA, (Series 1999A) Weekly
                        VRDNs (Cazenovia College)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 3.120%, 2/2/2006                 10,260,000
      3,400,000         Madison County, NY IDA, (Series A) Weekly VRDNs
                        (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.170%,
                        2/1/2006                                                      3,400,000
      6,750,000         Mattituck-Cutchogue, NY Union Free School
                        District, 3.75% TANs, 6/30/2006                               6,775,471
     29,980,000     3   Metropolitan Transportation Authority, NY,
                        (PT-2998) Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%,
                        2/2/2006                                                      29,980,000
     68,460,000         Metropolitan Transportation Authority, NY,
                        Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL
                        Capital Assurance Inc. INS)/(Citibank NA, New York
                        LIQ), 3.030%, 2/2/2006                                        68,460,000
      9,395,000     3   Metropolitan Transportation Authority, NY, MERLOTS
                        (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia
                        Bank N.A. LIQ), 3.050%, 2/1/2006                              9,395,000
      7,455,000     3   Metropolitan Transportation Authority, NY, MERLOTS
                        (Series 2002-A52) Weekly VRDNs (FGIC
                        INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006               7,455,000
      5,664,500     3   Metropolitan Transportation Authority, NY, Piper
                        Variable Certificates (Series 2002F) Weekly VRDNs
                        (AMBAC INS)/(Bank of New York LIQ), 3.050%,
                        2/2/2006                                                      5,664,500
      2,100,000         Monroe County, NY IDA, (Series 2000) Weekly VRDNs
                        (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC),
                        3.130%, 2/2/2006                                              2,100,000
      1,700,000         Monroe County, NY IDA, (Series 2004) Weekly VRDNs
                        (Al Sigl Center for Rehabilitation Agencies, Inc.
                        Civic Facility)/(Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.100%, 2/2/2006                       1,700,000
      9,455,000         Monroe County, NY IDA, (Series 2005) Weekly VRDNs
                        (Cherry Ridge Apartments, LLC)/
                        (HSBC Bank USA LOC), 3.050%, 2/2/2006                         9,455,000
      7,190,000         Monroe County, NY IDA, (Series 2005) Weekly VRDNs
                        (Cherry Ridge Independent Living, LLC)/(HSBC Bank
                        USA LOC), 3.050%, 2/2/2006                                    7,190,000
      6,750,000         Monroe County, NY IDA, (Series 2005) Weekly VRDNs
                        (Cherry Ridge Independent Living, LLC)/(HSBC Bank
                        USA LOC), 3.050%, 2/2/2006                                    6,750,000
     14,625,000         Monroe County, NY IDA, (Series 2005) Weekly VRDNs
                        (Glen at Cherry Ridge, LLC)/(HSBC Bank USA LOC),
                        3.050%, 2/2/2006                                              14,625,000
      4,800,000         Monroe County, NY IDA, (Series 2005) Weekly VRDNs
                        (YMCA of Greater Rochester)/
                        (Manufacturers & Traders Trust Co., Buffalo, NY
                        LOC), 3.070%, 2/2/2006                                        4,800,000
      4,700,000         Mount Sinai, NY Union Free School District, 4.00%
                        TANs, 6/23/2006                                               4,722,589
     26,495,000     3   Nassau County, NY IDA, (MT-010) Weekly VRDNs
                        (Bryant Landing at Roslyn LLC)/(Lloyds TSB Bank
                        PLC, London LIQ)/(Lloyds TSB Bank PLC, London
                        LOC), 3.120%, 2/2/2006                                        26,495,000
      8,230,000         Nassau County, NY IDA, (Series 2005) Weekly VRDNs
                        (North Shore Hebrew Academy High School)/(Comerica
                        Bank LOC), 3.050%, 2/2/2006                                   8,230,000
     72,700,000         New York City, NY Housing Development Corp.,
                        (Series 2003A: 2 Gold Street) Weekly VRDNs (2 Gold
                        LLC)/(Bank of America N.A. LOC), 3.030%, 2/1/2006             72,700,000
     43,000,000         New York City, NY Housing Development Corp.,
                        (Series 2004 A) Weekly VRDNs (West 61st Street
                        Associates LLC)/(HSBC Bank USA LOC), 3.050%,
                        2/1/2006                                                      43,000,000
     13,900,000         New York City, NY Housing Development Corp.,
                        (Series 2004A) Weekly VRDNs (B.C.R.E.-90 West
                        Street LLC)/(HSBC Bank USA LOC), 3.030%, 2/1/2006             13,900,000
     11,000,000         New York City, NY Housing Development Corp.,
                        (Series 2005A) Weekly VRDNs (155 West 21st Street,
                        LLC)/(Bank of New York LOC), 3.050%, 2/1/2006                 11,000,000
      5,800,000         New York City, NY Housing Development Corp.,
                        (Series 2005A: 15 East Clarke Place Apartments)
                        Weekly VRDNs (East Clarke Place Associates II
                        LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.040%,
                        2/1/2006                                                      5,800,000
      8,200,000     3   New York City, NY IDA, (MT-189) Weekly VRDNs
                        (Terminal One Group Association)/(Merrill Lynch &
                        Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                        3.080%, 2/2/2006                                              8,200,000
     10,000,000         New York City, NY IDA, (Series 1997) Weekly VRDNs
                        (Danzas AEI, Inc.)/(Citibank NA, New York LOC),
                        3.050%, 2/1/2006                                              10,000,000
     15,820,000         New York City, NY IDA, (Series 2000) Weekly VRDNs
                        (Jewish Board of Family and Children's Services,
                        Inc.)/(Allied Irish Banks PLC LOC), 3.010%,
                        2/1/2006                                                      15,820,000
     14,300,000         New York City, NY IDA, (Series 2000) Weekly VRDNs
                        (Jewish Community Center on the Upper West Side,
                        Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 3.050%, 2/2/2006                                     14,300,000
      4,700,000         New York City, NY IDA, (Series 2000) Weekly VRDNs
                        (National Center on Addiction and Substance Abuse
                        at Columbia University)/(JPMorgan Chase Bank, N.A.
                        LOC), 3.100%, 2/2/2006                                        4,700,000
      3,110,000         New York City, NY IDA, (Series 2001) Weekly VRDNs
                        (Federation of Protestant Welfare Agencies,
                        Inc.)/(Allied Irish Banks PLC LOC), 3.050%,
                        2/2/2006                                                      3,110,000
      1,255,000         New York City, NY IDA, (Series 2001) Weekly VRDNs
                        (Village Community School)/
                        (Manufacturers & Traders Trust Co., Buffalo, NY
                        LOC), 3.100%, 2/2/2006                                        1,255,000
      1,570,000         New York City, NY IDA, (Series 2002) Weekly VRDNs
                        (The Hewitt School)/(Allied Irish Banks PLC LOC),
                        3.050%, 2/2/2006                                              1,570,000
      6,000,000         New York City, NY IDA, (Series 2003) Weekly VRDNs
                        (Professional Children's School)/
                        (Wachovia Bank N.A. LOC), 3.020%, 2/2/2006                    6,000,000
      3,200,000         New York City, NY IDA, (Series 2004) Weekly VRDNs
                        (Allen-Stevenson School)/(Allied Irish Banks PLC
                        LOC), 3.050%, 2/2/2006                                        3,200,000
      2,625,000         New York City, NY IDA, (Series 2004) Weekly VRDNs
                        (Birch Wathen Lenox School)/(Allied Irish Banks
                        PLC LOC), 3.050%, 2/2/2006                                    2,625,000
      5,355,000         New York City, NY IDA, (Series 2004) Weekly VRDNs
                        (Seamen's Society for Children and
                        Families)/(Commerce Bank N.A., Cherry Hill, NJ
                        LOC), 3.040%, 2/2/2006                                        5,355,000
      3,770,000         New York City, NY IDA, (Series 2004) Weekly VRDNs
                        (Super-Tek Products, Inc.)/(Citibank NA, New York
                        LOC), 3.100%, 2/2/2006                                        3,770,000
      7,700,000         New York City, NY IDA, (Series 2004A) Weekly VRDNs
                        (Institute for Community Living, Inc.)/
                        (HSBC Bank USA LOC), 3.020%, 2/2/2006                         7,700,000
      2,495,000         New York City, NY IDA, (Series 2005) Weekly VRDNs
                        (French Institute-Alliance Francaise de New
                        York-Federation of French Alliances in the United
                        States)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.100%, 2/2/2006                            2,495,000
      4,170,000         New York City, NY IDA, (Series 2005A) Weekly VRDNs
                        (Ethical Culture Fieldston School)/(XL Capital
                        Assurance Inc. INS)/(Dexia Credit Local LIQ),
                        3.020%, 2/2/2006                                              4,170,000
      6,350,000         New York City, NY IDA, (Series 2001A) Weekly VRDNs
                        (Heart Share Human Services of New York)/(HSBC
                        Bank USA LOC), 3.010%, 2/1/2006                               6,350,000
      5,610,000         New York City, NY IDA, Civic Facility Revenue
                        Bonds (Series 2000) Weekly VRDNs (Columbia Grammar
                        & Preparatory School)/(Allied Irish Banks PLC
                        LOC), 3.050%, 2/2/2006                                        5,610,000
      3,600,000         New York City, NY IDA, IDRBs (Series 2003) Weekly
                        VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A.,
                        Cherry Hill, NJ LOC), 3.150%, 2/2/2006                        3,600,000
     87,000,000         New York City, NY IDA, Liberty Revenue Bonds
                        (Series 2004 A) Weekly VRDNs (One Bryant Park
                        LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of
                        America N.A. and Citibank NA, New York LOCs),
                        3.070%, 2/1/2006                                              87,000,000
     12,800,000         New York City, NY IDA, Liberty Revenue Bonds
                        (Series 2004 B) Daily VRDNs (One Bryant Park
                        LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of
                        America N.A. and Citibank NA, New York LOCs),
                        3.100%, 2/1/2006                                              12,800,000
     11,600,000         New York City, NY IDA, Liberty Revenue Bonds
                        (Series 2004) Weekly VRDNs (FC Hanson Office
                        Associates LLC)/(Lloyds TSB Bank PLC, London LOC),
                        3.000%, 2/2/2006                                              11,600,000
      6,600,000         New York City, NY Municipal Water Finance
                        Authority, (Fiscal 2006 Series AA-1) Daily VRDNs
                        (CALSTRS (California State Teachers' Retirement
                        System) and State Street Bank and Trust Co. LIQs),
                        3.070%, 2/1/2006                                              6,600,000
      3,240,000     3   New York City, NY Municipal Water Finance
                        Authority, (PA-523) Weekly VRDNs (FGIC
                        INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%,
                        2/2/2006                                                      3,240,000
      4,995,000     3   New York City, NY Municipal Water Finance
                        Authority, ROCs (Series 380) Weekly VRDNs (AMBAC
                        INS)/(Citibank NA, New York LIQ), 3.060%, 2/2/2006            4,995,000
     18,830,000     3   New York City, NY Municipal Water Finance
                        Authority, ROCs (Series 498) Weekly VRDNs
                        (Citibank NA, New York LIQ), 3.060%, 2/2/2006                 18,830,000
      9,880,000     3   New York City, NY Transitional Finance Authority,
                        (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank
                        N.A. LIQ), 3.050%, 2/1/2006                                   9,880,000
      1,490,000     3   New York City, NY Transitional Finance Authority,
                        MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                        3.050%, 2/1/2006                                              1,490,000
      4,975,000     3   New York City, NY Transitional Finance Authority,
                        Piper Certificates (Series 2002E) Weekly VRDNs
                        (Bank of New York LIQ), 3.050%, 2/2/2006                      4,975,000
     14,260,000     3   New York City, NY Transitional Finance Authority,
                        ROCs (Series 465) Weekly VRDNs (Citibank NA, New
                        York LIQ), 3.060%, 2/2/2006                                   14,260,000
     22,000,000         New York City, NY, (2006 Series H-1) Daily VRDNs
                        (Dexia Credit Local LOC), 3.040%, 2/1/2006                    22,000,000
      1,785,000     3   New York City, NY, (PT-2848) Weekly VRDNs (Dexia
                        Credit Local LIQ)/(Dexia Credit Local LOC),
                        3.080%, 2/2/2006                                              1,785,000
     18,960,000     3   New York City, NY, (ROCs Series 251) Weekly VRDNs
                        (Citigroup Global Markets Holdings, Inc.
                        GTD)/(Citigroup Global Markets Holdings, Inc.
                        LIQ), 3.090%, 2/2/2006                                        18,960,000
      8,500,000     3   New York Convention Center Development Corp.,
                        Solar Eclipse (Series 2006-0004) Weekly VRDNs
                        (AMBAC INS)/(U.S. Bank, N.A. LIQ), 3.040%, 2/2/2006           8,500,000
     18,750,000     3   New York Liberty Development Corp., AUSTIN (Series
                        2005Q) Weekly VRDNs (Goldman Sachs Group,
                        Inc.)/(Bank of America N.A. LIQ), 3.060%, 2/2/2006            18,750,000
      7,300,000         New York State Dormitory Authority, (Series 2005)
                        Weekly VRDNs (Mt. St. Mary College)/
                        (Radian Asset Assurance INS)/(Citizens Bank N.A.
                        LIQ), 3.070%, 2/2/2006                                        7,300,000
     20,240,000         New York State Dormitory Authority, (Series 2005)
                        Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan
                        Chase Bank, N.A. LOC), 3.010%, 2/2/2006                       20,240,000
      4,000,000         New York State Dormitory Authority, (Series 2005)
                        Weekly VRDNs (Pratt Institute)/(Radian Asset
                        Assurance INS)/(Bank of New York LIQ), 3.070%,
                        2/2/2006                                                      4,000,000
      7,500,000     3   New York State Dormitory Authority, MERLOTS
                        (Series 2000 X) Weekly VRDNs (Memorial
                        Sloan-Kettering Cancer Center)/(MBIA Insurance
                        Corp. INS)/(Wachovia Bank N.A. LIQ), 3.050%,
                        2/1/2006                                                      7,500,000
      1,975,000     3   New York State Dormitory Authority, MERLOTS
                        (Series 2001-A30) Weekly VRDNs (AMBAC
                        INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/1/2006               1,975,000
     12,355,000     3   New York State Dormitory Authority, MERLOTS
                        (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Bank of
                        New York LIQ), 3.050%, 2/1/2006                               12,355,000
      5,205,000     3   New York State Dormitory Authority, PT-75 Weekly
                        VRDNs (Ellis Hospital)/(MBIA Insurance Corp.
                        INS)/(Merrill Lynch & Co., Inc. LIQ), 3.050%,
                        2/2/2006                                                      5,205,000
     18,960,000     3   New York State Dormitory Authority, PUTTERs
                        (Series 1191) Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.060%,
                        2/2/2006                                                      18,960,000
      5,795,000     3   New York State Dormitory Authority, Variable Rate
                        Certificate (Series 2001-D) Weekly VRDNs (Mount
                        Sinai School of Medicine)/(MBIA Insurance Corp.
                        INS)/(Bank of America N.A. LIQ), 3.060%, 2/2/2006             5,795,000
     23,975,000     3   New York State Energy Research & Development
                        Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs
                        (Consolidated Edison Co.)/(Lehman Brothers
                        Holdings, Inc. SWP), 3.210%, 2/1/2006                         23,975,000
      1,600,000     3   New York State Environmental Facilities Corp.
                        State Clean Water and Drinking Water, Floater
                        Certificates (Series 2001-658) Weekly VRDNs
                        (Morgan Stanley LIQ), 3.050%, 2/2/2006                        1,600,000
      6,430,000     3   New York State Environmental Facilities Corp.
                        State Clean Water and Drinking Water, ROCS (Series
                        4001) Weekly VRDNs (Citigroup Global Markets
                        Holdings, Inc. LIQ), 3.060%, 2/2/2006                         6,430,000
      4,400,000         New York State HFA, (1999 Series A: 300 East 39th
                        Street) Weekly VRDNs (39th Street Associates
                        LLC)/(FNMA LOC), 3.040%, 2/1/2006                             4,400,000
     31,600,000         New York State HFA, (Series 2005A: 1 East 35th
                        Street Apartments) Weekly VRDNs (35th Street
                        Associates LP)/(Commerce Bank N.A., Cherry Hill,
                        NJ LOC), 3.050%, 2/1/2006                                     31,600,000
      9,500,000         New York State HFA, (Series 2005A: 250 West 93rd
                        Street) Weekly VRDNs (L&M 93rd Street LLC)/(Bank
                        of America N.A. LOC), 3.060%, 2/1/2006                        9,500,000
      3,500,000         New York State HFA, (Series 2005C) Weekly VRDNs
                        (New York State Personal Income Tax Revenue Bond
                        Fund)/(FGIC INS)/(Dexia Credit Local LIQ), 2.990%,
                        2/1/2006                                                      3,500,000
      9,000,000         New York State HFA, Service Contract Revenue Bonds
                        (2003 Series I) Weekly VRDNs (Landesbank
                        Hessen-Thueringen (GTD) LOC), 2.990%, 2/1/2006                9,000,000
     11,810,000     3   New York State Local Government Assistance Corp.,
                        Class A Certificates (Series 2002-203) Weekly
                        VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ),
                        3.020%, 2/1/2006                                              11,810,000
     16,495,000     3   New York State Mortgage Agency, (PA-422) Weekly
                        VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.070%,
                        2/2/2006                                                      16,495,000
     10,000,000     3   New York State Mortgage Agency, PA-406 Weekly
                        VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.070%,
                        2/2/2006                                                      10,000,000
     10,000,000     3   New York State Thruway Authority, (PA-532) Weekly
                        VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.050%,
                        2/2/2006                                                      10,000,000
      9,000,000         Newburgh, NY City School District, 3.25% RANs,
                        6/21/2006                                                     9,005,938
      3,210,000     3   Newburgh, NY IDA, (PT-2504) Weekly VRDNs
                        (Belvedere Housing LP)/(Merrill Lynch & Co., Inc.
                        LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%,
                        2/2/2006                                                      3,210,000
      3,500,000         Newburgh, NY IDA, (Series 2005A) Weekly VRDNs
                        (Community Development Properties, Dubois Street
                        II, Inc.)/(Key Bank, N.A. LOC), 3.020%, 2/2/2006              3,500,000
      5,000,000         Niagara County, NY IDA, (Series 2001B) Weekly
                        VRDNs (Niagara University)/(Radian Asset Assurance
                        INS)/(HSBC Bank USA LIQ), 3.040%, 2/2/2006                    5,000,000
      6,330,000         North Syracuse, NY Central School District, 3.75%
                        BANs, 6/23/2006                                               6,354,676
      4,850,000         Oneonta, NY City School District, 3.75% RANs,
                        6/28/2006                                                     4,868,420
      3,437,000         Onondaga County, NY IDA, (Series 1999A) Weekly
                        VRDNs (Christian Brothers Academy of Syracuse,
                        NY)/(Key Bank, N.A. LOC), 3.100%, 2/2/2006                    3,437,000
      1,475,000         Onondaga County, NY IDA, (Series 2000) Weekly
                        VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC),
                        3.170%, 2/2/2006                                              1,475,000
      4,510,000         Onondaga County, NY IDA, (Series 2003A) Weekly
                        VRDNs (Crouse Health Hospital,
                        Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 3.050%, 2/1/2006                                     4,510,000
      4,725,000         Onondaga County, NY IDA, (Series 2005) Weekly
                        VRDNs (Jewish Home of Central New York Residential
                        Living, Inc.)/(Key Bank, N.A. LOC), 3.050%,
                        2/2/2006                                                      4,725,000
      3,825,000         Onondaga County, NY IDA, (Series 2005A) Weekly
                        VRDNs (Onondaga Community College Housing
                        Development Corp.)/(Citizens Bank N.A. LOC),
                        3.040%, 2/2/2006                                              3,825,000
      1,725,000         Onondaga County, NY Weekly VRDNs (Grainger (W.W.),
                        Inc.), 3.750%                                                 1,725,000
      4,800,000         Ontario County, NY Industrial Development Agency,
                        (Series 2003B) Weekly VRDNs (Frederick Ferris
                        Thompson Hospital)/(Key Bank, N.A. LOC), 3.010%,
                        2/1/2006                                                      4,800,000
       600,000          Ontario, NY IDA Weekly VRDNs (Hillcrest
                        Enterprises/Buckeye Corrugated)/(National City
                        Bank, Ohio LOC), 3.250%, 2/1/2006                              600,000
      6,000,000         Orange County, NY IDA, (Series 2002) Weekly VRDNs
                        (Tuxedo Park School)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 3.050%, 2/2/2006                 6,000,000
      5,070,000         Orangetown, NY, 4.25% BANs, 1/11/2007                         5,111,571
      4,835,000         Oswego County, NY IDA, (Series 2003) Weekly VRDNs
                        (Oswego College Foundation, Inc.)/(Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 3.050%,
                        2/2/2006                                                      4,835,000
      4,605,000     3   Port Authority of New York and New Jersey,
                        (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                        Co., Inc. LIQ), 3.070%, 2/2/2006                              4,605,000
     15,000,000         Port Authority of New York and New Jersey, (Series
                        1989-2) Weekly VRDNs, 3.318%, 2/7/2006                        15,000,000
     15,000,000         Port Authority of New York and New Jersey, (Series
                        1989-3/4) Weekly VRDNs, 3.318%, 2/7/2006                      15,000,000
     12,400,000         Port Authority of New York and New Jersey,
                        Equipment Note Agreement (Series 2002-1) Weekly
                        VRDNs, 3.050%, 2/1/2006                                       12,400,000
      2,585,000         Rensselaer County, NY IDA, (Series 2002A) Weekly
                        VRDNs (Sage Colleges)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC), 3.050%, 2/2/2006                 2,585,000
      5,235,000         Rensselaer County, NY IDA, Civic Facility Revenue
                        Bonds (Series 2003A) Weekly VRDNs (WMHT
                        Educational Telecommunications)/(Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 3.050%,
                        2/1/2006                                                      5,235,000
     19,000,000         Riverhead, NY Central School District, 4.00% TANs,
                        6/30/2006                                                     19,083,686
      4,500,000         Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs
                        (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A.,
                        Pittsburgh LOC), 3.250%, 2/2/2006                             4,500,000
      4,735,000         Rockland County, NY IDA, (Series 2001) Weekly
                        VRDNs (Gussack Realty Co. /Tappan Wire and Cable,
                        Inc.)/(Bank of New York LOC), 3.050%, 2/1/2006                4,735,000
      5,050,000         Rockland County, NY IDA, (Series 2005A) Weekly
                        VRDNs (Piccini Industries Ltd.)/(Wachovia Bank
                        N.A. LOC), 3.070%, 2/2/2006                                   5,050,000
      5,440,000     3   Rockland Tobacco Asset Securitization Corporation,
                        NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co.,
                        Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.100%,
                        2/2/2006                                                      5,440,000
      4,000,000         Salamanca, NY City School District, 4.00% BANs,
                        6/16/2006                                                     4,014,352
       905,000          Schenectady, NY IDA, (Series 1995A) Weekly VRDNs
                        (Fortitech Holding Corp.)/(Bank of America N.A.
                        LOC), 3.070%, 2/2/2006                                         905,000
      9,500,000         South Colonie, NY Central School District, 3.75%
                        BANs, 5/16/2006                                               9,523,475
      1,600,000         Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs
                        (Dairy Conveyor Corp.)/(JPMorgan Chase Bank, N.A.
                        LOC), 3.050%, 2/2/2006                                        1,600,000
      5,577,000         St. Lawrence County, NY IDA, (Series 2002) Weekly
                        VRDNs (Canton-Potsdam Hospital)/(Key Bank, N.A.
                        LOC), 3.020%, 2/2/2006                                        5,577,000
       420,000          Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of
                        Suffolk)/(Citibank NA, New York LOC), 3.040%,
                        2/1/2006                                                       420,000
      1,310,000         Suffolk County, NY IDA, (Series 1997B) Weekly
                        VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.
                        LOC), 3.100%, 2/1/2006                                        1,310,000
      9,420,000         Sullivan County, NY, 3.75% BANs, 7/20/2006                    9,462,438
      5,500,000         Syracuse, NY IDA, (Series 2003A) Weekly VRDNs
                        (Crouse Health Hospital, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo, NY
                        LOC), 3.050%, 2/1/2006                                        5,500,000
     20,800,000         Triborough Bridge & Tunnel Authority, NY, (Series
                        2005A) Weekly VRDNs (Dexia Credit Local LIQ),
                        3.060%, 2/1/2006                                              20,800,000
       795,000      3   Triborough Bridge & Tunnel Authority, NY, PUTTERs
                        (Series 304) Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(J.P. Morgan Chase & Co. LIQ), 3.060%,
                        2/2/2006                                                       795,000
      1,465,000         Ulster County, NY IDA, (Series 2001A) Weekly VRDNs
                        (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV,
                        Amsterdam LOC), 3.090%, 2/2/2006                              1,465,000
      7,500,000         Walden Village, NY IDA, IDRB (Series 1994) Weekly
                        VRDNs (Spence Engineering Co.)/
                        (Wachovia Bank N.A. LOC), 3.080%, 2/2/2006                    7,500,000
      1,520,000         Wayne County, NY IDA, (Series 1999) Weekly VRDNs
                        (Paul T. Freund Corp. Facility)/
                        (JPMorgan Chase Bank, N.A. LOC), 3.130%, 2/2/2006             1,520,000
      3,215,000         Westchester County, NY IDA, (Series 2002) Weekly
                        VRDNs (The Masters School)/(Allied Irish Banks PLC
                        LOC), 3.050%, 2/2/2006                                        3,215,000
      7,200,000         Westchester County, NY IDA, (Series 2005B) Weekly
                        VRDNs (Mercy College)/(Key Bank, N.A. LOC),
                        3.020%, 2/2/2006                                              7,200,000
      2,000,000         Wyandanch, NY Union Free School District, 4.00%
                        RANs, 6/29/2006                                               2,006,554
      4,650,000         Wyoming County, NY IDA, (Series 1999A) Weekly
                        VRDNs (TPI Arcade, Inc.)/(Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.070%, 2/2/2006                         4,650,000
      3,210,000         Yates County, NY IDA, (Series 2003-A) Weekly VRDNs
                        (Keuka College)/(Key Bank, N.A. LOC), 3.050%,
                        2/2/2006                                                      3,210,000
     15,000,000         Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main
                        Street Lofts Yonkers LLC)/
                        (Manufacturers & Traders Trust Co., Buffalo, NY
                        LOC), 3.120%, 2/2/2006                                        15,000,000
                            Total                                                   1,496,704,555
                        Puerto Rico--0.3%
      4,570,000     3   Puerto Rico Electric Power Authority, Roaring
                        Forks (Series 2005-23) Weekly VRDNs (XL Capital
                        Assurance Inc. INS)/(Bank of New York LIQ),
                        3.060%, 2/2/2006                                              4,570,000
                            Total Municipal investments - 99.6%                      ,501,274,555

                            (at amortized cost)4                                    1
                            other assets and liabilities - net - 0.4%                 6,612,460
                            total net assets - 100%                              $  1,507,887,015

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.3% of the portfolio as calculated based upon total portfolio market value.


1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

     Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2006, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
      First Tier        Second Tier
      100.0%   0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $440,054,500 which represents 29.2% of total net assets.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
INV         --Investment Agreement
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
VRDNs       --Variable Rate Demand Notes



OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

    Principal
      Amount                                                                          Value
                     Short-Term Municipals--99.6%1,2
 $  6,200,000    3   ABN AMRO MuniTOPS Certificates Trust (Ohio
                     Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus,
                     OH City School District)/(FSA INS)/(ABN AMRO Bank
                     NV, Amsterdam LIQ), 3.050%, 2/2/2006                      $    6,200,000
     760,000         Akron, Bath & Copley, OH Joint Township, (Series
                     2002) Weekly VRDNs (Sumner on Ridgewood,
                     Inc.)/(KBC Bank N.V. LOC), 3.050%, 2/2/2006                     760,000
    5,485,000        Akron, Bath & Copley, OH Joint Township, (Series
                     2004B) Weekly VRDNs (Summa Health
                     System)/(JPMorgan Chase Bank, N.A. LOC), 3.060%,
                     2/2/2006                                                       5,485,000
    1,700,000    3   Akron, OH, ROCs (Series 259) Weekly VRDNs (FGIC
                     INS)/(Citibank N.A., New York LIQ), 3.060%,
                     2/2/2006                                                       1,700,000
    1,850,000        Ashland, OH, 4.00% BANs, 5/25/2006                             1,855,559
    1,355,000        Belmont County, OH, (2nd Series), 4.00% BANs,
                     8/16/2006                                                      1,362,201
    6,225,000        Belmont County, OH, 2.89% BANs, 3/15/2006                      6,226,674
    2,000,000        Belmont County, OH, 3.05% BANs, 3/30/2006                      2,000,761
    1,040,000        Clark County, OH, (Series 1999) Weekly VRDNs (Ohio
                     Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ),
                     3.050%, 2/2/2006                                               1,040,000
    4,750,000        Clark County, OH, (Series 2002) Weekly VRDNs (Ohio
                     Masonic Home)/(AMBAC INS)/
                     (JPMorgan Chase Bank, N.A. LIQ), 3.050%, 2/2/2006              4,750,000
    2,855,000        Clermont County, OH, Variable Rate IDRB's (Series
                     1997) Weekly VRDNs (Buriot International,
                     Inc.)/(PNC Bank, N.A. LOC), 3.150%, 2/1/2006                   2,855,000
    2,385,000        Columbiana County, OH, (Series 1999) Weekly VRDNs
                     (Butech, Inc.)/(Key Bank, N.A. LOC), 3.170%,
                     2/2/2006                                                       2,385,000
    1,420,000        Coshocton, OH, 3.25% BANs, 2/24/2006                           1,420,565
    3,500,000        Cuyahoga County, OH HFA, Eastside Neighborhood
                     Homes LP, 3.30% BANs (Bayerische Landesbank),
                     5/1/2006                                                       3,500,000
    1,965,000        Cuyahoga County, OH Health Care Facilities,
                     (Series 2001) Weekly VRDNs (Gardens of McGregor &
                     Amasa Stone)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006            1,965,000
    4,645,000        Cuyahoga County, OH Hospital Authority, (Series
                     1998-II) Weekly VRDNs (W.O. Walker Center,
                     Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.100%,
                     2/1/2006                                                       4,645,000
    3,580,000        Cuyahoga County, OH Hospital Authority, (Series
                     2000) Weekly VRDNs (The Sisters of Charity of St.
                     Augustine Health System, Inc.)/(National City
                     Bank, Ohio LOC), 3.060%, 2/2/2006                              3,580,000
    1,010,000        Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot
                     Industries, Inc.)/(FirstMerit Bank, N.A. LOC),
                     3.320%, 2/2/2006                                               1,010,000
    1,920,000        Cuyahoga County, OH IDA Weekly VRDNs (Watt
                     Printers)/(National City Bank, Ohio LOC), 3.150%,
                     2/2/2006                                                       1,920,000
    1,820,000        Cuyahoga County, OH IDA, (Series 1997) Weekly
                     VRDNs (Northstar Plastics, Inc.)/
                     (JPMorgan Chase Bank, N.A. LOC), 3.230%, 2/2/2006              1,820,000
    1,810,000        Cuyahoga County, OH IDA, (Series 1999) Weekly
                     VRDNs (Kowalski Heat Treating Co.)/
                     (FirstMerit Bank, N.A. LOC), 3.320%, 2/2/2006                  1,810,000
    14,400,000       Cuyahoga County, OH, (Series 1999) Weekly VRDNs
                     (National Terminal Apartments)/(Bank of America
                     N.A. LOC), 3.400%, 2/1/2006                                   14,400,000
    7,090,000        Cuyahoga County, OH, (Series 1999) Weekly VRDNs
                     (The Renaissance)/(LaSalle Bank, N.A. LOC),
                     3.030%, 2/2/2006                                               7,090,000
     790,000         Delaware County, OH, IDRB (Series 1995) Weekly
                     VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A.
                     LOC), 3.170%, 2/1/2006                                          790,000
    2,095,000        Delaware, OH, 4.00% BANs, 6/8/2006                             2,102,785
    6,230,000        Franklin County, OH Health Care Facilities,
                     (Series 2004) Weekly VRDNs (Willow Brook Christian
                     Communities)/(Fifth Third Bank, Cincinnati LOC),
                     3.060%, 2/2/2006                                               6,230,000
    2,000,000        Franklin County, OH Health Care Facilities,
                     (Series 2005) Weekly VRDNs (Traditions Healthcare
                     Obligated Group)/(U.S. Bank, N.A. LOC), 3.040%,
                     2/2/2006                                                       2,000,000
    1,065,000        Franklin County, OH IDA Weekly VRDNs (Promark
                     Electronics, Inc.)/(JPMorgan Chase Bank, N.A.
                     LOC), 3.130%, 2/2/2006                                         1,065,000
    1,650,000        Franklin County, OH IDA Weekly VRDNs (Unicorn
                     Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC),
                     3.870%, 2/3/2006                                               1,650,000
    1,870,000        Franklin County, OH IDA, (Series 1995) Weekly
                     VRDNs (Fabcon LLC Project)/(Wells Fargo Bank,
                     N.A., Minnesota LOC), 3.240%, 2/2/2006                         1,870,000
     265,000         Franklin County, OH, Adjustable Rate Demand
                     Economic Development Revenue Refunding Bonds
                     (Series 1996) Weekly VRDNs (CPM
                     Investments)/(Huntington National Bank, Columbus,
                     OH LOC), 3.370%, 2/2/2006                                       265,000
    6,675,000        Greene County, OH Hospital Facilities Revenue
                     Authority, (Series 1999A) Weekly VRDNs (Med Health
                     System)/(Key Bank, N.A. LOC), 3.050%, 2/2/2006                 6,675,000
    4,310,000        Hamilton County, OH Hospital Facilities Authority,
                     (Series B) Revenue Bonds Weekly VRDNs (Health
                     Alliance of Greater Cincinnati)/(MBIA Insurance
                     Corp. INS)/(Credit Suisse, Zurich LIQ), 3.000%,
                     2/2/2006                                                       4,310,000
    4,075,000        Hamilton County, OH, (Series 2001A) Weekly VRDNs
                     (MLB Hilltop Health Facilities, Inc.)/
                     (FirstMerit Bank, N.A. LOC), 3.290%, 2/2/2006                  4,075,000
    4,750,000        Hamilton County, OH, (Series 2004) Weekly VRDNs
                     (Stratford Heights)/(Bank of New York and Citizens
                     Bank of Pennsylvania LOCs), 3.070%, 2/2/2006                   4,750,000
    6,315,000        Hamilton County, OH, (Series 2005A) Weekly VRDNs
                     (Episcopal Retirement Homes, Inc.)/
                     (Key Bank, N.A. LOC), 3.020%, 2/2/2006                         6,315,000
    1,750,000        Hamilton County, OH, (Series 2005B) Weekly VRDNs
                     (Episcopal Retirement Homes, Inc.)/
                     (Key Bank, N.A. LOC), 3.040%, 2/2/2006                         1,750,000
    2,000,000        Hamilton, OH MFH, (Series 2003A: Knollwood
                     Crossing II Apartments) Weekly VRDNs (Pedcor
                     Investments-2003-LIX LP)/(Federal Home Loan Bank
                     of Indianapolis LOC), 3.100%, 2/2/2006                         2,000,000
    4,775,000        Henry County, OH, (Series 1996) Weekly VRDNs
                     (Automatic Feed Co.)/(Huntington National Bank,
                     Columbus, OH LOC), 3.470%, 2/2/2006                            4,775,000
     580,000         Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs
                     (Lasermike, Inc. Project)/(Key Bank, N.A. LOC),
                     3.170%, 2/1/2006                                                580,000
    1,750,000        Hunting Valley, OH, 3.75% BANs, 10/5/2006                      1,758,787
    2,665,000        Lake County, OH, (Series 1996) Weekly VRDNs (Apsco
                     Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC),
                     3.320%, 2/2/2006                                               2,665,000
    1,800,000        Lorain County, OH Weekly VRDNs (Ohio Metallurgical
                     Service, Inc.)/(FirstMerit Bank, N.A. LOC),
                     3.320%, 2/2/2006                                               1,800,000
    3,990,000        Lorain County, OH, 4.00% BANs, 9/6/2006                        4,011,860
    1,805,000        Lorain Port Authority, OH, (Series 1994) Weekly
                     VRDNs (Spitzer Great Lakes Ltd., Inc.)/
                     (JPMorgan Chase Bank, N.A. LOC), 3.420%, 2/2/2006              1,805,000
     425,000         Lorain Port Authority, OH, Adjustable Rate Demand
                     Port Development Refunding Revenue Bonds (Series
                     1996) Weekly VRDNs (Spitzer Project)/(JPMorgan
                     Chase Bank, N.A. LOC), 3.420%, 2/3/2006                         425,000
      25,000         Lucas County, OH Weekly VRDNs (Sunshine Children's
                     Home)/(National City Bank, Ohio LOC), 3.200%,
                     2/2/2006                                                        25,000
    8,795,000        Madison County, OH, (Series 2005) Weekly VRDNs
                     (Madison County Hospital, Inc.)/(Key Bank, N.A.
                     LOC), 3.050%, 2/2/2006                                         8,795,000
    6,000,000        Mahoning County, OH Hospital Facilities, (Series
                     B) Weekly VRDNs (Forum Group, Inc.)/(MBIA
                     Insurance Corp. INS)/(JPMorgan Chase Bank, N.A.
                     LIQ), 3.030%, 2/2/2006                                         6,000,000
    4,750,000        Mahoning County, OH IDA, (Series 1999) Weekly
                     VRDNs (Modern Builders Supply, Inc.)/(PNC Bank,
                     N.A. LOC), 3.170%, 2/2/2006                                    4,750,000
    2,745,000        Mahoning County, OH Multifamily HFA Weekly VRDNs
                     (International Towers, Inc.)/(U.S. Bank, N.A.
                     LOC), 3.270%, 2/2/2006                                         2,745,000
    2,625,000        Mansfield, OH, 4.00% BANs, 8/24/2006                           2,640,388
    1,000,000        Marietta, OH, 4.00% BANs, 6/20/2006                            1,003,884
    7,400,000        Medina County, OH, (Series 1997) Weekly VRDNs
                     (Plaza 71 Associates Ltd.)/(WestLB AG (GTD) LOC),
                     3.220%, 2/2/2006                                               7,400,000
     990,000         Medina County, OH, (Series 1998) Weekly VRDNs
                     (Michael Day Enterprises)/(Key Bank, N.A. LOC),
                     3.170%, 2/1/2006                                                990,000
    1,600,000        Mentor, OH, (Series 1997) Weekly VRDNs (Risch
                     Investments/Roll Kraft, Inc.)/(Key Bank, N.A.
                     LOC), 3.130%, 2/2/2006                                         1,600,000
    2,925,000        Montgomery County, OH, (Series 2005) Weekly VRDNs
                     (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.120%,
                     2/2/2006                                                       2,925,000
     875,000         North Olmsted, OH, 3.15% BANs, 5/3/2006                         875,617
     765,000         Oakwood Village, OH, 3.75% BANs, 9/28/2006                      767,910
    1,000,000        Oakwood Village, OH, 4.00% BANs, 12/7/2006                     1,004,495
    5,780,000        Ohio HFA MFH, 3.00% TOBs (Lincoln Park
                     Associates)/(Citizens Bank of Pennsylvania LOC),
                     Optional Tender 5/1/2006                                       5,780,000
    7,225,000    3   Ohio HFA, ROCs (Series 431) Weekly VRDNs (GNMA
                     COL)/(Citibank NA, New York LIQ), 3.110%, 2/2/2006             7,225,000
     160,000     3   Ohio HFA, Variable Rate Certificates (Series
                     2001-I) Weekly VRDNs (GNMA COL)/(Bank of America
                     N.A. LIQ), 3.140%, 2/2/2006                                     160,000
     125,000         Ohio State University, (Series 1999 B2) Weekly
                     VRDNs, 3.020%, 2/1/2006                                         125,000
    5,700,000        Ohio Waste Development Authority Solid Waste,
                     (Series 2002) Daily VRDNs (BP Products North
                     America, Inc.)/(BP PLC GTD), 3.160%, 2/1/2006                  5,700,000
    2,870,000        Paulding County, OH, 4.00% BANs, 6/8/2006                      2,879,693
    1,500,000        Perrysburg, OH, Library Improvement, 3.65% BANs,
                     11/9/2006                                                      1,504,470
    2,105,000        Pickaway County, OH IDA Weekly VRDNs (Crane
                     Plastics)/(JPMorgan Chase Bank, N.A. LOC), 3.130%,
                     2/2/2006                                                       2,105,000
    2,625,000        Portage County, OH IDA, Adjustable Rate IDRB's
                     (Series 1996) Weekly VRDNs (Barnette
                     Project)/(National City Bank, Ohio LOC), 3.150%,
                     2/2/2006                                                       2,625,000
    3,850,000        Richland County, OH, (Series 2005), 3.25% BANs,
                     3/1/2006                                                       3,852,304
    3,556,000        Richland County, OH, 4.00% BANs, 9/6/2006                      3,574,443
    1,312,500        Ross County, OH, 4.00% BANs, 6/1/2006                          1,316,689
    5,520,000        Stark County, OH IDR Weekly VRDNs (Shearer's
                     Foods, Inc.)/(National City Bank, Ohio LOC),
                     3.150%, 2/2/2006                                               5,520,000
     645,000         Stark County, OH IDR, IDRB (Series 1996) Weekly
                     VRDNs (Foundations Systems and Anchors, Inc.
                     Project)/(JPMorgan Chase Bank, N.A. LOC), 3.130%,
                     2/2/2006                                                        645,000
     745,000         Strongsville, OH Weekly VRDNs (Monarch Engraving,
                     Inc.)/(FirstMerit Bank, N.A. LOC), 3.410%, 2/1/2006             745,000
     500,000         Strongsville, OH, (Series 1994) Weekly VRDNs
                     (Nutro Machinery Corp.)/(Huntington National Bank,
                     Columbus, OH LOC), 3.520%, 2/3/2006                             500,000
    3,570,000        Summit County, OH IDA Weekly VRDNs (Gardner Pie
                     Co., Inc.)/(FirstMerit Bank, N.A. LOC), 3.320%,
                     2/2/2006                                                       3,570,000
     100,000         Summit County, OH IDA, (Series 1997) Weekly VRDNs
                     (Baker McMillen Co.)/(National City Bank, Ohio
                     LOC), 3.170%, 2/2/2006                                          100,000
    1,135,000        Summit County, OH IDA, (Series 1997) Weekly VRDNs
                     (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A.
                     LOC), 3.130%, 2/2/2006                                         1,135,000
    1,985,000        Summit County, OH IDA, (Series 1998) Weekly VRDNs
                     (Waldonia Investment)/(Key Bank, N.A. LOC),
                     3.170%, 2/1/2006                                               1,985,000
    1,280,000        Summit County, OH IDA, (Series 2000) Weekly VRDNs
                     (McHale Group)/(National City Bank, Ohio LOC),
                     3.200%, 2/2/2006                                               1,280,000
    3,355,000        Summit County, OH IDA, (Series 2001) Weekly VRDNs
                     (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 3.320%,
                     2/2/2006                                                       3,355,000
     690,000         Summit County, OH IDA, Adjustable Rate IDRB's
                     (Series 1996) Weekly VRDNs (Fomo Products,
                     Inc.)/(FirstMerit Bank, N.A. LOC), 3.320%, 2/2/2006             690,000
    1,530,000        Summit County, OH IDA, Variable Rate IDRB's
                     (Series 1998A) Weekly VRDNs (Wintek
                     Ltd.)/(FirstMerit Bank, N.A. LOC), 3.320%, 2/2/2006            1,530,000
    1,600,000        Sylvania, OH City School District, 4.00% BANs,
                     7/27/2006                                                      1,608,247
    1,000,000        Toledo-Lucas County, OH Port Authority, IDA Weekly
                     VRDNs (Medusa Corp.)/(Wachovia Bank N.A. LOC),
                     3.080%, 2/2/2006                                               1,000,000
     970,000         Trumbull County, OH IDA, IDR Refunding Bonds
                     (Series 1994) Weekly VRDNs (Churchill Downs,
                     Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.130%,
                     2/2/2006                                                        970,000
     540,000         Tuscarawas County, OH, Adjustable Rate IDRB's
                     (Series 1995) Weekly VRDNs (Primary Packaging,
                     Inc.)/(FirstMerit Bank, N.A. LOC), 3.320%, 2/2/2006             540,000
    2,270,000        Wapakoneta, OH, (Series 04), 3.30% BANs, 6/15/2006             2,271,613
    1,950,000        Warrensville Heights, OH, 2.75% BANs, 2/9/2006                 1,950,083
    1,800,000        Wauseon, OH, 3.90% BANs, 8/30/2006                             1,807,088
    8,465,000    3   Westerville, OH City School District, MERLOTS
                     2001-A34, 3.35% TOBs (MBIA Insurance Corp.
                     INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                     11/9/2006                                                      8,465,000
     445,000         Willoughby City, OH, IDR Refunding Bonds (Series
                     1995A) Weekly VRDNs (Pine Ridge Shopping Center
                     Co. Project)/(U.S. Bank, N.A. LOC), 3.420%,
                     2/2/2006                                                        445,000
     495,000         Willoughby City, OH, IDR Revenue Bonds (Series
                     1995 B) Weekly VRDNs (Pine Ridge Shopping Center
                     Co. Project)/(U.S. Bank, N.A. LOC), 3.420%,
                     2/2/2006                                                        495,000
     770,000         Wood County, OH, Williams Industrial Service Inc,
                     Project Weekly VRDNs (Williams Industrial Service,
                     Inc.)/(Huntington National Bank, Columbus, OH
                     LOC), 3.320%, 2/2/2006                                          770,000
    2,460,000        Youngstown, OH, (Series 1996A) Weekly VRDNs
                     (Cantar/Polyair Corp./Performa Corp.)/
                     (HSBC Bank USA LOC), 3.200%, 2/2/2006                          2,460,000
                     Total municipal Investments --- 99.6%
                     (at amortized cost)4                                          265,656,116
                     other assets and liabilities --- net --- 0.4%                  1,119,384
                     Total net assets --- 100%                                 $   266,775,500


Securities that are subject to the federal alternative minimum tax (AMT) represent 41.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
     NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The
Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2006, the portfolio securities were rated as follows: Tier Rating Percentages Based on Total Market Value First Tier Second Tier 99.2% 0.8%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $23,750,000 which represents 8.9% of total net assets.

4     Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

        The following acronyms are used throughout this portfolio:

   AMBAC     --American Municipal Bond Assurance Corporation
   AMT       --Alternative Minimum Tax
   BANs      --Bond Anticipation Notes
   COL       --Collateralized
   FGIC      --Financial Guaranty Insurance Company
   FSA       --Financial Security Assurance
   GNMA      --Government National Mortgage Association
   GTD       --Guaranteed
   HFA       --Housing Finance Authority
   IDA       --Industrial Development Authority
   IDR       --Industrial Development Revenue
   IDRBs     --Industrial Development Revenue Bond
   INS       --Insured
   LIQ       --Liquidity Agreement
   LOCs      --Letter(s) of  Credit
   MERLOTS   --Municipal Exempt Receipts -- Liquidity Optional Tender
             Series
   MFH       --Multifamily Housing
   ROCs      --Reset Option Certificates
   TOBs      --Tender Option Bonds
   TOPS      --Trust Obligation Participation Securities
   VRDNs     --Variable Rate Demand Notes





PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


       Principal
        Amount                                                                                          Value
                              Short-Term Municipals--99.6%1,2
                              Pennsylvania--99.6%
 $     9,145,000        3     ABN AMRO MuniTOPS Certificates Trust (Pennsylvania
                              Non-AMT)/(Series 2003-24) Weekly VRDNs
                              (Philadelphia, PA School District)/(FSA INS)/(ABN
                              AMRO Bank NV, Amsterdam LIQ), 3.050%, 2/2/2006                 $        9,145,000
       2,485,000              Adams County, PA IDA, (Series 1999C) Weekly VRDNs
                              (Martin Limestone, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.220%, 2/2/2006                                                  2,485,000
       2,865,000              Adams County, PA IDA, (Series 2002) Weekly VRDNs
                              (Agricultural Commodities, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.220%, 2/3/2006                                                  2,865,000
       5,820,000              Adams County, PA IDA, (Series A of 1999) Weekly
                              VRDNs (Valley Quarries, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.220%, 2/2/2006                                                  5,820,000
       1,785,000              Adams County, PA IDA, (Series B of 1999) Weekly
                              VRDNs (Valley Quarries, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.220%, 2/2/2006                                                  1,785,000
       4,535,000              Allegheny County, PA HDA, (Series 2001B) Weekly
                              VRDNs (Covenant at South Hills)/(Key Bank, N.A.
                              LOC), 3.220%, 2/2/2006                                                  4,535,000
      10,000,000              Allegheny County, PA HDA, (Series A of 2000), 2.95%
                              TOBs (South Hills Health System)/
                              (PNC Bank, N.A. LOC), Mandatory Tender 6/1/2006                         10,000,000
       1,000,000              Allegheny County, PA IDA, (Series 2005) Weekly
                              VRDNs (Carnegie Museums of Pittsburgh)/(Citizens
                              Bank of Pennsylvania LOC), 3.050%, 2/2/2006                             1,000,000
       1,015,000              Allegheny County, PA IDA, (Series A of 1997) Weekly
                              VRDNs (Jewish Community Center)/
                              (National City Bank, Pennsylvania LOC), 3.100%,
                              2/2/2006                                                                1,015,000
       3,335,000              Allegheny County, PA IDA, (Series B of 1997) Weekly
                              VRDNs (Jewish Community Center)/
                              (National City Bank, Pennsylvania LOC), 3.100%,
                              2/2/2006                                                                3,335,000
        585,000               Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid
                              Meats)/(Wachovia Bank N.A. LOC), 3.180%, 2/1/2006                        585,000
       3,200,000              Berks County, PA IDA, (Series 1998) Weekly VRDNs
                              (Eastern Industries, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.210%, 2/1/2006                                                  3,200,000
       6,000,000              Berks County, PA IDA, (Series 2004) Weekly VRDNs
                              (One Douglassville Properties LP)/
                              (Federal Home Loan Bank of New York LOC), 3.120%,
                              2/2/2006                                                                6,000,000
        760,000               Bucks County, PA IDA Weekly VRDNs (Double H
                              Plastics, Inc.)/(Wachovia Bank N.A. LOC), 3.080%,
                              2/1/2006                                                                 760,000
       1,290,000              Bucks County, PA IDA Weekly VRDNs (Pennsylvania
                              Associates)/(Wachovia Bank N.A. LOC), 3.130%,
                              2/1/2006                                                                1,290,000
       1,525,000              Butler County, PA IDA, (Series 1994) Weekly VRDNs
                              (Lue-Rich Holding Co., Inc.)/(LaSalle Bank, N.A.
                              LOC), 3.270%, 2/2/2006                                                  1,525,000
       2,200,000              Butler County, PA IDA, (Series 1996 A) Weekly VRDNs
                              (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC),
                              3.120%, 2/2/2006                                                        2,200,000
       4,000,000              Butler County, PA IDA, (Series A of 2004) Weekly
                              VRDNs (Concordia Lutheran Ministries)/
                              (Bank of America N.A. LOC), 3.050%, 2/2/2006                            4,000,000
       3,295,000              Butler County, PA IDA, IDRB's (Series 1997) Weekly
                              VRDNs (Wise Business Forms, Inc.)/
                              (Wachovia Bank N.A. LOC), 3.180%, 2/3/2006                              3,295,000
       4,150,000              Central Bucks, PA School District, (Series 2000A)
                              Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ),
                              3.070%, 2/2/2006                                                        4,150,000
       3,335,000              Chester County, PA IDA, (Series 2000A) Weekly VRDNs
                              (Innovative Solutions and Support, Inc.)/(PNC Bank,
                              N.A. LOC), 3.170%, 2/2/2006                                             3,335,000
       4,625,000              Chester County, PA IDA, (Series A of 2000) Weekly
                              VRDNs (Devault Packing Co., Inc.)/(Bank of America
                              N.A. LOC), 3.120%, 2/2/2006                                             4,625,000
       6,000,000              Chester County, PA IDA, (Series of 2003) Weekly
                              VRDNs (West Chester University)/(Citizens Bank of
                              Pennsylvania LOC), 3.070%, 2/1/2006                                     6,000,000
       1,700,000              Chester County, PA Intermediate Unit, (Series 2003)
                              Weekly VRDNs (PNC Bank, N.A. LOC), 3.120%, 2/2/2006                     1,700,000
      19,400,000        3     Clipper Tax-Exempt Certificates Trust (Pennsylvania
                              Non-AMT)/(Series 2005-28) Weekly VRDNs
                              (Commonwealth of Pennsylvania)/(FSA INS)/(State
                              Street Bank and Trust Co. LIQ), 3.070%, 2/2/2006                        19,400,000
       6,800,000        3     Commonwealth of Pennsylvania, (Series 2001-JPMC5)
                              Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.050%,
                              2/1/2006                                                                6,800,000
       7,910,500        3     Commonwealth of Pennsylvania, Floater Certificates
                              (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan
                              Stanley LIQ), 3.050%, 2/2/2006                                          7,910,500
      13,145,000        3     Commonwealth of Pennsylvania, Variable Rate
                              Certificates (Series 2001-F) Weekly VRDNs (Bank of
                              America N.A. LIQ), 3.100%, 2/2/2006                                     13,145,000
       1,410,000              Cumberland County, PA IDA, (Series 2001) Weekly
                              VRDNs (Industrial Harness Co.)/
                              (Wachovia Bank N.A. LOC), 3.180%, 2/2/2006                              1,410,000
       5,000,000              Cumberland County, PA Municipal Authority, (Series
                              B of 2005), 4.25% TOBs (Presbyterian Homes,
                              Inc.)/(Radian Asset Assurance INS)/(Wachovia Bank
                              N.A. LIQ), Mandatory Tender 12/1/2006                                   5,031,881
       2,600,000              Dallastown Area School District, PA, (Series 1998)
                              Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ),
                              3.070%, 2/2/2006                                                        2,600,000
      11,000,000              Dauphin County, PA General Authority, (Education
                              and Health Loan Program, Series 1997) Weekly VRDNs
                              (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ),
                              3.070%, 2/2/2006                                                        11,000,000
       1,600,000              Dauphin County, PA IDA, (Series 1998-A) Weekly
                              VRDNs (Key Ingredients, Inc.)/(Citibank NA, New
                              York LOC), 3.300%, 2/1/2006                                             1,600,000
       3,260,000              Dauphin County, PA IDA, (Series 2000) Weekly VRDNs
                              (Consolidated Scrap Resources, Inc.)/(Manufacturers
                              & Traders Trust Co., Buffalo, NY LOC), 3.220%,
                              2/3/2006                                                                3,260,000
       4,645,000              Dauphin County, PA IDA, Variable Rate Economic
                              Development Revenue Bonds (Series 1998-B) Weekly
                              VRDNs (Key Ingredients, Inc.)/(Citibank NA, New
                              York LOC), 3.300%, 2/1/2006                                             4,645,000
       5,500,000              Doylestown Hospital Authority, PA, (Series 1998 B)
                              Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                              INS)/(PNC Bank, N.A. LIQ), 3.140%, 2/2/2006                             5,500,000
       2,000,000              Doylestown Hospital Authority, PA, (Series 1998C)
                              Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                              INS)/(PNC Bank, N.A. LIQ), 3.200%, 2/2/2006                             2,000,000
       9,380,000              East Hempfield Township, PA IDA, (Series of 1997)
                              Weekly VRDNs (Mennonite Home)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.130%, 2/1/2006                                                  9,380,000
       1,400,000              Erie County, PA Hospital Authority Weekly VRDNs
                              (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A.
                              LOC), 3.100%, 2/2/2006                                                  1,400,000
      18,450,000              Erie County, PA Hospital Authority Weekly VRDNs
                              (St. Vincent Health System)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.150%, 2/2/2006                                                  18,450,000
       7,500,000              Erie County, PA Hospital Authority, (Series A of
                              2001) Weekly VRDNs (Forestview Health Care
                              Center)/(KBC Bank N.V. LOC), 3.100%, 2/2/2006                           7,500,000
       2,345,000              Erie County, PA Hospital Authority, (Series A of
                              2001) Weekly VRDNs (Senior Living Services,
                              Inc.)/(KBC Bank N.V. LOC), 3.100%, 2/2/2006                             2,345,000
        405,000               Erie County, PA IDA Weekly VRDNs (SIPCO Molding
                              Technologies, Inc.)/(National City Bank,
                              Pennsylvania LOC), 3.250%, 2/2/2006                                      405,000
       8,700,000              Erie County, PA, 4.25% TRANs, 12/15/2006                                8,759,382
      10,000,000              Erie, PA City School District, 3.75% TRANs,
                              6/30/2006                                                               10,033,705
       2,900,000              Franconia Township, PA IDA, (Series 1997A) Daily
                              VRDNs (Asher's Chocolates)/(Commerce Bank N.A.,
                              Cherry Hill, NJ LOC), 3.270%, 2/2/2006                                  2,900,000
       1,505,000              Gettysburg Area IDA, (Series A of 1998) Weekly
                              VRDNs (Hanover Lantern, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.210%, 2/1/2006                                                  1,505,000
       1,340,000              Greene County, PA IDA, (Series 1999) Weekly VRDNs
                              (CWS Co., Inc.)/(Huntington National Bank,
                              Columbus, OH LOC), 3.420%, 2/2/2006                                     1,340,000
       5,000,000              Horizon Hospital System Authority, PA, (Series
                              2002) Weekly VRDNs (St. Paul Homes)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.070%, 2/2/2006                                                  5,000,000
        655,000               Huntingdon County, PA IDA, (Series A) Weekly VRDNs
                              (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC),
                              3.330%, 2/2/2006                                                         655,000
       1,580,000              Jackson Township, PA IDA, (Series A of 1999) Weekly
                              VRDNs (Aerial Innovations, Inc.)/
                              (Bank of America N.A. LOC), 3.120%, 2/2/2006                            1,580,000
        925,000               Lancaster, PA IDA, (Series1998 A) Weekly VRDNs
                              (Henry Molded Products, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.170%, 2/2/2006                                                   925,000
       2,500,000              Lancaster, PA IDA, (Series1988 C) Weekly VRDNs
                              (Henry Molded Products, Inc.)/
                              (Manufacturers & Traders Trust Co., Buffalo, NY
                              LOC), 3.170%, 2/2/2006                                                  2,500,000
       2,945,000              Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs
                              (Student Lodging and Student Services)/(Fulton Bank
                              LOC), 3.120%, 2/2/2006                                                  2,945,000
       6,700,000              Lancaster, PA Municipal Authority, (Series 2006)
                              Weekly VRDNs (Ephrata Community Hospital)/(Fulton
                              Bank LOC), 3.130%, 2/1/2006                                             6,700,000
        900,000               Lawrence County, PA IDA, (Series 2001A) Weekly
                              VRDNs (Shenango Presbyterian SeniorCare Obligated
                              Group)/(SunTrust Bank LOC), 3.100%, 2/2/2006                             900,000
       1,000,000              Lehigh County, PA IDA, (Series 1997) Weekly VRDNs
                              (American Manufacturing Co., Inc.)/
                              (Wachovia Bank N.A. LOC), 3.180%, 2/2/2006                              1,000,000
       1,905,000              Lehigh County, PA IDA, (Series of 2000) Weekly
                              VRDNs (P. R. E. USA, Inc./Suntuf 2000,
                              Inc.)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                        1,905,000
       2,000,000              Marple Newton, PA School District, 3.50% TRANs,
                              6/30/2006                                                               2,005,396
       6,120,000              McKean County, PA IDA, (Series 1997) Weekly VRDNs
                              (Keystone Powdered Metal Co.)/
                              (PNC Bank, N.A. LOC), 3.300%, 2/2/2006                                  6,120,000
       2,800,000              Mercersburg Borough, PA General Purpose Authority,
                              (Series B of 2000) Weekly VRDNs (Regents of the
                              Mercersburg College)/(SunTrust Bank LOC), 3.030%,
                              2/1/2006                                                                2,800,000
        50,000                Montgomery County, PA IDA, (Series 1992) Weekly
                              VRDNs (RJI LP)/(National City Bank, Pennsylvania
                              LOC), 3.180%, 2/1/2006                                                    50,000
      16,000,000              Montgomery County, PA IDA, (Series 2000) Weekly
                              VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC), 3.140%,
                              2/2/2006                                                                16,000,000
       2,665,000              Montgomery County, PA IDA, (Series C) Weekly VRDNs
                              (Vari Corp.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC), 3.270%, 2/1/2006                                      2,665,000
       3,520,000              Moon, PA IDA Weekly VRDNs (Airport Hotel
                              Associates)/(National City Bank, Pennsylvania LOC),
                              3.270%, 2/2/2006                                                        3,520,000
      12,681,731              Neshaminy, PA School District, 3.75% TRANs,
                              6/30/2006                                                               12,727,049
       3,850,000              Northampton County, PA IDA, (Series 2001) Weekly
                              VRDNs (Nazareth Realty LLC)/(Bank of America N.A.
                              LOC), 3.170%, 2/2/2006                                                  3,850,000
       3,000,000              Northampton Township, PA, 4.25% TRANs, 12/29/2006                       3,021,101
       1,100,000              Pennsylvania EDFA Weekly VRDNs (Industrial
                              Scientific Corp.)/(Mellon Bank N.A., Pittsburgh
                              LOC), 3.300%, 2/2/2006                                                  1,100,000
       1,300,000              Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs
                              (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 3.080%,
                              2/1/2006                                                                1,300,000
        500,000               Pennsylvania EDFA, (Series1995 D2) Weekly VRDNs
                              (ARCO Enterprises, Inc./Ronald L. Repasky, Sr.
                              Project)/(PNC Bank, N.A. LOC), 3.120%, 2/2/2006                          500,000
       2,550,000              Pennsylvania EDFA, (Series 1998A) Weekly VRDNs
                              (Fourth Generation Realty LLC)/(PNC Bank, N.A.
                              LOC), 3.170%, 2/2/2006                                                  2,550,000
       5,000,000              Pennsylvania EDFA, (Series 2000) Weekly VRDNs
                              (Merck & Co., Inc.), 3.090%, 2/2/2006                                   5,000,000
       2,975,000              Pennsylvania EDFA, (Series 2000-F1) Weekly VRDNs
                              (Topcraft Precision Molders, Inc.)/
                              (Wachovia Bank N.A. LOC), 3.180%, 2/2/2006                              2,975,000
       2,340,000              Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs
                              (HFH Realty Associates L.P. and PreBLEND Products,
                              Inc.)/(Wachovia Bank N.A. LOC), 3.180%, 2/2/2006                        2,340,000
       6,200,000              Pennsylvania EDFA, (Series 2005) Weekly VRDNs
                              (Westrum Harleysville II LP)/(Federal Home Loan
                              Bank of Pittsburgh LOC), 3.080%, 2/2/2006                               6,200,000
       4,000,000              Pennsylvania EDFA, Wastewater Treatment Revenue
                              Refunding Bonds (Series 2004B) Weekly VRDNs
                              (Sunoco, Inc.), 3.230%, 2/1/2006                                        4,000,000
       7,545,000        3     Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs
                              (J.P. Morgan Chase & Co. LIQ), 3.080%, 2/1/2006                         7,545,000
       2,395,000        3     Pennsylvania HFA, PUTTERs (Series 1213) Weekly
                              VRDNs (J.P. Morgan Chase & Co. LIQ), 3.090%,
                              2/2/2006                                                                2,395,000
      11,760,000        3     Pennsylvania HFA, Variable Rate Certificates
                              (Series 1999-65A) Weekly VRDNs (Bank of America
                              N.A. LIQ), 3.170%, 2/2/2006                                             11,760,000
       2,000,000              Pennsylvania State Higher Education Assistance
                              Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC
                              INS)/(Dexia Credit Local LIQ), 3.080%, 2/1/2006                         2,000,000
      12,145,000        3     Pennsylvania State Higher Education Facilities
                              Authority, (PT-2498) Weekly VRDNs (Phoenixville
                              Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds
                              TSB Bank PLC, London LOC), 3.120%, 2/2/2006                             12,145,000
       3,200,000              Pennsylvania State Higher Education Facilities
                              Authority, (Series I-6) Weekly VRDNs (York College
                              of Pennsylvania)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC), 3.100%, 2/2/2006                                 3,200,000
       1,015,000              Pennsylvania State Higher Education Facilities
                              Authority, (Series J1) Weekly VRDNs (Juniata
                              College)/(Allied Irish Banks PLC LOC), 3.050%,
                              2/2/2006                                                                1,015,000
       2,000,000              Pennsylvania State Higher Education Facilities
                              Authority, (Series M-3), 3.20% TOBs (York College
                              of Pennsylvania)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC), Optional Tender 11/1/2006                        2,000,000
       3,195,000        3     Pennsylvania State Higher Education Facilities
                              Authority, ROCS (Series 1018) Weekly VRDNs (AMBAC
                              INS)/(Citigroup Global Markets Holdings, Inc. LIQ),
                              3.060%, 2/2/2006                                                        3,195,000
       3,250,000              Pennsylvania State Higher Education Facilities
                              Authority, Revenue Bonds, 3.20% TOBs (York College
                              of Pennsylvania)/(Allied Irish Banks PLC LOC),
                              Optional Tender 11/1/2006                                               3,250,000
       3,000,000              Pennsylvania State Higher Education Facilities
                              Authority, Revenue Bonds, 3.625% TOBs (Gannon
                              University)/(PNC Bank, N.A. LOC), Mandatory Tender
                              5/1/2006                                                                3,005,213
       2,000,000              Pennsylvania State Higher Education Facilities
                              Authority, (Series A7), 3.00% TOBs (St. Joseph's
                              University)/(Allied Irish Banks PLC LOC), Mandatory
                              Tender 10/1/2006                                                        2,000,000
       2,100,000              Philadelphia, PA Authority for Industrial
                              Development Weekly VRDNs (30th Street Ltd.
                              LP)/(MBIA Insurance Corp. INS)/(Royal Bank of
                              Scotland PLC, Edinburgh LIQ), 3.200%, 2/1/2006                          2,100,000
       3,605,000              Philadelphia, PA Hospitals & Higher Education
                              Facilities Authority, (Series 2003) Daily VRDNs
                              (Thomas Jefferson University Hospital)/(Commerce
                              Bank N.A., Cherry Hill, NJ LOC), 3.050%, 2/2/2006                       3,605,000
       7,505,000        3     Philadelphia, PA Redevelopment Authority, MERLOTS
                              (Series 2002-A27), 3.35% TOBs (FGIC INS)/(Wachovia
                              Bank N.A. LIQ), Optional Tender 11/9/2006                               7,505,000
       2,000,000        3     Philadelphia, PA Water & Wastewater System, Floater
                              Certificates (Series 2001-773) Weekly VRDNs (FGIC
                              INS)/(Morgan Stanley LIQ), 3.050%, 2/2/2006                             2,000,000
       6,075,000              Schuylkill County, PA IDA, (Series 2000) Weekly
                              VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank,
                              N.A., Minnesota LOC), 3.140%, 2/2/2006                                  6,075,000
       2,555,000        3     Scranton-Lackawanna, PA Health & Welfare Authority,
                              MERLOTS (Series 2002-A18) Weekly VRDNs (University
                              of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ),
                              3.060%, 2/1/2006                                                        2,555,000
       7,620,000              Southcentral PA, General Authority, (Series 2003)
                              Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ),
                              3.070%, 2/2/2006                                                        7,620,000
       6,000,000              Temple University, 4.00% RANs, 4/28/2006                                6,016,912
        560,000               West Cornwall Township, PA Municipal Authority,
                              Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon
                              Valley Brethern Home Project (PA))/(Wachovia Bank
                              N.A. LOC), 3.080%, 2/1/2006                                              560,000
       7,000,000              William Penn School District, PA, 3.75% TANs,
                              6/30/2006                                                               7,025,272
       3,010,000              York County, PA IDA, (Series A of 2000) Weekly
                              VRDNs (UL Holdings)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC), 3.220%, 2/3/2006                                 3,010,000
       2,500,000              York County, PA IDA, Limited Obligation Revenue
                              Bonds (Series 1997) Weekly VRDNs (Metal Exchange
                              Corp.)/(Comerica Bank LOC), 3.240%, 2/2/2006                            2,500,000
       2,750,000              York County, PA IDA, Variable Rate Demand Ltd
                              Obligation Revenue Bonds (Series 1996) Weekly VRDNs
                              (Metal Exchange Corp.)/(Comerica Bank LOC), 3.240%,
                              2/2/2006                                                                2,750,000
       4,500,000              York County, PA, 4.00% TRANs, 6/30/2006                                 4,515,473
                              Total MUNICIPAL Investments --- 99.6%
                              (AT AMORTIZED COST)4                                                   447,151,884
                              OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                           1,721,686
                              Total NET ASSETS --- 100%                                      $       448,873,570


      Securities that are subject to the federal alternative minimum tax (AMT) represent 34.9% of the portfolio as calculated based upon total portfolio market value.

1     The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
      Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The
Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
      At January 31, 2006, the portfolio securities were rated as follows:
      Tier Rating Percentages Based on Total Market Value
      First Tier      Second Tier
      96.9%  3.1%
2     Current rate and next reset date shown for Variable Rate Demand Notes.
3     Denotes a restricted security, including securities purchased under Rule
144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $105,500,500 which represents 23.5% of total net assets.
4     Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

         Investment Valuation
        The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

       The following acronyms are used throughout this portfolio:

   AMBAC    --American Municipal Bond Assurance Corporation
   AMT      --Alternative Minimum Tax
   EDFA     --Economic Development Financing Authority
   FGIC     --Financial Guaranty Insurance Company
   FSA      --Financial Security Assurance
   HDA      --Hospital Development Authority
   HFA      --Housing Finance Authority
   IDA      --Industrial Development Authority
   IDRB     --Industrial Development Revenue Bond
   INS      --Insured
   LIQ      --Liquidity Agreement
   LOC      --Letter of Credit
   MERLOTS  --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
   PUTTERs  --Puttable Tax-Exempt Receipts
   RANs     --Revenue Anticipation Notes
   ROCs     --Reset Option Certificates
   TANs     --Tax Anticipation Notes
   TOBs     --Tender Option Bonds
   TOPs     --Trust Obligations Participating Securities
   TRANs    --Tax and Revenue Anticipation Notes
   VRDNs    --Variable Rate Demand Notes



VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)


      Principal
       Amount                                                                            Value
                          Short-Term Municipals--99.7%1,2
                          Puerto Rico--4.9%
 $    3,959,500      3    Commonwealth of Puerto Rico (Series 2002-746d),
                          Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),
                          3.030%, 2/2/2006                                        $    3,959,500
      3,500,000           Commonwealth of Puerto Rico, 5.75% Bonds (MBIA
                          Insurance Corp. INS), 7/1/2006                               3,543,690
     11,995,000      3    Puerto Rico Highway and Transportation Authority
                          (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                          Guaranty NA INS) and Dexia Credit Local LIQs),
                          Optional Tender 10/12/2006                                   11,995,000
      6,000,000      3    Puerto Rico Highway and Transportation Authority,
                          Floater Certificates 2001-586 Weekly VRDNs (FSA
                          INS)/(Morgan Stanley LIQ), 3.030%, 2/2/2006                  6,000,000
                          Total                                                        25,498,190
                          Virginia--94.8%
     22,160,000      3    ABN AMRO MuniTOPS Certificates Trust (Virginia
                          Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk,
                          VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ), 3.040%, 2/2/2006                             22,160,000
      1,735,000           Alexandria, VA IDA (Series 1999), Weekly VRDNs
                          (Church Schools in the Diocese of
                          Virginia)/(SunTrust Bank LOC), 3.030%, 2/1/2006              1,735,000
      6,500,000           Alexandria, VA IDA (Series 2005), Weekly VRDNs
                          (American Statistical Association)/
                          (SunTrust Bank LOC), 3.030%, 2/1/2006                        6,500,000
      7,000,000           Alexandria, VA IDA (Series 2005), Weekly VRDNs
                          (Institute for Defense Analyses)/(AMBAC
                          INS)/(Wachovia Bank N.A. LIQ), 3.070%, 2/2/2006              7,000,000
     14,675,000      3    Alexandria, VA Redevelopment and Housing Authority
                          (PT-1554), Weekly VRDNs (3001 Park Center
                          Apartments)/(Merrill Lynch & Co., Inc.
                          LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.110%,
                          2/2/2006                                                     14,675,000
      2,720,000           Arlington County, VA (Series 2000A), Weekly VRDNs
                          (National Science Teachers Association)/(SunTrust
                          Bank LOC), 3.030%, 2/1/2006                                  2,720,000
      5,840,000      3    Arlington County, VA, ROCs (Series 6011), Weekly
                          VRDNs (Citibank NA, New York LIQ), 3.060%, 2/2/2006          5,840,000
      2,075,000           Bedford County, VA IDA (Series 1999), Weekly VRDNs
                          (David R. Snowman and Carol J. Snowman)/(SunTrust
                          Bank LOC), 3.080%, 2/1/2006                                  2,075,000
      2,700,000           Botetourt County, VA IDA (Series 2001), Weekly
                          VRDNs (Altec Industries, Inc.)/(Amsouth Bank N.A.,
                          Birmingham, AL LOC), 3.170%, 2/2/2006                        2,700,000
      2,860,000           Carroll County, VA IDA, IDRB (Series 1995), Weekly
                          VRDNs (Kentucky Derby Hosiery Co., Inc.
                          Project)/(JPMorgan Chase Bank, N.A. LOC), 3.130%,
                          2/2/2006                                                     2,860,000
      3,500,000           Charles City County, VA EDA (Series 2004A), Weekly
                          VRDNs (Waste Management, Inc.)/
                          (JPMorgan Chase Bank, N.A. LOC), 3.070%, 2/2/2006            3,500,000
      1,450,000           Chesterfield County, VA IDA (Series 1998), Weekly
                          VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC),
                          3.070%, 2/2/2006                                             1,450,000
      2,500,000           Chesterfield County, VA IDA (Series 1999), Weekly
                          VRDNs (Honeywell International, Inc.), 3.220%,
                          2/2/2006                                                     2,500,000
      3,475,000           Chesterfield County, VA IDA (Series 2001A), Weekly
                          VRDNs (Super Radiator Coils LP)/
                          (LaSalle Bank, N.A. LOC), 3.390%, 2/2/2006                   3,475,000
     10,000,000      3    Clipper Tax-Exempt Certificates Trust (Virginia
                          Non-AMT)/(Series 2004-6), Weekly VRDNs (Loudoun
                          County, VA)/(State Street Bank and Trust Co. LIQ),
                          3.080%, 2/2/2006                                             10,000,000
      5,800,000           Danville, VA IDA (Series 1997), Weekly VRDNs
                          (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC),
                          3.130%, 2/2/2006                                             5,800,000
      3,390,000           Fairfax County, VA EDA (Series 1995), Weekly VRDNs
                          (American Society of Civil Engineers Foundation,
                          Inc.)/(SunTrust Bank LOC), 3.030%, 2/2/2006                  3,390,000
      5,920,000           Fairfax County, VA EDA (Series 1996), Weekly VRDNs
                          (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC),
                          3.080%, 2/1/2006                                             5,920,000
      5,605,000           Fairfax County, VA EDA (Series 2001), Weekly VRDNs
                          (The Langley School)/(SunTrust Bank LOC), 3.020%,
                          2/1/2006                                                     5,605,000
      8,440,000           Fairfax County, VA EDA (Series 2001), Weekly VRDNs
                          (Young Men's Christian Association of Metropolitan
                          Washington)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC), 3.070%, 2/3/2006                           8,440,000
      2,335,000           Fairfax County, VA EDA (Series 2002,) Weekly VRDNs
                          (Wolf Trap Foundation for the Performing
                          Arts)/(Bank of America N.A. LOC), 3.020%, 2/2/2006           2,335,000
     18,770,000           Fairfax County, VA EDA (Series 2003), Weekly VRDNs
                          (George Mason University Foundation, Inc.
                          )/(SunTrust Bank LOC), 3.030%, 2/1/2006                      18,770,000
      3,830,000           Fairfax County, VA EDA, 5.00% Bonds (Fairfax
                          County, VA), 5/15/2006                                       3,853,669
      6,000,000           Fairfax County, VA IDA (Series 2005C-1), Weekly
                          VRDNs (Inova Health System), 3.020%, 2/1/2006                6,000,000
      1,720,000           Fauquier County, VA IDA Weekly VRDNs (Warrenton
                          Development Co.)/(Bank of America N.A. LOC),
                          3.070%, 2/2/2006                                             1,720,000
      3,000,000           Fredericksburg, VA IDA (Series 2001 A-1), Weekly
                          VRDNs (Forest Village Apartments)/
                          (SunTrust Bank LOC), 3.080%, 2/1/2006                        3,000,000
      5,000,000           Halifax, VA IDA, MMMs, PCR (Series 1992), 3.27% CP
                          (Virginia Electric & Power Co.), Mandatory Tender
                          3/9/2006                                                     5,000,000
      2,935,000           Hampton, VA IDA (Series 1998), Weekly VRDNs (Waste
                          Management, Inc.)/(Wachovia Bank N.A. LOC),
                          3.080%, 2/2/2006                                             2,935,000
      8,400,000           Hampton, VA Redevelopment & Housing Authority
                          (Series 1998), Weekly VRDNs (Township
                          Apartments)/(FNMA LOC), 3.030%, 2/1/2006                     8,400,000
      4,500,000           Hanover County, VA IDA (Series 2005A), Weekly
                          VRDNs (Rhapsody Land & Development LLC)/(Wachovia
                          Bank N.A. LOC), 3.130%, 2/2/2006                             4,500,000
     19,915,000      3    Harrisonburg, VA Redevelopment & Housing Authority
                          (PT-485), 2.98% TOBs (Rolling Brook Village
                          Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional
                          Tender 9/7/2006                                              19,915,000
      6,150,000           Harrisonburg, VA Redevelopment & Housing Authority
                          (Series 2005), 3.65% TOBs (United States
                          Treasury), Mandatory Tender 2/1/2006                         6,150,000
     20,988,000           Henrico County, VA EDA (Series 2000), Weekly VRDNs
                          (White Oak Semiconductor LP)/
                          (Citibank NA, New York LOC), 3.070%, 2/1/2006                20,988,000
      1,415,000           Henrico County, VA EDA (Series 2001), Weekly VRDNs
                          (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 3.130%,
                          2/2/2006                                                     1,415,000
      4,765,000           Henrico County, VA EDA (Series 2003), Weekly VRDNs
                          (Lewis Ginter Botanical Garden, Inc.)/(SunTrust
                          Bank LOC), 3.080%, 2/1/2006                                  4,765,000
     11,545,000           Henrico County, VA EDA (Series 2003B), Weekly
                          VRDNs (Westminster-Canterbury of Richmond)/(Branch
                          Banking & Trust Co. of Virginia LOC), 3.030%,
                          2/2/2006                                                     11,545,000
     13,000,000           Henrico County, VA EDA (Series 2003B), Weekly
                          VRDNs (Westminster-Canterbury of Richmond)/(Branch
                          Banking & Trust Co. of Virginia LOC), 3.030%,
                          2/2/2006                                                     13,000,000
     23,750,000           James City County, VA IDA (Series 1997), Weekly
                          VRDNs (Riverside Health System), 3.180%, 2/1/2006            23,750,000
     14,850,000           James City County, VA IDA (Series 2002), Weekly
                          VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 3.030%,
                          2/2/2006                                                     14,850,000
      5,790,000           King George County IDA, VA (Series 1996), Weekly
                          VRDNs (Garnet of Virginia, Inc.)/
                          (JPMorgan Chase Bank, N.A. LOC), 3.070%, 2/2/2006            5,790,000
      2,265,000      3    Loudoun County , VA Sanitation Authority, ROCs
                          (Series 6511), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Citibank NA, New York LIQ), 3.060%, 2/2/2006           2,265,000
      9,690,000           Loudoun County, VA IDA (Series 2001), Daily VRDNs
                          (Atlantic Coast Airlines)/(Wachovia Bank N.A.
                          LOC), 3.120%, 2/1/2006                                       9,690,000
      3,800,000           Loudoun County, VA IDA (Series 2001), Weekly VRDNs
                          (Ashburn Volunteer Fire and Rescue
                          Department)/(Wachovia Bank N.A. LOC), 3.080%,
                          2/2/2006                                                     3,800,000
      6,500,000           Loudoun County, VA (Series 1998), 3.43% TOBs
                          (Signature Flight Support Corp.)/
                          (Bayerische Landesbank (GTD) LOC), Optional Tender
                          6/1/2006                                                     6,500,000
       840,000            Mecklenburg County, VA IDA, IDRB Weekly VRDNs
                          (Harden Manufacturing Corp.)/
                          (Columbus Bank and Trust Co., GA LOC), 3.320%,
                          2/2/2006                                                      840,000
       800,000            Mecklenburg County, VA IDA, IDRB Weekly VRDNs
                          (Smith Land Holdings LLC)/(Columbus Bank and Trust
                          Co., GA LOC), 3.320%, 2/2/2006                                800,000
      3,260,000      3    Metropolitan Washington, DC Airports Authority
                          (PT-1991), Weekly VRDNs (FSA INS)/(Merrill Lynch &
                          Co., Inc. LIQ), 3.100%, 2/2/2006                             3,260,000
      7,000,000      3    Metropolitan Washington, DC Airports Authority
                          ROCs (Series 360), Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Citibank NA, New York LIQ), 3.100%,
                          2/2/2006                                                     7,000,000
      5,000,000      3    Metropolitan Washington, DC Airports Authority
                          (MT-108), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Svenska Handelsbanken, Stockholm LIQ),
                          3.100%, 2/2/2006                                             5,000,000
      4,640,000      3    Metropolitan Washington, DC Airports Authority
                          (PT-736), Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Merrill Lynch & Co., Inc. LIQ), 3.100%,
                          2/2/2006                                                     4,640,000
      3,550,000           New Kent County, VA (Series 1999), Weekly VRDNs
                          (Basic Construction Co. LLC)/(SunTrust Bank LOC),
                          3.080%, 2/1/2006                                             3,550,000
      8,845,000           Newport News, VA EDA, Oyster Point Town Center
                          Weekly VRDNs (Newport News, VA)/
                          (SunTrust Bank LIQ), 3.030%, 2/1/2006                        8,845,000
      2,995,000           Newport News, VA IDA (Series 1997), Weekly VRDNs
                          (Iceland Seafood Corp.)/(SunTrust Bank LOC),
                          3.180%, 2/2/2006                                             2,995,000
      4,300,000           Newport News, VA IDA  (Series 2004), Weekly VRDNs
                          (CNU Warwick LLC)/(Bank of America N.A. LOC),
                          3.020%, 2/2/2006                                             4,300,000
      2,340,000           Newport News, VA Redevelopment & Housing Authority
                          (Series 2001A), Weekly VRDNs (Admiral Pointe
                          Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006            2,340,000
      1,400,000           Portsmouth, VA IDA (Series 2001), Weekly VRDNs
                          (Brutus Enterprises LLC)/(RBC Centura Bank LOC),
                          3.220%, 2/2/2006                                             1,400,000
      5,540,000           Prince William County, VA IDA (Series 2001),
                          Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC),
                          3.080%, 2/1/2006                                             5,540,000
       695,000            Richmond, VA IDA (Series 1997), Weekly VRDNs (PM
                          Beef)/(U.S. Bank, N.A. LOC), 3.190%, 2/1/2006                 695,000
      3,975,000           Richmond, VA Redevelopment & Housing Authority
                          Weekly VRDNs (Greystone Place
                          Apartments)/(SunTrust Bank LOC), 3.080%, 2/1/2006            3,975,000
      5,795,000           Richmond, VA Redevelopment & Housing Authority,
                          Multi-Family Refunding Revenue Bonds (Series
                          1997), Weekly VRDNs (Newport Manor)/(Columbus Bank
                          and Trust Co., GA LOC), 3.230%, 2/2/2006                     5,795,000
      2,410,000           Roanoke County, VA IDA (Series 2000), Weekly VRDNs
                          (Nordt Properties LLC)/(SunTrust Bank LOC),
                          3.080%, 2/1/2006                                             2,410,000
      2,700,000           Roanoke, VA IDA (Series 2002D), Daily VRDNs
                          (Carilion Health System Obligated Group), 3.080%,
                          2/1/2006                                                     2,700,000
      7,905,000           Rockingham County, VA IDA (Series 2003), Weekly
                          VRDNs (Sunnyside Presbyterian Home)/(Branch
                          Banking & Trust Co. of Virginia LOC), 3.050%,
                          2/2/2006                                                     7,905,000
       580,000            South Hill, VA IDA (Series 1997), Weekly VRDNs
                          (International Veneer Co., Inc.)/(JPMorgan Chase
                          Bank, N.A. LOC), 3.130%, 2/2/2006                             580,000
      2,010,000           Staunton, VA IDA (Series 1999A), Weekly VRDNs
                          (Specialty Blades, Inc.)/(SunTrust Bank LOC),
                          3.080%, 2/1/2006                                             2,010,000
       865,000            Tazewell County, VA IDA (Series 1993), Weekly
                          VRDNs (Seville Properties Bluefield)/
                          (Huntington National Bank, Columbus, OH LOC),
                          3.620%, 2/3/2006                                              865,000
      4,110,000      3    Tobacco Settlement Financing Corp., VA (PA-1341),
                          Weekly VRDNs (Merrill Lynch & Co., Inc.
                          LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.080%,
                          2/2/2006                                                     4,110,000
      3,750,000      3    Virginia Beach, VA Development Authority
                          (PT-2505), Weekly VRDNs (Princess Anne House
                          Seniors Community LP)/(Merrill Lynch & Co., Inc.
                          LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.150%,
                          2/2/2006                                                     3,750,000
      3,890,000           Virginia Beach, VA Development Authority (Series
                          2000), Weekly VRDNs (Chesapeake Bay
                          Academy)/(Wachovia Bank N.A. LOC), 3.080%, 2/2/2006          3,890,000
      3,000,000           Virginia Beach, VA Development Authority (Series
                          2001), Weekly VRDNs (Management Services Group,
                          Inc.)/(RBC Centura Bank LOC), 3.220%, 2/2/2006               3,000,000
      2,020,000           Virginia Beach, VA Development Authority (Series
                          2001), Weekly VRDNs (S & H Co.)/
                          (Wachovia Bank N.A. LOC), 3.080%, 2/2/2006                   2,020,000
     17,000,000           Virginia Beach, VA Development Authority (Series
                          2004), Weekly VRDNs (LifeNet Corp.)/
                          (SunTrust Bank LOC), 3.030%, 2/1/2006                        17,000,000
      1,000,000           Virginia Beach, VA Development Authority (Series
                          A), 4.00% Bonds (Virginia Beach, VA), 5/1/2006               1,003,079
      8,000,000           Virginia College Building Authority, 5.00% Bonds
                          (Virginia State GTD), 2/1/2006                               8,000,000
      7,110,000           Virginia Commonwealth Transportation Board, 5.00%
                          Bonds (Virginia State GTD), 5/15/2006                        7,154,573
      6,100,000      3    Virginia Commonwealth Transportation Board,
                          Floater Certificates (Series 2001-727), Weekly
                          VRDNs (Virginia State)/(Morgan Stanley LIQ),
                          3.050%, 2/2/2006                                             6,100,000
      2,050,000           Virginia Peninsula Port Authority (Series 2001),
                          Weekly VRDNs (Tidewater Fibre Corp.)/
                          (Wachovia Bank N.A. LOC), 3.130%, 2/2/2006                   2,050,000
      3,420,000      3    Virginia Port Authority, MERLOTS (Series 1997M),
                          Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                          Bank N.A. LIQ), 3.110%, 2/1/2006                             3,420,000
       950,000            Virginia Resources Authority, Water and Sewer
                          (Series 1997), Weekly VRDNs (Henrico County,
                          VA)/(SunTrust Bank LIQ), 3.030%, 2/2/2006                     950,000
      2,900,000           Virginia Small Business Financing Authority Weekly
                          VRDNs (Moses Lake Industries)/(Key Bank, N.A.
                          LOC), 3.100%, 2/1/2006                                       2,900,000
      1,850,000           Virginia Small Business Financing Authority
                          (Series 2000), Weekly VRDNs (International Parkway
                          Associates LLC)/(RBC Centura Bank LOC), 3.220%,
                          2/2/2006                                                     1,850,000
      3,600,000           Virginia Small Business Financing Authority
                          (Series 2001), Weekly VRDNs (Ennstone,
                          Inc.)/(Wachovia Bank N.A. LOC), 3.130%, 2/2/2006             3,600,000
     15,000,000           Virginia State Housing Development Authority
                          (Series 2005 E STEM-I), 3.05% TOBs, Mandatory
                          Tender 7/5/2006                                              15,000,000
      4,880,000      3    Virginia State Public Building Authority, Floater
                          Certificates (Series 1998-131), Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Morgan Stanley LIQ), 3.050%,
                          2/2/2006                                                     4,880,000
      5,575,000      3    Virginia State Public School Authority (1997
                          Resolution) MERLOTS (Series 2001-A121), 3.35% TOBs
                          (Virginia State GTD)/(Wachovia Bank N.A. LIQ),
                          Optional Tender 11/9/2006                                    5,575,000
      3,162,000           Williamsburg, VA IDA (Series 1988), Weekly VRDNs
                          (Colonial Williamsburg Foundation Museum)/(Bank of
                          America N.A. LOC), 3.020%, 2/1/2006                          3,162,000
                              TOTAL                                                   496,141,321
                              TOTAL MUNICIPAL INVESTMENTS---99.7%
                          ===================================================
                               (AT AMORTIZED COST)(4)                                 521,639,511
                              OTHER ASSETS AND LIABILITIES--NET--0.3%                    1,518,029
                              TOTAL NET ASSETS--100%                               $   523,157,540

================================================================================

      Securities that are subject to the federal alternative minimum tax (AMT) represent 32.5% of the portfolio as calculated based upon total portfolio market value.

1     The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
Fitch Ratings,  are all considered rated in one of the two highest short-term rating categories.  Securities rated in the highest short-term rating category
(and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category
(and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.  At
January 31, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value.

First Tier        Second Tier

99.04%            0.96%
------------------------
2     Current rate and next reset date shown for Variable Rate Demand Notes.
3     Denotes a restricted security, including securities purchased under Rule
144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At January 31, 2006, these securities amounted to $144,544,500 which represents 27.6% of total net assets.
4     Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2006.
Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
CP          --Commercial Paper
EDA         --Economic Development Authority
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
IDA         --Industrial Development Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOCs        --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MMMs        --Money Market Municipals
PCR         --Pollution Control Revenue
ROCs        --Reset Options Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligations Participating Securities
VRDNs       --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/  Richard A. Novak
                 Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer


Date        March 23, 2006